Multi-Manager Total Return Bond Strategies Fund
First Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency(a) 13.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AB BSL CLO Ltd.(b),(c)
Series 2025-6A Class A
3-month Term SOFR + 1.430% Floor 1.430% 07/20/2037	4.325%	11,800,000	11,815,328
Affirm Asset Securitization Trust(b)
Series 2024-A Class 1A
02/15/2029	5.610%	4,690,000	4,701,991
Series 2024-A Class A
02/15/2029	5.610%	1,235,000	1,238,158
Series 2024-X2 Class B
12/17/2029	5.330%	6,800,000	6,810,948
Series 2024-X2 Class C
12/17/2029	5.620%	6,300,000	6,316,153
Series 2025-X2 Class C
10/15/2030	4.930%	2,400,000	2,402,501
Subordinated Series 2024-A Class 1B
02/15/2029	5.930%	500,000	501,241
Subordinated Series 2024-A Class 1C
02/15/2029	6.160%	500,000	501,275
Affirm Master Trust(b)
Series 2025-1A Class A
02/15/2033	4.990%	5,300,000	5,342,537
Series 2025-2A Class A
07/15/2033	4.670%	2,035,000	2,044,040
Series 2025-3A Class A
10/16/2034	4.450%	5,100,000	5,105,920
Aligned Data Centers Issuer LLC(b)
Series 2021-1A Class A2
08/15/2046	1.937%	5,080,000	4,972,846
Allegro CLO X Ltd.(b),(c)
Series 2019-1A Class ARR
3-month Term SOFR + 1.130% Floor 1.130% 04/20/2032	5.014%	3,417,126	3,417,116
Ally Auto Receivables Trust
Series 2025-1 Class A3
03/15/2030	3.960%	1,620,000	1,622,539
American Credit Acceptance Receivables Trust(b)
Series 2025-2 Class C
03/12/2031	5.110%	2,280,000	2,293,133
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	1,252,876	1,259,172
Americredit Automobile Receivables Trust
Subordinated Series 2023-1 Class B
03/20/2028	5.570%	3,130,000	3,155,532
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AmeriCredit Automobile Receivables Trust
Series 2023-2 Class B
07/18/2029	5.840%	4,505,000	4,594,923
Series 2024-1 Class A3
01/18/2029	5.430%	3,165,000	3,191,521
Subordinated Series 2021-3 Class C
08/18/2027	1.410%	1,891,368	1,876,237
AMMC CLO Ltd.(b),(c)
Series 2023-26 Class A1R
3-month Term SOFR + 1.270% Floor 1.270% 04/15/2036	5.175%	2,200,000	2,203,751
Series 2024-28 Class A1A
3-month Term SOFR + 1.550% Cap 1.550% 07/20/2037	5.434%	4,670,000	4,683,375
Series 2024-30A Class A1
3-month Term SOFR + 1.680% Floor 1.680% 01/15/2037	5.585%	5,250,000	5,256,688
Series 2025-31A Class B
3-month Term SOFR + 1.700% Floor 1.700% 02/20/2038	5.584%	3,270,000	3,278,744
Apidos CLO XVIII(b),(c)
Series 2018-R2 Class A1R2
3-month Term SOFR + 1.330% Floor 1.330% 01/22/2038	5.187%	19,000,000	19,051,072
Apidos CLO XXIV(b),(c)
Series 2016-24A
3-month Term SOFR + 2.312% Floor 2.050% 10/20/2030	6.196%	2,900,000	2,903,930
Apollo Aviation Securitization Equity Trust(b)
Series 2025-1 Class A
02/16/2050	5.943%	396,478	404,362
Applebee’s Funding LLC/IHOP Funding LLC(b)
Series 2023-1A Class A2
03/05/2053	7.824%	2,750,000	2,792,066
Series 2025-1A Class A2
06/07/2055	6.720%	6,795,000	6,849,919
Aqua Finance Trust(b)
Series 2020-A Class C
07/17/2046	3.970%	4,563,758	4,427,597
Series 2020-AA Class A
07/17/2046	1.900%	172,360	167,549

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Series 2021-A Class A
07/17/2046	1.540%		706,800	650,466
Arbour CLO IV DAC(b),(c)
Series 2025-4A Class BRRR
3-month EURIBOR + 2.000% Floor 2.000% 11/15/2039	2.084%	EUR	4,600,000	5,337,461
Ares LXII CLO Ltd.(b),(c)
Series 2021-62A Class BR
3-month Term SOFR + 1.500% Floor 1.500% 01/25/2034	3.935%		9,000,000	9,004,725
Ares LXV CLO Ltd.(b),(c)
Series 2025-65A Class A1R
3-month Term SOFR + 1.120% Floor 1.120% 07/25/2034	4.978%		8,000,000	7,999,184
Ares XXVII CLO Ltd.(b),(c)
Series 2024-2A Class AR3
3-month Term SOFR + 1.150% Floor 1.150% 10/28/2034	5.009%		12,110,000	12,115,074
Atlas Senior Loan Fund XXIII Ltd.(b),(c)
3-month Term SOFR + 1.530% Floor 1.530% 07/20/2037	5.414%		25,000,000	25,062,775
AutoNation Finance Trust(b)
Series 2025-1A Class A3
11/13/2029	4.620%		1,600,000	1,612,200
Auxilior Term Funding LLC(b)
Series 2023-1A Class A2
12/15/2028	6.180%		287,016	288,404
Avis Budget Rental Car Funding AESOP LLC(b)
Series 2023-3A Class A
02/22/2028	5.440%		8,020,000	8,122,670
Series 2024-1A Class A
06/20/2030	5.360%		5,325,000	5,497,089
Series 2025-2A Class A
08/20/2031	5.120%		670,000	690,720
Subordinated Series 2021-2A Class C
02/20/2028	2.350%		4,000,000	3,902,930
Bain Capital CLO Ltd.(b),(c)
Series 2024-1A Class A1
3-month Term SOFR + 1.550% Floor 1.550% 04/16/2037	5.444%		3,750,000	3,759,862
Bain Capital Credit CLO Ltd.(b),(c)
Series 2017-2A Class CR3
3-month Term SOFR + 2.200% Floor 2.200% 07/25/2037	6.058%		7,000,000	7,024,185
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-5A Class ARR
3-month Term SOFR + 1.150% Floor 1.150% 04/20/2034	5.376%	7,160,000	7,156,764
Series 2022-4A Class CR
3-month Term SOFR + 2.050% Floor 2.050% 10/16/2037	6.368%	3,250,000	3,258,144
Series 2024-4A Class C
3-month Term SOFR + 1.900% Floor 1.900% 10/23/2037	5.760%	8,050,000	8,065,971
Balboa Bay Loan Funding Ltd.(b),(c)
Series 2024-1A Class A1
3-month Term SOFR + 1.510% Floor 1.510% 07/20/2037	5.394%	14,000,000	14,036,750
Ballyrock CLO Ltd.(b),(c)
Series 2021-18A Class A2R
3-month Term SOFR + 1.650% Floor 1.650% 04/15/2038	5.555%	5,210,000	5,230,288
Barings CLO Ltd.(b),(c)
Series 2025-3 Class A1
3-month Term SOFR + 1.320% Floor 1.320% 03/31/2038	5.600%	17,500,000	17,532,235
Benefit Street Partners CLO Ltd.(b),(c)
Series 2015-6BR Class BR
3-month Term SOFR + 1.550% Floor 1.550% 04/20/2038	5.434%	5,100,000	5,099,760
BHG Securitization Trust(b)
Series 2024-1CON Class A
04/17/2035	5.810%	452,658	462,157
Series 2025-2CON Class A
09/17/2036	4.840%	2,160,282	2,180,901
Birch Grove CLO Ltd.(b),(c)
Series 2024-10 Class A
3-month Term SOFR + 1.390% Floor 1.390% 01/22/2038	5.247%	3,250,000	3,257,004
Series 2024-9A Class C
3-month Term SOFR + 2.000% Floor 2.000% 10/22/2037	5.857%	3,150,000	3,154,807
Series 2025-12 Class A1
3-month Term SOFR + 1.170% Floor 1.170% 04/22/2038	5.027%	6,000,000	5,984,340
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BlueMountain CLO Ltd.(b),(c)
Series 2018-3A Class BR
3-month Term SOFR + 1.850% Floor 1.850% 10/25/2030	5.708%	8,500,000	8,542,372
Series 2024-3A Class A1R2
3-month Term SOFR + 1.200% Floor 1.200% 11/15/2030	4.790%	1,688,768	1,689,214
BlueMountain CLO XXX Ltd.(b),(c)
Series 2020-30A Class AR2
3-month Term SOFR + 1.150% Floor 1.150% 04/15/2035	4.003%	18,700,000	18,690,687
Series 2020-30A Class CR2
3-month Term SOFR + 1.850% Floor 1.850% 04/15/2035	3.985%	2,110,000	2,110,065
BlueMountain Fuji US CLO II Ltd.(b),(c)
Series 2017-2A Class A1AR
3-month Term SOFR + 1.262% Floor 1.000% 10/20/2030	5.587%	1,042,567	1,043,229
BMW Vehicle Lease Trust
Series 2024-2 Class A3
10/25/2027	4.180%	2,665,000	2,671,911
Series 2025-1 Class A3
06/26/2028	4.430%	1,270,000	1,280,140
BOF URSA Funding(b)
Series 2024-SN1 Class A3
03/15/2028	5.660%	3,934,255	3,947,976
Bojangles Issuer LLC(b)
Series 2024-1A Class A2
11/20/2054	6.584%	698,250	706,848
Bridgecrest Lending Auto Securitization Trust
Series 2024-2 Class A3
06/15/2028	5.840%	2,847,170	2,854,928
Series 2024-3 Class B
10/16/2028	5.370%	1,185,000	1,191,558
Series 2025-2 Class A3
12/15/2028	4.780%	2,125,000	2,131,167
Series 2025-3 Class A3
01/15/2029	4.660%	1,110,000	1,114,184
Carlyle US CLO Ltd.(b),(c)
Series 2019-3A Class BRR
3-month Term SOFR + 2.600% Floor 2.600% 04/20/2037	6.484%	3,650,000	3,662,844
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-1A Class BRR
3-month Term SOFR + 1.750% Floor 1.750% 01/20/2038	5.634%	1,250,000	1,249,089
Series 2021-6A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 01/15/2038	6.018%	13,750,000	13,788,074
Series 2021-7A Class A1R
3-month Term SOFR + 1.200% Floor 1.200% 04/15/2038	5.105%	9,850,000	9,847,636
Series 2021-7A Class BR
3-month Term SOFR + 1.600% 04/15/2040	5.505%	7,500,000	7,499,632
Series 2024-8 Class B
3-month Term SOFR + 1.700% Floor 1.700% 01/25/2037	5.558%	17,250,000	17,312,997
Carmax Auto Owner Trust
Series 2023-2 Class A3
01/18/2028	5.050%	1,968,974	1,977,485
Series 2025-4 Class A3
12/16/2030	3.970%	2,060,000	2,058,861
Subordinated Series 2023-3 Class B
02/15/2029	5.470%	3,040,000	3,105,517
CarMax Auto Owner Trust
Series 2024-4 Class A3
10/15/2029	4.600%	7,030,000	7,087,548
Series 2025-2 Class A3
03/15/2030	4.480%	2,115,000	2,134,514
Carmax Select Receivables Trust
Series 2025-B Class B
07/15/2030	4.350%	5,300,000	5,301,732
CarMax Select Receivables Trust
Series 2025-A Class A3
09/17/2029	4.770%	3,495,000	3,524,002
Carvana Auto Receivables Trust(b)
Series 2023-P1 Class A3
12/10/2027	5.980%	792,679	794,268
Carvana Auto Receivables Trust
Series 2024-P2 Class A3
07/10/2029	5.330%	1,649,182	1,661,044
Series 2024-P4 Class A3
01/10/2030	4.640%	1,135,000	1,140,684
Series 2025-P2 Class A4
06/10/2031	4.750%	4,625,000	4,700,967
Series 2025-P3 Class A3
11/11/2030	4.040%	1,630,000	1,627,866

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Castlelake Aircraft Structured Trust(b)
Series 2025-2A Class A
08/15/2050	5.465%	3,431,831	3,479,757
Series 2025-3 Class A
11/15/2050	5.087%	5,395,000	5,424,349
CBAM Ltd.(b),(c)
Series 2024-1A Class AR2
3-month Term SOFR + 1.390% Floor 1.390% 01/20/2038	5.274%	9,100,000	9,142,934
Chesapeake Funding II LLC(b)
Series 2023-1A Class A1
05/15/2035	5.650%	903,169	908,025
Series 2024-1A Class A1
05/15/2036	5.520%	959,162	968,655
CIFC Funding IV Ltd.(b),(c)
Series 2015-4A Class BR2
3-month Term SOFR + 2.162% Floor 1.900% 04/20/2034	6.046%	6,300,000	6,312,260
CIFC Funding Ltd.(b),(c)
Series 2016-1A Class BR3
3-month Term SOFR + 1.450% Floor 1.450% 10/21/2031	5.320%	8,500,000	8,462,090
Series 2018-2A Class A1R
3-month Term SOFR + 1.370% Floor 1.370% 10/20/2037	5.254%	39,520,000	39,597,459
Series 2019-6A Class A2R
3-month Term SOFR + 1.700% Floor 1.700% 07/16/2037	5.594%	2,000,000	2,001,920
CIT Education Loan Trust(b),(c)
Series 2007-1 Class B
90-day Average SOFR + 0.562% Floor 0.300% 06/25/2042	4.931%	216,355	193,107
Citizens Auto Receivables Trust(b)
Series 2024-1 Class A3
04/17/2028	5.110%	992,622	997,815
Clover CLO LLC(b),(c)
Series 2021-3A Class AR
3-month Term SOFR + 1.070% Floor 1.070% 01/25/2035	4.928%	10,150,000	10,153,786
Cologix Data Centers US Issuer LLC(b)
Series 2021-1A Class A2
12/26/2051	3.300%	5,000,000	4,897,177
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Commonbond Student Loan Trust(b)
Series 2018-CGS Class B
02/25/2046	4.250%		73,679	70,540
Series 2020-AGS Class A
08/25/2050	1.980%		647,685	582,201
Compass Datacenters Issuer II LLC(b)
Series 2024-2A Class A1
08/25/2049	5.022%		1,745,000	1,746,221
Compass Datacenters Issuer III LLC(b)
Series 2025-1 Class A2
02/25/2050	5.656%		1,195,000	1,219,346
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC(b)
Series 2025-1A Class A2
05/20/2055	6.000%		8,690,000	8,890,198
Contego CLO XII DAC(b),(c),(d)
Series 2025-12A Class BR
3-month EURIBOR + 1.900% Floor 1.900% 01/25/2040	3.954%	EUR	5,000,000	5,801,750
CQS US CLO Ltd.(b),(c)
Series 2023-3A Class A1
3-month Term SOFR + 1.890% Floor 1.890% 01/25/2037	5.748%		20,000,000	20,036,580
Credit Acceptance Auto Loan Trust(b)
Series 2023-1A Class A
03/15/2033	6.480%		706,644	707,771
Series 2024-2A Class A
06/15/2034	5.950%		4,260,000	4,336,815
Series 2025-1A Class A
03/15/2035	5.020%		3,145,000	3,187,124
Series 2025-2 Class B
01/15/2036	4.870%		2,695,000	2,710,037
Subordinated Series 2023-2A Class B
07/15/2033	6.610%		1,215,000	1,225,626
Subordinated Series 2023-3A Class C
12/15/2033	7.620%		695,000	717,857
Crockett Partners Equipment Co. IIA LLC(b)
Series 2024-1C Class A
01/20/2031	6.050%		2,397,727	2,425,393
CyrusOne Data Centers Issuer I LLC(b)
Series 2025-1A Class A2
02/20/2050	5.910%		3,305,000	3,385,052
DataBank Issuer II LLC(b)
Series 2025-1A Class A2
09/27/2055	5.180%		4,520,000	4,518,529
DataBank Issuer LLC(b)
Series 2023-1 Class A2
02/25/2053	5.116%		3,400,000	3,385,995
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DB Master Finance LLC(b)
Series 2017-1A Class A2II
11/20/2047	4.030%	1,153,125	1,140,480
Series 2019-1A Class A23
05/20/2049	4.352%	1,125,000	1,117,225
Dell Equipment Finance Trust(b)
Series 2023-3 Class A3
04/23/2029	5.930%	2,341,262	2,355,409
Dewolf Park CLO Ltd.(b),(c)
Series 2021-1A Class AR
3-month Term SOFR + 1.182% Floor 0.920% 10/15/2030	5.086%	460,827	460,888
DLLMT LLC(b)
Subordinated Series 2023-1A Class A3
03/22/2027	5.340%	1,851,695	1,859,085
Drive Auto Receivables Trust
Subordinated Series 2024-2 Class B
07/16/2029	4.520%	3,755,000	3,764,914
Dryden CLO Ltd.(b),(c)
Series 2019-75A Class CR2
3-month Term SOFR + 2.062% Floor 1.800% 04/15/2034	5.966%	5,000,000	4,990,000
Dryden Senior Loan Fund(b),(c)
Series 2015-40A Class AR2
3-month Term SOFR + 1.150% Floor 1.150% 08/15/2031	5.002%	2,824,742	2,826,354
Elevation CLO Ltd.(b),(c)
Series 2013-1A Class A1R3
3-month Term SOFR + 1.400% Floor 1.400% 07/25/2038	5.630%	5,100,000	5,115,254
Series 2021-12A Class A1R
3-month Term SOFR + 1.620% Floor 1.620% 04/20/2037	5.946%	30,000,000	30,044,400
Series 2025-18A Class B
3-month Term SOFR + 1.700% Floor 1.700% 03/28/2038	5.584%	10,000,000	10,009,030
ELFI Graduate Loan Program LLC(b)
Series 2019-A Class A
03/25/2044	2.540%	464,187	447,397
Series 2023-A Class A
02/04/2048	6.370%	3,321,007	3,491,673
ELFI Graduate Loan Program LLC(b),(e)
Subordinated Series 2019-A Class B
03/25/2044	2.940%	242,284	224,831
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Elmwood CLO 30 Ltd.(b),(c)
Series 2024-6A Class A
3-month Term SOFR + 1.430% Floor 1.430% 07/17/2037	5.312%	14,000,000	14,049,406
Elmwood CLO 39 Ltd.(b),(c)
Series 2025-2A Class A1
3-month Term SOFR + 1.140% Floor 1.140% 04/17/2038	5.470%	19,000,000	18,967,700
Elmwood CLO IX Ltd.(b),(c)
Series 2021-2A Class BR
3-month Term SOFR + 1.550% Floor 1.550% 04/20/2038	5.434%	6,520,000	6,534,527
Elmwood CLO Ltd.(b),(c)
Series 2025-3A Class A
3-month Term SOFR + 1.240% Floor 1.240% 03/22/2038	5.122%	20,000,000	20,030,800
Elmwood CLO XI Ltd.(b),(c)
Series 2021-4A Class BR
3-month Term SOFR + 1.550% 01/20/2038	5.434%	3,270,000	3,274,725
Enterprise Fleet Financing LLC(b)
Series 2025-3 Class A3
09/20/2029	4.460%	3,960,000	4,013,722
Enterprise Fleet Financing LLC(b)
Series 2022-3 Class A2
07/20/2029	4.380%	71,121	71,139
Series 2023-2 Class A2
04/22/2030	5.560%	902,713	907,746
Series 2024-1 Class A3
09/20/2030	5.160%	1,265,000	1,287,396
Series 2024-3 Class A4
03/20/2031	5.060%	2,190,000	2,239,424
Series 2025-1 Class A3
02/20/2029	4.820%	1,635,000	1,661,099
Exeter Automobile Receivables Trust
Series 2025-2A Class A3
01/16/2029	4.740%	5,810,000	5,825,930
Series 2025-4A Class A3
09/17/2029	4.390%	805,000	807,456
Subordinated Series 2024-1A Class B
08/15/2028	5.290%	4,272,549	4,282,172
Subordinated Series 2024-4A Class C
08/15/2030	5.480%	2,075,000	2,094,614
Exeter Select Automobile Receivables Trust
Series 2025-1 Class A3
04/15/2030	4.690%	945,000	951,806

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Investors Auto Owner Trust(b)
Series 2025-1 Class C
12/15/2031	4.750%	3,275,000	3,278,624
Flagship Credit Auto Trust(b)
Subordinated Series 2023-2 Class C
05/15/2029	5.810%	3,240,000	3,232,330
Flatiron CLO Ltd.(b),(c)
Series 2021-1A Class CR
3-month Term SOFR + 2.000% Floor 2.000% 10/19/2037	5.884%	2,000,000	2,003,010
Flexential Issuer(b)
Series 2021-1A Class A2
11/27/2051	3.250%	2,021,029	1,989,105
Ford Credit Auto Lease Trust
Series 2025-A Class A3
06/15/2028	4.720%	2,055,000	2,070,422
Ford Credit Auto Owner Trust(b)
Series 2021-1 Class A
10/17/2033	1.370%	3,415,000	3,379,571
Subordinated Series 2021-2 Class C
05/15/2034	2.110%	3,900,000	3,816,918
Subordinated Series 2021-2 Class D
05/15/2034	2.600%	2,300,000	2,254,159
Subordinated Series 2023-1 Class C
08/15/2035	5.580%	3,900,000	3,993,733
Frontier Issuer LLC(b)
Series 2023-1 Class A2
08/20/2053	6.600%	4,475,000	4,520,145
Series 2024-1 Class A2
06/20/2054	6.190%	2,060,000	2,110,019
Galaxy XXII CLO Ltd.(b),(c)
Series 2016-22A Class ARRR
3-month Term SOFR + 1.240% Floor 1.240% 04/16/2034	5.887%	3,740,000	3,743,272
GECU Auto Receivables Trust(b)
Series 2023-1A Class A3
08/15/2028	5.630%	1,629,797	1,638,055
GLS Auto Receivables Issuer Trust(b)
Series 2024-4A Class A3
07/17/2028	4.750%	1,230,000	1,232,405
Series 2025-2 Class C
01/15/2031	5.110%	1,355,000	1,377,856
Subordinated Series 2024-2A Class B
11/15/2028	5.770%	3,445,000	3,471,685
Subordinated Series 2024-3A Class B
01/16/2029	5.080%	1,850,000	1,862,287
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GLS Auto Select Receivables Issuer Trust(b)
Series 2025-4 Class A2
02/18/2031	4.170%	1,380,000	1,380,866
GLS Auto Select Receivables Trust(b)
Series 2024-2A Class A2
06/17/2030	5.580%	470,177	474,280
Series 2024-3A Class A2
10/15/2029	5.590%	1,707,218	1,725,092
Series 2024-4A Class A2
12/17/2029	4.430%	1,261,138	1,264,383
Series 2025-1A Class A2
04/15/2030	4.710%	1,746,522	1,758,452
Series 2025-3A Class A2
10/15/2030	4.460%	1,680,000	1,684,748
GM Financial Automobile Leasing Trust
Series 2025-1 Class A3
02/21/2028	4.660%	2,780,000	2,798,425
Series 2025-3 Class A3
08/21/2028	4.170%	3,550,000	3,563,790
GM Financial Consumer Automobile Receivables Trust
Subordinated Series 2023-4 Class B
04/16/2029	6.160%	2,800,000	2,876,976
Goal Capital Funding Trust(c)
Series 2006-1 Class B
3-month Term SOFR + 0.712% Floor 0.450% 08/25/2042	4.590%	281,321	273,327
Goldentree Loan Management US CLO Ltd.(b),(c)
Series 2020-8A Class ARR
3-month Term SOFR + 1.150% Floor 1.150% 10/20/2034	5.034%	10,550,000	10,561,172
GoodLeap Sustainable Home Solutions Trust(b)
Series 2021-3CS Class A
05/20/2048	2.100%	2,303,535	1,886,294
Greenacre Park CLO LLC(b),(c)
Series 2021-2 Class AR
3-month Term SOFR + 1.370% Floor 1.370% 07/20/2037	5.254%	6,950,000	6,976,389
GreenSky Home Improvement Issuer Trust(b)
Series 2024-2 Class A4
10/27/2059	5.150%	325,783	331,175
GreenSky Home Improvement Trust(b)
Series 2024-1 Class A3
06/25/2059	5.550%	1,745,000	1,801,920
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Greywolf CLO VII Ltd.(b),(c)
Series 2018-2A Class A1
3-month Term SOFR + 1.440% Floor 1.180% 10/20/2031	5.324%	1,038,525	1,038,310
Hayfin US XIV Ltd.(b),(c)
Series 2021-14A Class A1R
3-month Term SOFR + 1.300% 10/20/2038	5.184%	20,000,000	20,040,360
Hayfin US XV Ltd.(b),(c)
Series 2024-15A Class A1
3-month Term SOFR + 1.640% Floor 1.640% 04/28/2037	5.499%	24,750,000	24,799,401
Helios Issuer LLC(b)
Series 2020-AA Class A
06/20/2047	2.980%	852,181	781,816
Henderson Receivables LLC(b)
Series 2013-3A Class A
01/17/2073	4.080%	1,134,797	1,090,674
Series 2014-2A Class A
01/17/2073	3.610%	1,406,055	1,288,518
Hertz Vehicle Financing III LLC(b)
Series 2023-3A Class A
02/25/2028	5.940%	4,660,000	4,731,051
Series 2024-1A Class A
01/25/2029	5.440%	3,815,000	3,897,456
Hertz Vehicle Financing LLC(b)
Series 2022-2A Class A
06/26/2028	2.330%	3,830,000	3,732,153
Hilton Grand Vacations Trust(b)
Subordinated Series 2022-2A Class C
01/25/2037	5.570%	95,766	96,705
HPS Loan Management Ltd.(b),(c)
Series 2024-21A Class B
3-month Term SOFR + 1.750% Floor 1.750% 10/15/2037	5.655%	13,000,000	13,023,829
Huntington Auto Trust(b)
Series 2024-1A Class A3
01/16/2029	5.230%	2,070,727	2,091,373
Hyundai Auto Receivables Trust
Series 2025-B Class A3
12/17/2029	4.360%	1,615,000	1,629,051
ICG US CLO Ltd.(b),(c)
Series 2016-1A Class A2R3
3-month Term SOFR + 1.600% Floor 1.600% 04/29/2034	4.070%	3,250,000	3,251,225
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Invesco CLO Ltd.(b),(c)
Series 2021-2A Class BR
3-month Term SOFR + 1.600% Floor 1.600% 07/15/2034	5.505%	4,000,000	3,995,260
Jersey Mike’s Funding LLC(b)
Series 2024-1 Class A2
02/15/2055	5.636%	2,977,500	3,037,551
Kayne Ltd.(b),(c)
Series 2021-10A Class C
3-month Term SOFR + 2.012% Floor 1.750% 04/23/2034	5.871%	1,600,000	1,601,843
KKR CLO 33 Ltd.(b),(c)
Series 2025-33A Class AR
3-month Term SOFR + 1.080% Floor 1.080% 07/20/2034	4.993%	16,800,000	16,807,291
Series 2025-33A Class BR
3-month Term SOFR + 1.600% Floor 1.600% 07/20/2034	5.513%	5,350,000	5,352,306
LAD Auto Receivables Trust(b)
Series 2024-1A Class A4
09/15/2028	5.170%	1,015,000	1,020,872
Series 2024-2A Class A3
08/15/2028	5.610%	1,519,145	1,527,262
Series 2024-3A Class A3
03/15/2029	4.520%	1,610,000	1,614,927
Series 2025-1 Class A3
07/16/2029	4.690%	4,465,000	4,484,623
Series 2025-2A Class A3
01/15/2030	4.250%	1,440,000	1,444,082
Subordinated Series 2023-4A Class B
10/16/2028	6.390%	1,515,000	1,531,892
Lakeside Park CLO Ltd.(b),(c)
Series 2025-1A Class B1
3-month Term SOFR + 1.550% Floor 1.550% 04/15/2038	5.840%	3,660,000	3,673,117
LCM Ltd.(b),(c)
Series 2030A Class AR
3-month Term SOFR + 1.342% Floor 1.080% 04/20/2031	5.226%	990,182	992,092
Lending Funding Trust(b)
Series 2020-2A Class A
04/21/2031	2.320%	623,593	612,726

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lendmark Funding Trust(b)
Series 2021-1A Class A
11/20/2031	1.900%	5,000,000	4,858,158
Loanpal Solar Loan Ltd.(b)
Series 2020-2GF Class A
07/20/2047	2.750%	1,108,528	948,167
M&T Bank Auto Receivables Trust(b)
Series 2025-1 Class A3
06/17/2030	4.730%	1,425,000	1,441,253
M&T Equipment Notes(b)
Series 2023-1A Class A3
07/15/2030	5.740%	1,217,128	1,223,308
Madison Park Funding XLVIII Ltd.(b),(c)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	5.296%	5,100,804	5,100,804
Series 2021-48A Class C
3-month Term SOFR + 2.262% Floor 2.000% 04/19/2033	6.146%	1,520,000	1,520,000
Madison Park Funding XXVIII Ltd.(b),(c)
Series 2018-28A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 01/15/2038	5.605%	17,000,000	17,058,514
Madison Park Funding XXX Ltd.(b),(c)
Series 2024-30A Class A1R
3-month Term SOFR + 1.360% Floor 1.360% 07/16/2037	5.254%	6,000,000	6,016,482
Magnetite XLV Ltd.(b),(c)
Series 2025-45 Class B
3-month Term SOFR + 1.550% Floor 1.550% 04/15/2038	5.455%	3,910,000	3,923,392
Massachusetts Educational Financing Authority
Series 2018-A Class A
05/25/2033	3.850%	727,002	702,101
Merchants Fleet Funding LLC(b)
Series 2023-1A Class A
05/20/2036	7.210%	1,715,443	1,723,761
Mercury Financial Credit Card Master Trust(b)
Series 2024-2 Class A
07/20/2029	6.560%	3,155,000	3,177,010
MetroNet Infrastructure Issuer LLC(b)
Series 2025-2 Class A2
08/20/2055	5.400%	2,015,000	2,046,177
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MF1 LLC(b),(c)
Series 2024-FL14 Class A
1-month Term SOFR + 1.737% Floor 1.737%, Cap 1.737% 03/19/2039	5.696%	3,000,000	3,007,500
MF1 Ltd.(b),(c)
Series 2021-FL6 Class D
1-month Term SOFR + 2.664% Floor 2.550% 07/16/2036	6.627%	7,000,000	6,992,044
Mid-State Capital Corp. Trust(b)
Series 2006-1 Class A
10/15/2040	5.787%	322,838	324,600
Mill City Solar Loan Ltd.(b)
Series 2019-1A Class A
03/20/2043	4.340%	732,786	691,781
Series 2019-2GS Class A
07/20/2043	3.690%	793,389	725,525
Mission Lane Credit Card Master Trust(b)
Series 2024-B Class A
01/15/2030	5.880%	2,955,000	2,976,881
Mosaic Solar Loan Trust(b)
Series 2018-1A Class A
06/22/2043	4.010%	337,260	318,460
Series 2019-1A Class A
12/21/2043	4.370%	687,666	651,423
Series 2020-2A Class A
08/20/2046	1.440%	1,258,231	1,062,838
Series 2023-3A Class A
11/20/2053	5.910%	1,958,531	1,927,898
Series 2023-4A Class A
05/20/2053	6.400%	3,001,072	3,021,660
Series 2024-1 Class A
09/20/2049	5.500%	1,913,155	1,862,390
Series 2024-2A Class A
04/22/2052	5.600%	2,727,915	2,635,860
Subordinated Series 2018-2GS Class B
02/22/2044	4.740%	428,689	390,814
Subordinated Series 2020-2A Class B
08/20/2046	2.210%	809,370	671,986
Subordinated Series 2021-2A Class B
04/22/2047	2.090%	712,849	555,657
Mosaic Solar Loans LLC(b)
Series 2017-2A Class A
06/22/2043	3.820%	345,842	327,204
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MP CLO VIII Ltd.(b),(c)
Series 2015-2A Class ARR
3-month Term SOFR + 1.462% Floor 1.200% 04/28/2034	5.321%	16,100,000	16,114,104
MVW LLC(b)
Series 2024-1A Class A
02/20/2043	5.320%	753,551	765,051
Navient Private Education Refi Loan Trust(b)
Series 2020-BA Class A2
01/15/2069	2.120%	577,158	552,475
Series 2020-DA Class A
05/15/2069	1.690%	2,761,872	2,625,648
Series 2020-FA Class A
07/15/2069	1.220%	365,475	346,476
Series 2020-GA Class A
09/16/2069	1.170%	690,077	646,043
Series 2021-A Class A
05/15/2069	0.840%	397,927	366,181
Series 2021-BA Class A
07/15/2069	0.940%	834,090	762,664
Neuberger Berman CLO XVII Ltd.(b),(c)
Series 2014-17A Class AR3
3-month Term SOFR + 1.400% Floor 1.400% 07/22/2038	5.257%	3,500,000	3,508,792
Series 2014-17A Class CR3
3-month Term SOFR + 2.150% Floor 2.150% 07/22/2038	6.007%	1,650,000	1,656,125
Neuberger Berman Loan Advisers CLO Ltd.(b),(c)
Series 2025-33A Class CR2
3-month Term SOFR + 2.000% Floor 2.000% 04/16/2039	5.894%	2,000,000	2,007,536
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd.(b),(c)
Series 2023-1A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 10/25/2036	3.935%	9,000,000	9,013,851
New Economy Assets Phase 1 Sponsor LLC(b)
Series 2021-1 Class A1
10/20/2061	1.910%	5,030,000	4,261,862
NextGear Floorplan Master Owner Trust(b)
Series 2025-2 Class A2
10/15/2030	4.230%	2,260,000	2,262,098
NMEF Funding LLC(b)
Series 2025-B Class D
01/18/2033	5.470%	6,200,000	6,217,084
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktree CLO Ltd.(b),(c)
Series 2022-3A Class CR
3-month Term SOFR + 2.100% Floor 2.100% 10/15/2037	6.418%	4,050,000	4,060,842
Series 2024-25 Class C
3-month Term SOFR + 2.500% Floor 2.500% 04/20/2037	6.384%	1,950,000	1,956,564
OCP CLO Ltd.(b),(c)
Series 2019-17A Class AR2
3-month Term SOFR + 1.400% Floor 1.400% 07/20/2037	5.284%	2,270,000	2,277,716
Series 2020-19RR Class BR2
3-month Term SOFR + 1.600% 04/20/2038	5.926%	10,000,000	10,034,520
Octagon 55 Ltd.(b),(c)
Series 2021-1A Class A1R
3-month Term SOFR + 1.260% Floor 1.260% 03/20/2038	5.273%	27,000,000	27,012,555
Octagon 58 Ltd.(b),(c)
Series 2022-1A Class BR
3-month Term SOFR + 1.750% Floor 1.750% 04/15/2038	5.655%	2,160,000	2,163,970
Octagon 68 Ltd.(b),(c)
Series 2023-1A Class A1R
3-month Term SOFR + 1.230%% 10/20/2038	5.124%	18,750,000	18,776,494
Octagon Investment Partners 27 Ltd.(b),(c)
Series 2016-1A Class A2R
3-month Term SOFR + 1.612% Floor 1.350% 07/15/2030	5.516%	6,925,000	6,926,530
Octagon Investment Partners 46 Ltd.(b),(c)
Series 2020-2A Class AR
3-month Term SOFR + 1.422% Floor 1.160% 07/15/2036	5.326%	7,900,000	7,916,456
Octagon Investment Partners 50 Ltd.(b),(c)
Series 2020-4A Class BR2
3-month Term SOFR + 1.550% 01/15/2035	5.455%	4,150,000	4,151,789
Octagon Investment Partners Ltd.(b),(c)
Series 2016-1A Class A1R2
3-month Term SOFR + 1.420% Floor 1.420% 07/18/2037	5.304%	5,345,000	5,356,139

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octane Receivables Trust(b)
Series 2024-2 Class A2
07/20/2032	5.800%	1,988,322	2,007,820
Series 2025-1A Class A2
02/20/2031	4.250%	4,210,000	4,207,333
OHA Credit Partners VII Ltd.(b),(c)
Series 2025-7A Class CR4
3-month Term SOFR + 1.700% Floor 1.700% 02/20/2038	5.589%	5,000,000	4,999,920
OHA Credit Partners XVII Ltd.(b),(c)
Series 2024-17A Class A
3-month Term SOFR + 1.320% Floor 1.320% 01/18/2038	5.204%	34,750,000	34,808,936
OnDeck Asset Securitization IV LLC(b)
Series 2025-2 Class A
11/17/2032	4.840%	2,150,000	2,162,324
OneMain Direct Auto Receivables Trust(b)
Series 2025-1A Class A
04/16/2035	5.360%	6,400,000	6,663,855
Subordinated Series 2019-1A Class B
11/14/2028	3.950%	1,500,000	1,497,731
Subordinated Series 2019-1A Class D
04/14/2031	4.680%	2,900,000	2,893,280
Subordinated Series 2021-1A Class C
07/14/2028	1.420%	7,367,000	7,334,588
Subordinated Series 2021-1A Class D
11/14/2030	1.620%	900,000	896,169
Subordinated Series 2023-1A Class C
02/14/2031	6.140%	3,100,000	3,189,167
Onemain Financial Issuance Trust(b)
Series 2024-1A Class A
05/14/2041	5.790%	5,400,000	5,702,896
OneMain Financial Issuance Trust(b)
Series 2020-2A Class A
09/14/2035	1.750%	2,230,921	2,193,754
Series 2022-S1 Class A
05/14/2035	4.130%	3,059,169	3,054,698
Subordinated Series 2022-2 Class D
10/14/2034	6.550%	6,280,000	6,314,157
Subordinated Series 2023-1A Class D
06/14/2038	7.490%	100,000	104,996
Subordinated Series 2023-2A Class C
09/15/2036	6.740%	1,500,000	1,543,790
Subordinated Series 2023-2A Class D
09/15/2036	7.520%	1,600,000	1,650,275
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oscar US Funding XII LLC(b)
Series 2021-1A Class A4
04/10/2028	1.000%	135,649	135,031
OWN Equipment Fund I LLC(b)
Series 2024-2M Class A
12/20/2032	5.700%	3,803,171	3,814,927
Pagaya AI Debt Grantor Trust(b)
Series 2024-11 Class B
07/15/2032	5.637%	1,990,129	2,004,683
Palmer Square CLO Ltd.(b),(c)
Series 2021-3A Class A2R
3-month Term SOFR + 1.500% Floor 1.500% 10/15/2038	5.796%	5,900,000	5,918,697
Palmetto Issuer LLC(b)
Series 2025-2A Class A
04/30/2061	5.980%	4,950,000	4,875,233
Park Avenue Institutional Advisers CLO Ltd.(b),(c)
Series 2017-1A Class A2R2
3-month Term SOFR + 1.550% Floor 1.550% 02/14/2034	4.000%	12,050,000	12,049,735
Series 2019-2A Class A1
3-month Term SOFR + 1.442% Floor 1.180% 10/15/2034	5.346%	15,000,000	15,005,070
Series 2021-1R Class A1AR
3-month Term SOFR + 1.110% Floor 1.110% 01/20/2034	4.994%	7,900,000	7,895,394
PenFed Auto Receivables Owner Trust(b)
Series 2024-A Class A3
06/15/2029	4.700%	1,715,000	1,721,927
PK Alift Loan Funding 7 LP(b)
Series 2025-2 Class A
03/15/2043	4.750%	965,000	956,722
Post Road Equipment Finance LLC(b)
Subordinated Series 2024-1A Class A2
11/15/2029	5.590%	290,753	291,950
Prestige Auto Receivables Trust(b)
Subordinated Series 2023-1A Class C
02/15/2028	5.650%	1,631,278	1,633,856
Recette CLO Ltd.(b),(c)
Series 2015-1A Class BR3
3-month Term SOFR + 1.550% Floor 1.550% 04/20/2034	3.884%	4,200,000	4,199,614
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Regatta XXIX Funding Ltd.(b),(c)
Series 2024-3A Class A
3-month Term SOFR + 1.380% Floor 1.380% 09/06/2037	5.285%	34,000,000	34,101,456
Regional Management Issuance Trust(b)
Series 2022-1 Class A
03/15/2032	3.070%	475,551	474,502
Series 2024-1 Class A
07/15/2036	5.830%	1,325,000	1,352,346
Republic Finance Issuance Trust(b)
Series 2024-A Class A
08/20/2032	5.910%	2,115,000	2,136,366
Rockford Tower CLO Ltd.(b),(c)
Series 2021-1A Class B
3-month Term SOFR + 1.912% Floor 1.650% 07/20/2034	5.796%	7,900,000	7,907,363
Series 2021-2A Class BR
3-month Term SOFR + 1.700% 07/20/2034	5.584%	8,940,000	8,940,349
Santander Bank Auto Credit-Linked Notes(b)
Series 2024-A Class C
06/15/2032	5.818%	1,699,139	1,716,065
Santander Drive Auto Receivables Trust
Series 2024-3 Class A3
01/16/2029	5.630%	2,037,805	2,045,962
Series 2024-4 Class A3
01/16/2029	4.850%	2,400,249	2,405,563
Series 2025-1 Class A3
01/16/2029	4.740%	2,205,000	2,210,260
Series 2025-2 Class A3
08/15/2029	4.670%	3,080,000	3,095,184
Series 2025-2 Class D
05/15/2031	5.470%	10,000,000	10,151,463
Series 2025-3 Class A2
10/16/2028	4.630%	2,530,897	2,536,947
Series 2025-4 Class A3
04/15/2030	4.170%	2,690,000	2,692,657
Subordinated Series 2023-1 Class C
05/15/2030	5.090%	752,064	756,880
Subordinated Series 2023-3 Class C
11/15/2030	5.770%	1,160,000	1,181,917
Subordinated Series 2023-4 Class B
12/15/2028	5.770%	2,410,000	2,434,499
Subordinated Series 2023-5 Class B
12/17/2029	6.160%	3,885,000	3,948,764
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023-6 Class C
03/17/2031	6.400%	600,000	620,925
Subordinated Series 2024-2 Class D
08/15/2031	6.280%	1,500,000	1,553,358
SBNA Auto Lease Trust(b)
Series 2024-A Class A3
11/20/2026	5.390%	458,299	459,248
Series 2024-B Class A3
11/22/2027	5.560%	2,038,184	2,050,285
Series 2024-C Class A3
02/22/2028	4.560%	890,060	891,893
SCF Equipment Leasing LLC(b)
Series 2024-1A Class A3
01/20/2032	5.520%	1,695,000	1,723,402
Series 2025-2A Class A3
06/20/2036	4.330%	4,150,000	4,159,078
SCF Equipment Trust(b)
Series 2025-1A Class A3
11/21/2033	5.110%	3,006,000	3,055,775
SEB Funding LLC(b)
Series 2024-1A Class A2
04/30/2054	7.386%	2,070,000	2,119,977
Servpro Master Issuer LLC(b)
Series 2024-1A Class A2
01/25/2054	6.174%	2,210,625	2,276,352
SFS Auto Receivables Securitization Trust(b)
Series 2023-1A Class A3
10/20/2028	5.470%	1,715,195	1,726,144
Series 2024-3A Class A3
06/20/2030	4.550%	1,300,000	1,305,627
Series 2025-1A Class A3
07/22/2030	4.750%	1,390,000	1,406,220
Series 2025-2A Class A3
12/20/2030	4.440%	4,580,000	4,625,213
Shackleton VR CLO Ltd.(b),(c)
Series 2014-5RA Class A
3-month Term SOFR + 1.362% Floor 1.100% 05/07/2031	5.231%	284,459	284,554
Sierra Timeshare Receivables Funding LLC(b)
Series 2024-2A Class A
06/20/2041	5.140%	1,667,290	1,686,794
Silver Rock CLO III(b),(c)
Series 2023-3A Class A1
3-month Term SOFR + 1.880% Floor 1.880% 01/20/2036	5.764%	19,000,000	19,031,027

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLM Student Loan Trust(c)
Series 2008-2 Class B
90-day Average SOFR + 1.462% Floor 1.200% 01/25/2083	5.775%	1,165,000	1,221,496
Series 2008-3 Class B
90-day Average SOFR + 1.462% Floor 1.200% 04/26/2083	5.775%	1,165,000	1,196,746
Series 2008-4 Class B
90-day Average SOFR + 2.112% Floor 1.850% 04/25/2073	6.425%	1,165,000	1,215,070
Series 2008-5 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/25/2073	6.425%	4,060,000	4,261,273
Series 2008-6 Class A4
90-day Average SOFR + 1.362% Floor 1.100% 07/25/2026	5.675%	1,155,948	1,149,532
Series 2008-6 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	6.425%	1,165,000	1,197,250
Series 2008-7 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	6.425%	1,165,000	1,153,869
Series 2012-2 Class A
30-day Average SOFR + 0.814% Floor 0.700% 01/25/2029	4.886%	2,855,787	2,773,559
Series 2012-7 Class A3
30-day Average SOFR + 0.764% Floor 0.650% 05/26/2026	4.836%	1,375,780	1,334,229
SMB Private Education Loan Trust(b)
Series 2019-B Class A2A
06/15/2037	2.840%	4,047,355	3,971,842
Series 2020-PTA Class A2A
09/15/2054	1.600%	4,869,171	4,612,990
SoFi Consumer Loan Program Trust(b)
Series 2025-2 Class A
06/25/2034	4.820%	1,156,494	1,160,568
SoFi Professional Loan Program LLC(b)
Series 2019-A Class BFX
06/15/2048	4.110%	2,500,000	2,354,223
Subordinated Series 2018-B Class BFX
08/25/2047	3.830%	2,697,674	2,630,030
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2019-B Class BFX
08/17/2048	3.730%	2,500,000	2,298,636
SoFi Professional Loan Program Trust(b)
Subordinated Series 2020-B Class BFX
05/15/2046	2.730%	2,200,000	1,827,384
Sonic Capital LLC(b)
Series 2020-1A Class A2I
01/20/2050	3.845%	1,800,250	1,776,549
Sound Point CLO II Ltd.(b),(c)
Series 2013-1A Class A1R
3-month Term SOFR + 1.332% Floor 1.070% 01/26/2031	5.190%	427,413	427,716
Sound Point CLO XXIX Ltd.(b),(c)
Series 2021-1A Class AR
3-month Term SOFR + 1.050% Floor 1.050% 04/25/2034	4.927%	10,810,000	10,813,783
Sound Point CLO XXVIII Ltd.(b),(c)
Series 2020-3A Class A1R
3-month Term SOFR + 1.280% Floor 1.280% 01/25/2032	5.138%	7,483,046	7,490,978
Stellantis Financial Underwritten Enhanced Lease Trust(b)
Series 2025-B Class A3
01/22/2029	4.270%	4,165,000	4,186,541
Stream Innovations Issuer Trust(b)
Series 2024-1A Class A
07/15/2044	6.270%	407,893	430,688
Series 2024-2A Class A
02/15/2045	5.210%	3,865,081	3,883,006
Sunnova Helios XI Issuer LLC(b)
Series 2023-A Class A
05/20/2050	5.300%	4,112,707	3,598,763
Sunnova Sol II Issuer LLC(b)
Series 2020-2A Class A
11/01/2055	2.730%	2,560,776	2,206,043
Sunnova Sol III Issuer LLC(b)
Series 2021-1 Class A
04/28/2056	2.580%	2,020,255	1,726,332
Sunrun Artemis Issuer LLC(b)
Series 2024-2A Class A1
07/30/2059	6.250%	6,830,799	6,844,602
Sunrun Athena Issuer LLC(b)
Series 2018-1 Class A
04/30/2049	5.310%	1,516,176	1,481,006
Sunrun Bacchus Issuer LLC(b)
Series 2025-1A Class A2A
04/30/2060	6.410%	5,559,286	5,635,635
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunrun Callisto Issuer LLC(b)
Series 2019-1A Class A
06/30/2054	3.980%	1,032,468	985,167
Sunrun Iris Issuer LLC(b)
Series 2023-1A Class A
01/30/2059	5.750%	1,639,585	1,633,083
Switch ABS Issuer LLC(b)
Series 2025-1A Class A2
03/25/2055	5.036%	8,800,000	8,694,548
Symphony CLO Ltd.(b),(c)
Series 2025-47A Class B
3-month Term SOFR + 1.550% Floor 1.550% 04/20/2038	5.434%	4,370,000	4,375,830
Symphony CLO XVI Ltd.(b)
Series 2015-16A Class ARR
3-month Term SOFR + 1.200% Floor 1.200% 10/15/2031	5.105%	2,322,411	2,323,491
Symphony CLO XX Ltd.(b),(c)
Series 2018-20A Class AR2
3-month Term SOFR + 1.100% Floor 1.100% 01/16/2032	4.994%	4,261,621	4,261,741
Taco Bell Funding LLC(b)
Series 2021-1A Class A2I
08/25/2051	1.946%	2,456,250	2,380,559
Series 2025-1A Class A2I
08/25/2055	4.821%	3,400,000	3,400,894
TIAA CLO I Ltd.(b),(c)
Series 2016-1A Class ARR
3-month Term SOFR + 1.250% Floor 1.250% 07/20/2031	5.134%	2,124,477	2,126,115
Tikehau US CLO III Ltd.(b),(c)
Series 2022-2A Class A1R
3-month Term SOFR + 1.870% Floor 1.870% 01/20/2036	5.754%	15,000,000	15,027,435
Tikehau US CLO IV Ltd.(b),(c)
Series 2023-1A Class A1
3-month Term SOFR + 2.200% Floor 2.200% 07/15/2034	6.105%	28,000,000	28,000,000
Toyota Lease Owner Trust(b)
Series 2025-B Class A3
11/20/2028	3.960%	3,090,000	3,092,055
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trimaran Cavu Ltd.(b),(c)
Series 2024-1A Class A1R
3-month Term SOFR + 1.190% Floor 1.190% 01/20/2037	5.074%	20,000,000	19,948,040
USB Auto Owner Trust(b)
Series 2025-1A Class A3
06/17/2030	4.490%	670,000	676,275
Venture CLO Ltd.(b),(c)
Series 2019-37A Class A1RR
3-month Term SOFR + 1.250% Floor 1.250% 07/15/2032	5.155%	11,062,540	11,062,430
Venture XXVII CLO Ltd.(b),(c)
Series 2017-27A Class CR
3-month Term SOFR + 2.562% Floor 2.300% 07/20/2030	6.446%	4,100,000	4,104,407
Volofin Finance Designated Activity Co.(b)
Series 2024-1A Class A
06/15/2037	5.935%	2,144,184	2,189,861
Voya CLO Ltd.(b),(c)
Series 2016-1A Class A1R
3-month Term SOFR + 1.332% Floor 1.070% 01/20/2031	5.216%	787,614	787,760
VStrong Auto Receivables Trust(b)
Subordinated Series 2024-A Class B
07/15/2030	5.770%	409,000	414,864
Wachovia Student Loan Trust(b),(c)
Series 2006-1 Class A6
90-day Average SOFR + 0.432% Floor 0.170% 04/25/2040	4.745%	2,206,654	2,181,798
Wendy’s Funding LLC(b)
Series 2018-1A Class A2II
03/15/2048	3.884%	922,256	905,313
Series 2019-1A Class A2I
06/15/2049	3.783%	3,044,177	3,024,622
Westlake Automobile Receivables Trust(b)
Series 2024-2A Class A3
02/15/2028	5.560%	1,815,000	1,823,641
Series 2024-3A Class A3
04/17/2028	4.710%	2,355,000	2,362,358
Series 2025-1A Class A3
08/15/2028	4.750%	4,795,000	4,821,854
Series 2025-2 Class C
01/15/2031	4.850%	4,200,000	4,218,964
Series 2025-2A Class A3
05/15/2029	4.510%	1,310,000	1,318,039

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-3 Class A3
06/15/2029	4.220%	1,935,000	1,937,891
Subordinated Series 2023-3A Class C
09/15/2028	6.020%	4,530,000	4,582,240
Subordinated Series 2024-1A Class B
11/15/2027	5.550%	4,600,000	4,622,750
Wheels Fleet Lease Funding 1 LLC(b)
Series 2023-1A Class A
04/18/2038	5.800%	1,890,580	1,901,257
Series 2024-1A Class A1
02/18/2039	5.490%	1,552,724	1,567,925
Series 2024-2A Class A1
06/21/2039	4.870%	1,841,668	1,856,614
Wheels Fleet Lease Funding I LLC(b)
Series 2024-3 Class A1
09/19/2039	4.800%	1,851,364	1,866,153
Wind River CLO Ltd.(b),(c)
Series 2021-2A Class A2R
3-month Term SOFR + 1.400% Floor 1.400% 07/20/2034	5.421%	3,850,000	3,851,867
Series 2024-1A Class A
3-month Term SOFR + 1.600% Floor 1.600% 04/20/2037	5.926%	3,100,000	3,107,555
World Omni Auto Receivables Trust
Series 2024-C Class A3
12/17/2029	4.430%	2,520,000	2,532,966
Series 2025-C Class A3
11/15/2030	4.080%	4,645,000	4,660,010
Zaxby’s Funding LLC(b)
Series 2021-1A Class A2
07/30/2051	3.238%	5,409,875	5,122,062
Zayo Issuer LLC(b)
Series 2025-2A Class A2
06/20/2055	5.953%	5,700,000	5,855,735
Total Asset-Backed Securities — Non-Agency (Cost $1,726,412,689)			1,729,852,355

Commercial Mortgage-Backed Securities - Agency 0.4%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(e),(f)
CMO Series K055 Class X1
03/25/2026	1.469%	1,775,983	6,003
CMO Series K057 Class X1
07/25/2026	1.301%	2,035,025	10,933
CMO Series K059 Class X1
09/25/2026	0.367%	6,128,879	7,092
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series K060 Class X1
10/25/2026	0.169%	23,890,288	11,329
CMO Series K152 Class X1
01/25/2031	1.095%	3,801,449	139,975
Series 20K129 Class X1 (FHLMC)
05/25/2031	1.136%	12,484,247	532,130
Series 20K141 Class X1 (FHLMC)
02/25/2032	0.407%	7,237,581	123,800
Series 20K142 Class X1 (FHLMC)
12/25/2031	0.403%	17,533,182	295,264
Series 20K143 Class X1 (FHLMC)
04/25/2055	0.451%	7,907,246	157,768
Series 20K144 Class X1 (FHLMC)
04/25/2032	0.437%	10,352,361	201,539
Series K069 Class X1
09/25/2027	0.467%	34,594,635	185,638
Series K091 Class X1
03/25/2029	0.704%	38,222,526	636,634
Series K095 Class X1
06/25/2029	1.072%	72,085,134	2,038,445
Series K106 Class X1
01/25/2030	1.437%	92,903,282	4,394,353
Series K131 Class X1 (FHLMC)
07/25/2031	0.827%	12,737,566	444,716
Series K137 Class X1
11/25/2031	0.294%	273,339,698	2,597,410
Series K145 Class X1
06/25/2055	0.430%	4,642,742	88,335
Series K146 Class X1
06/25/2032	0.353%	15,700,195	235,628
Series K147 Class X1
06/25/2032	0.499%	11,977,164	274,623
Series K149 Class X1 (FHLMC)
08/25/2032	0.404%	20,872,516	373,117
Series K-150 Class X1 (FHLMC)
09/25/2032	0.446%	26,904,542	558,716
Series K-1515 Class X1
02/25/2035	1.632%	7,020,990	690,849
Series K-1516 Class X1
05/25/2035	1.623%	14,443,383	1,557,736
Series K-1517 Class X1
07/25/2035	1.435%	19,874,196	1,825,544
Series K1521 Class X1
08/25/2036	1.093%	23,166,815	1,686,600
Series K735 Class X1
05/25/2026	1.096%	9,796,416	50,350
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K056 Class A2
05/25/2026	2.525%	5,421,254	5,380,554
Series K074 Class A2
01/25/2028	3.600%	8,660,000	8,617,709
Federal National Mortgage Association(e),(f)
Series 2020-M43 Class X1
08/25/2034	1.980%	31,575,812	1,723,038
Freddie Mac Multifamily Structured Pass-Through Certificates(e),(f)
Series K514 Class X1 (FHLMC)
12/25/2028	1.160%	67,333,189	1,794,860
Government National Mortgage Association(e),(f)
CMO Series 2011-38 Class IO
04/16/2053	0.530%	681,323	4,713
CMO Series 2013-162 Class IO
09/16/2046	0.105%	11,103,551	18,292
CMO Series 2014-134 Class IA
01/16/2055	0.124%	9,261,025	25,738
CMO Series 2015-101 Class IO
03/16/2052	0.253%	2,568,800	17,969
CMO Series 2015-114
03/15/2057	0.276%	1,095,067	10,078
CMO Series 2015-120 Class IO
03/16/2057	0.581%	6,093,393	115,525
CMO Series 2015-125 Class IB
01/16/2055	0.850%	4,961,015	77,551
CMO Series 2015-125 Class IO
07/16/2055	0.507%	14,277,616	150,652
CMO Series 2015-146 Class IC
07/16/2055	0.116%	4,737,771	17,077
CMO Series 2015-171 Class IO
11/16/2055	0.825%	4,143,819	132,630
CMO Series 2015-174 Class IO
11/16/2055	0.406%	5,062,911	78,470
CMO Series 2015-21 Class IO
07/16/2056	0.667%	2,544,296	69,866
CMO Series 2015-29 Class EI
09/16/2049	0.710%	3,649,131	55,629
CMO Series 2015-41 Class IO
09/16/2056	0.159%	708,691	2,114
CMO Series 2015-6 Class IO
02/16/2051	0.454%	1,825,044	25,269
CMO Series 2015-70 Class IO
12/16/2049	0.556%	5,042,969	96,064
CMO Series 2016-39 Class IO
01/16/2056	0.638%	2,994,837	78,697
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-17 Class IO
06/16/2064	0.802%	6,010,931	373,612
CMO Series 2022-43 Class IO
09/16/2061	0.738%	12,364,303	640,607
Series 2014-101 Class IO
04/16/2056	0.524%	8,897,513	121,547
Series 2016-152 Class IO
08/15/2058	0.768%	8,737,434	334,955
Series 2017-168 Class IO
12/16/2059	0.553%	14,170,317	504,570
Series 2018-110 Class IA
11/16/2059	0.631%	19,322,910	575,374
Series 2018-2 Class IO
12/16/2059	0.703%	6,872,121	295,753
Series 2020-108 Class IO
06/16/2062	0.847%	8,444,138	489,350
Series 2021-106 Class IO
04/16/2063	0.856%	9,064,937	603,589
Series 2021-132 Class BI
04/16/2063	0.917%	11,512,135	791,045
Series 2021-133 Class IO
07/16/2063	0.883%	11,456,173	801,365
Series 2021-145 Class IO
07/16/2061	0.770%	2,404,901	117,561
Series 2021-151 Class IO
04/16/2063	0.907%	9,995,929	653,220
Series 2021-163 Class IO
03/16/2064	0.802%	10,522,584	602,729
Series 2021-52 Class IO
04/16/2063	0.722%	9,983,305	548,555
Series 2022-132 Class IO
10/16/2064	0.536%	10,656,331	457,614
Series 2022-92 Class EI
02/16/2064	0.808%	10,698,138	602,335
Series 2023-110 Class IO
07/16/2058	1.022%	9,737,766	685,909
Government National Mortgage Association(c)
CMO Series 2013-H08 Class FA
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.550% 03/20/2063	4.570%	22,553	22,496
Total Commercial Mortgage-Backed Securities - Agency (Cost $67,978,478)			46,839,208

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(a) 7.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
1345T(b),(c)
Series 2025-AOA Class A
1-month Term SOFR + 1.600% Floor 1.600% 06/15/2030	5.632%	6,060,000	6,071,359
ALA Trust(b),(c)
Series 2025-OANA Class A
1-month Term SOFR + 1.743% Floor 1.743% 06/15/2040	5.776%	1,360,000	1,365,102
Arbor Multifamily Mortgage Securities Trust(b)
Series 2021-MF2 Class A4
06/15/2054	2.252%	18,000,000	16,172,746
Arbor Realty Commercial Real Estate Notes Ltd.(b),(c)
Series 2021-FL4 Class D
1-month Term SOFR + 3.014% Floor 2.900% 11/15/2036	6.973%	3,250,000	3,251,639
ARDN Mortgage Trust(b),(c)
Series 2025-ARCP Class A
1-month Term SOFR + 1.750% Floor 1.750% 06/15/2035	5.783%	5,000,000	5,009,375
AREIT LLC(b),(c)
Series 2023-CRE8 Class A
1-month Term SOFR + 2.112% Floor 2.112% 08/17/2041	6.074%	2,141,471	2,144,763
AREIT Ltd.(b),(c)
Series 2024-CRE9 Class A
1-month Term SOFR + 1.686% Floor 1.687% 05/17/2041	5.645%	1,405,839	1,406,576
Series 2025-CRE10 Class A
1-month Term SOFR + 1.388% Floor 1.388% 12/17/2029	5.343%	5,000,000	4,999,981
AREIT Trust(b),(c)
Series 2022-CRE6 Class A
30-day Average SOFR + 1.250% Floor 1.250% 01/16/2037	5.386%	737,901	737,932
ARES Trust(b),(c)
Series 2025-IND3 Class A
1-month Term SOFR + 1.500% Floor 1.500% 04/15/2027	5.532%	3,530,000	3,531,101
Series 2025-IND3 Class B
1-month Term SOFR + 1.850% Floor 1.850%, Cap 1.850% 04/15/2027	5.882%	3,000,000	3,000,935
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARZ Trust(b)
Subordinated Series 2024-BILT Class C
06/11/2029	6.361%	1,500,000	1,533,089
BAHA Trust(b),(e)
Series 2024-MAR Class A
12/10/2041	5.972%	1,000,000	1,039,045
Subordinated Series 2024-MAR Class B
12/10/2029	6.841%	2,935,000	3,069,276
Banc of America Merrill Lynch Commercial Mortgage, Inc.(e),(f)
Series 2019-BN18 Class XA
05/15/2062	0.880%	58,287,021	1,442,312
BANK
Series 2017-BNK4 Class A4
05/15/2050	3.625%	2,420,000	2,392,972
BANK(e),(f)
Series 2017-BNK8 Class XA
11/15/2050	0.704%	25,979,997	253,240
BANK(e)
Series 2021-BN37 Class A5
11/15/2064	2.618%	5,605,000	5,033,329
Bank5(e)
Subordinated Series 2024-5YR10 Class C
10/15/2057	5.743%	1,500,000	1,500,265
BANK5(e)
Series 2023-5YR3 Class A3
09/15/2056	6.724%	2,985,000	3,163,212
Subordinated Series 2025-5YR17 Class C
11/15/2058	5.894%	4,000,000	4,006,302
BANK5
Series 2023-5YR4 Class A3
12/15/2056	6.500%	1,207,531	1,273,887
Series 2025-5Y15 Class C
06/15/2058	5.806%	1,750,000	1,756,815
BANK5 Trust
Series 2024-5YR6 Class A3
05/15/2057	6.225%	6,410,000	6,775,016
BBCMS Mortgage Trust(b)
Series 2016-ETC Class A
08/14/2036	2.937%	13,500,000	13,160,302
Subordinated Series 2016-ETC Class B
08/14/2036	3.189%	900,000	866,670
Subordinated Series 2016-ETC Class C
08/14/2036	3.391%	770,000	735,605
BBCMS Mortgage Trust(e),(f)
Series 2018-C2 Class XA
12/15/2051	0.747%	58,809,363	1,074,688
BBCMS Mortgage Trust
Series 2021-C12 Class A5
11/15/2054	2.689%	15,495,000	13,960,048
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-5C25 Class A3
03/15/2057	5.946%	3,445,000	3,611,556
Series 2024-5C27 Class A3
07/15/2057	6.014%	7,600,000	8,002,659
Series 2024-5C29 Class B
09/15/2057	5.858%	2,000,000	2,045,369
Series 2024-5C31 Class C
12/15/2057	5.756%	1,000,000	1,002,162
BBCMS Mortgage Trust(b),(e)
Subordinated Series 2016-ETC Class D
08/14/2036	3.609%	2,790,000	2,639,014
BBCMS Mortgage Trust(e)
Subordinated Series 2025-5C36 Class B
08/15/2058	6.187%	1,000,000	1,049,525
BDS LLC(b),(c)
Series 2024-FL13 Class A
1-month Term SOFR + 1.576% Floor 1.576% 09/19/2039	5.560%	2,000,000	2,005,002
Series 2025-FL15 Class A
1-month Term SOFR + 1.400% Floor 1.400% 03/19/2043	5.359%	5,000,000	4,999,993
BDS LLC(b),(c),(d)
Series 2025-FL16 Class A
1-month Term SOFR + 1.400% Floor 1.400% 07/19/2043	5.351%	5,000,000	5,000,000
Benchmark Mortgage Trust(e),(f)
Series 2019-B10 Class XA
03/15/2062	1.217%	24,436,029	822,006
Series 2020-B20 Class XA
10/15/2053	1.523%	12,957,304	649,298
Benchmark Mortgage Trust
Series 2021-B26 Class A4
06/15/2054	2.295%	10,600,000	9,603,338
Series 2022-B34 Class A5
04/15/2055	3.786%	2,300,000	2,159,866
Series 2024-V12 Class A3
12/15/2057	5.739%	7,860,000	8,258,213
Benchmark Mortgage Trust(e)
Series 2023-V2 Class A3
05/15/2055	5.812%	17,305,000	17,887,533
Series 2025-V16 Class B
08/15/2057	6.339%	3,000,000	3,126,399
Series 2025-V17 Class C
09/15/2058	5.873%	1,000,000	1,005,335
Series 2025-V18 Class C
10/15/2058	6.139%	3,000,000	3,014,058
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2019-B13 Class C
08/15/2057	3.839%	2,400,000	2,016,777
BFLD Commercial Mortgage Trust(b),(c)
Series 2025-660F Class A
1-month Term SOFR + 1.500% Floor 1.500% 11/15/2042	5.524%	3,275,000	3,279,094
BFLD Mortgage Trust(b),(c)
Series 2024-WRHS Class A
1-month Term SOFR + 1.492% Floor 1.492% 08/15/2026	5.509%	6,952,478	6,952,466
BFLD Trust(b),(c)
Series 2025-EWEST Class A
1-month Term SOFR + 1.550% Floor 1.550% 06/15/2042	5.582%	5,500,000	5,498,271
BHMS Commercial Mortgage Trust(b),(c)
Series 2025-ATLS Class B
1-month Term SOFR + 2.650% Floor 2.650% 08/15/2042	6.515%	5,000,000	5,003,142
BMD2 Re-Remic Trust(b),(g)
Series 2019-FRR1 Class 3AB
05/25/2052	0.000%	2,821,000	2,455,106
BMO Mortgage Trust
Series 2024-5C5 Class A3
02/15/2057	5.857%	2,600,000	2,723,939
Series 2025-5C12 Class B
10/15/2058	6.158%	3,000,000	3,087,314
Series 2025-5C9 Class A3
04/15/2058	5.779%	7,710,000	8,089,280
BMO Mortgage Trust(e)
Series 2024-5C8 Class A3
12/15/2057	5.625%	13,230,000	13,807,042
Subordinated Series 2024-5C6 Class C
09/15/2057	5.885%	750,000	753,489
Subordinated Series 2025-5C10 Class B
05/15/2058	6.445%	1,000,000	1,047,579
BOCA Commercial Mortgage Trust(b),(c)
Series 2024-BOCA Class A
1-month Term SOFR + 1.921% Floor 1.921% 08/15/2041	5.880%	4,000,000	4,000,001
BPR Commercial Mortgage Trust(b),(e)
Subordinated Series 2024-PARK Class B
11/05/2039	5.991%	5,000,000	5,147,059

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BPR Trust(b),(c)
Series 2021-NRD Class A
1-month Term SOFR + 1.525% Floor 1.525% 12/15/2038	5.484%	3,045,000	3,026,160
BPR Trust(b),(e)
Series 2023-BRK2 Class A
11/05/2028	6.899%	5,400,000	5,650,434
BSPRT Issuer LLC(b),(c)
Series 2025-FL12 Class A
1-month Term SOFR + 1.386% Floor 1.386% 01/17/2043	5.486%	1,000,000	999,995
BSTN Commercial Mortgage Trust(b),(e)
Series 2025-HUB Class A
04/13/2041	4.899%	4,000,000	4,033,303
BX Commercial Mortgage Trust(b),(c)
Series 2021-VOLT Class G
1-month Term SOFR + 2.964% Floor 2.850% 09/15/2036	6.923%	2,906,484	2,905,650
Series 2022-CSMO Class A
1-month Term SOFR + 2.115% Floor 2.115% 06/15/2027	6.074%	5,918,000	5,929,097
Series 2023-XL3 Class A
1-month Term SOFR + 1.761% Floor 1.761% 12/09/2040	5.720%	3,580,044	3,580,043
Series 2024-AIR2 Class A
1-month Term SOFR + 1.492% Floor 1.492% 10/15/2041	5.451%	3,357,131	3,361,331
Series 2024-AIRC Class A
1-month Term SOFR + 1.691% Floor 1.691% 08/15/2039	5.650%	4,680,976	4,683,906
Series 2024-GPA3 Class A
1-month Term SOFR + 1.293% Floor 1.293% 12/15/2039	5.252%	4,013,294	4,015,795
Series 2025-COPT Class B
1-month Term SOFR + 2.200% Floor 2.200% 08/15/2042	6.159%	6,200,000	6,203,867
Series 2025-JDI Class A
1-month Term SOFR + 1.400% 11/15/2042	5.400%	5,000,000	5,006,254
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-21M Class E
1-month Term SOFR + 2.285% Floor 2.171% 10/15/2036	6.244%	1,925,000	1,922,607
Subordinated Series 2021-IRON Class E
1-month Term SOFR + 2.464% Floor 2.350% 02/15/2038	6.423%	2,822,134	2,745,071
Subordinated Series 2022-CSMO Class B
1-month Term SOFR + 3.141% Floor 3.141% 06/15/2027	7.100%	3,490,000	3,507,448
Subordinated Series 2024-MF Class D
1-month Term SOFR + 2.690% Floor 2.690% 02/15/2039	6.649%	2,656,364	2,659,676
Subordinated Series 2024-XL5 Class C
1-month Term SOFR + 1.941% Floor 1.941% 03/15/2041	5.900%	3,508,983	3,511,170
BX Commercial Mortgage Trust(b),(e)
Subordinated Series 2020-VIV3 Class B
03/09/2044	3.544%	5,780,000	5,471,031
BX Mortgage Trust(b),(c)
Series 2024-PALM Class B
1-month Term SOFR + 1.791% Floor 1.791% 06/15/2037	5.823%	1,730,769	1,721,181
BX Trust(b),(c)
1-month Term SOFR + 2.090% Floor 2.090% 03/15/2041	6.049%	11,000,000	10,999,998
Series 2021-ARIA Class E
1-month Term SOFR + 2.359% Floor 2.245% 10/15/2036	6.318%	3,000,000	2,998,140
Series 2021-LGCY Class D
1-month Term SOFR + 0.114% Floor 1.302% 10/15/2036	5.375%	590,000	587,076
Series 2023-DELC Class A
1-month Term SOFR + 2.690% Floor 2.690% 05/15/2038	6.649%	2,000,000	1,999,993
Series 2024-CNYN Class C
1-month Term SOFR + 1.941% Floor 1.941% 04/15/2029	5.900%	1,442,422	1,443,321
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-VLT4 Class A
1-month Term SOFR + 1.491% Floor 1.491% 07/15/2029	5.450%	5,790,000	5,764,669
Series 2025-LUNR Class A
1-month Term SOFR + 1.650% 06/15/2040	5.459%	8,113,398	8,113,396
Series 2025-LUNR Class B
1-month Term SOFR + 1.850% Floor 1.850% 06/15/2040	5.809%	3,994,561	3,999,548
Series 2025-ROIC Class C
1-month Term SOFR + 1.543% Floor 1.693% 03/15/2030	5.502%	2,490,288	2,484,066
Series 2025-TAIL Class A
1-month Term SOFR + 1.400% Floor 1.400% 06/15/2035	5.432%	6,310,000	6,309,995
Series 2025-VLT6 Class C
1-month Term SOFR + 2.192% 03/15/2042	6.151%	5,000,000	4,968,751
Series 2025-VLT7 Class A
1-month Term SOFR + 1.650% Floor 1.700% 07/15/2027	5.659%	6,960,000	6,959,935
Series 2025-VLT7 Class B
1-month Term SOFR + 2.000% Floor 2.000% 07/15/2027	5.959%	5,100,000	5,101,554
Subordinated Series 2022-VAMF Class E
1-month Term SOFR + 2.700% Floor 2.700% 01/15/2039	6.659%	7,000,000	6,977,049
BX Trust(b)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,115,000	1,060,208
BX Trust(b),(c),(d)
Series 2025-DELC Class A
1-month Term SOFR + 1.550% Floor 1.550% 12/15/2030	5.507%	1,635,000	1,637,044
Series 2025-VOLT Class B
1-month Term SOFR + 2.100% Floor 2.100% 12/15/2044	6.100%	5,315,000	5,321,651
Series 2025-VOLT Class C
1-month Term SOFR + 2.350% Floor 2.350% 12/15/2044	6.350%	5,000,000	5,006,241
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
BXHPP Trust(b),(c)
Series 2021-FILM Class A
1-month Term SOFR + 0.764% Floor 0.650% 08/15/2036	4.723%		7,000,000	6,739,428
Caister Finance DAC(b),(c)
Series 2025-1A Class C
SONIA + 2.840% 08/17/2035	6.809%	GBP	2,500,000	3,301,503
CAMB Commercial Mortgage Trust(b)
Series 2021-CX2 Class A
11/10/2046	2.700%		7,200,000	6,259,422
Cantor Commercial Real Estate Lending
Series 2019-CF1 Class A2
05/15/2052	3.623%		3,391,218	3,333,593
Series 2019-CF3 Class A3
01/15/2053	2.752%		16,100,000	15,145,658
Cantor Commercial Real Estate Lending(e),(f)
Series 2019-CF2 Class XA
11/15/2052	1.129%		36,083,352	1,212,689
CCUBS Commercial Mortgage Trust(e)
Subordinated Series 2017-C1 Class B
11/15/2050	4.159%		1,505,000	1,434,002
CD Mortgage Trust
Series 2016-CD1 Class A3
08/10/2049	2.459%		13,995,435	13,883,117
Series 2017-CD6 Class A4
11/13/2050	3.190%		20,000,000	19,621,132
CD Mortgage Trust(e),(f)
Series 2019-CD8 Class XA
08/15/2057	1.382%		44,791,442	1,799,201
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%		4,255,135	4,240,289
CFCRE Commercial Mortgage Trust(e),(f)
Series 2016-C4 Class XA
05/10/2058	1.441%		25,148,734	31,494
Citigroup Commercial Mortgage Trust
Series 2015-GC31 Class A4
06/10/2048	3.762%		329,838	324,277
Series 2019-C7 Class A4
12/15/2072	3.102%		3,985,000	3,798,164
Series 2019-GC43 Class A3
11/10/2052	2.782%		9,998,671	9,455,135
Citigroup Commercial Mortgage Trust(b),(e)
Subordinated Series 2023-SMRT Class C
06/10/2028	6.048%		1,000,000	1,015,255

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COMM Mortgage Trust(b)
Series 2024-277P Class A
08/10/2044	6.338%	12,870,000	13,566,335
COMM Mortgage Trust(b),(e),(f)
Series 2024-277P Class X
08/10/2044	0.894%	7,580,000	182,468
COMM Mortgage Trust(b),(e)
Series 2024-CBM Class A2
12/10/2041	5.867%	2,115,000	2,148,278
Series 2024-CBM Class B
12/10/2041	6.511%	1,250,000	1,282,043
COMM Mortgage Trust
Subordinated Series 2016-COR1 Class B
10/10/2049	3.897%	3,000,000	2,777,816
COMM Mortgage Trust(e)
Subordinated Series 2017-COR2 Class B
09/10/2050	4.206%	2,500,000	2,419,701
Commercial Mortgage Pass-Through Certificates(b)
Series 2012-LTRT Class A2
10/05/2030	3.400%	2,172,035	2,157,461
Commercial Mortgage Trust
Series 2016-COR1 Class A3
10/10/2049	2.826%	8,238,692	8,170,309
CONE Trust(b),(c)
Series 2024-DFW1 Class A
1-month Term SOFR + 1.642% Floor 1.642% 08/15/2041	5.674%	1,500,000	1,498,127
Credit Suisse Mortgage Capital Certificates OA LLC(b)
Series 2014-USA Class A2
09/15/2037	3.953%	14,800,000	13,687,520
CSAIL Commercial Mortgage Trust
Series 2019-C16 Class A3
06/15/2052	3.329%	3,000,000	2,907,531
Series 2019-C18 Class A4
12/15/2052	2.968%	3,345,000	3,174,058
CSAIL Commercial Mortgage Trust(e)
Subordinated Series 2018-C14 Class B
11/15/2051	4.877%	1,000,000	960,184
Subordinated Series 2020-C19 Class B
03/15/2053	3.476%	2,740,000	2,336,371
Subordinated Series 2020-C19 Class C
03/15/2053	3.612%	2,345,000	1,881,360
DBC Mortgage Trust(b),(c)
Series 2025-DBC Class A
1-month Term SOFR + 1.350% Floor 1.350% 06/15/2038	5.400%	1,500,000	1,499,999
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DBJPM Mortgage Trust(e),(f)
Series 2020-C9 Class XA
09/15/2053	1.586%	36,544,742	1,609,547
DBWF Mortgage Trust(b),(e)
Series 2016-85T Class D
12/10/2036	3.808%	1,250,000	1,192,477
DC Commercial Mortgage Trust(b)
Series 2023-DC Class A
09/12/2040	6.314%	7,175,000	7,387,480
DK Trust(b),(c)
Subordinated Series 2024-SPBX Class D
1-month Term SOFR + 2.750% Floor 1.500% 03/15/2034	6.783%	1,500,000	1,500,467
DTP Commercial Mortgage Trust(b),(e)
Series 2023-STE2 Class A
01/15/2041	5.843%	2,000,000	2,058,167
ELM Trust(b),(e)
Subordinated Series 2024-ELM Class C15
06/10/2039	6.189%	5,000,000	5,022,772
Extended Stay America Trust(b),(c)
Series 2025-ESH Class A
1-month Term SOFR + 1.300% Floor 1.300% 10/15/2042	5.450%	1,005,000	1,006,569
Series 2025-ESH Class D
3-month Term SOFR + 2.600% 10/15/2042	6.750%	1,500,000	1,509,375
Series 2025-ESH Class E
1-month Term SOFR + 3.350% Floor 3.350% 10/15/2042	7.500%	3,250,000	3,278,427
Fashion Show Mall LLC(b),(e)
Series 2024-SHOW Class A
10/10/2029	5.104%	5,000,000	5,092,035
FirstKey Homes Trust(b)
Subordinated Series 2021-SFR1 Class F2
08/17/2038	3.452%	8,580,000	8,453,333
Fontainebleau Miami Beach Mortgage Trust(b),(c)
Series 2024-FBLU Class C
1-month Term SOFR + 2.150% Floor 2.150% 12/15/2039	6.109%	1,000,000	1,001,249
Series 2024-FBLU Class D
1-month Term SOFR + 2.600% Floor 2.600% 12/15/2039	6.559%	2,500,000	2,504,685
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FS Rialto(b),(c)
Series 2021-FL3 Class A
1-month Term SOFR + 1.364% Floor 1.250% 11/16/2036	5.323%	1,243,159	1,243,411
FS Rialto Issuer LLC(b),(c)
Series 2025-FL10 Class A
1-month Term SOFR + 1.385% 02/01/2030	5.344%	5,000,000	4,998,464
GAM Resecuritization Trust(b),(e)
Series 2022-FRR3 Class BK71
01/29/2052	1.960%	3,736,000	3,469,880
GAM Resecuritization Trust(b),(g)
Subordinated Series 2022-FRR3 Class CK47
05/27/2048	0.000%	32,690	32,224
Subordinated Series 2022-FRR3 Class DK47
05/27/2048	0.000%	1,473,000	1,431,802
Great Wolf Trust(b),(c)
Subordinated Series 2024-WLF2 Class B
1-month Term SOFR + 2.141% 05/15/2041	6.100%	4,957,000	4,961,642
Greystone CRE Notes LLC(b),(c)
Series 2025-FL4 Class A
1-month Term SOFR + 1.481% Floor 1.481% 01/15/2043	5.509%	2,500,000	2,507,748
GS Mortgage Securities Corp II(b),(e)
Series 2017-375H Class A
09/10/2037	3.475%	5,000,000	4,859,008
GS Mortgage Securities Corp. II(b)
Series 2012-BWTR Class A
11/05/2034	2.954%	3,661,488	3,170,721
GS Mortgage Securities Corp. Trust(b),(e)
Series 2024-RVR Class A
08/10/2029	5.198%	10,100,000	10,283,712
Series 2024-RVR Class B
08/10/2029	5.538%	2,569,000	2,616,505
GS Mortgage Securities Trust(b),(e)
Series 2013-PEMB Class A
03/05/2033	3.550%	2,010,000	1,522,575
GS Mortgage Securities Trust
Series 2016-GS2 Class A3
05/10/2049	2.791%	1,263,679	1,259,847
Series 2017-GS7 Class A3
08/10/2050	3.167%	10,000,000	9,838,100
Series 2017-GS8 Class A3
11/10/2050	3.205%	20,000,000	19,691,538
Series 2019-GSA1 Class A4
11/10/2052	3.048%	3,000,000	2,861,337
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-GC45 Class A5
02/13/2053	2.911%	1,810,000	1,708,062
Subordinated Series 2019-GC39 Class B
05/10/2052	3.970%	1,000,000	908,261
HGI CRE CLO Ltd.(b),(c)
Series 2022-FL3 Class A
30-day Average SOFR + 1.700% Floor 1.700% 04/20/2037	5.992%	546,538	546,554
HTL Commercial Mortgage Trust(b),(e)
Series 2024-T53 Class A
05/10/2039	5.876%	5,500,000	5,565,293
Hudson Yards Mortgage Trust(b)
Series 2019-30HY Class A
07/10/2039	3.228%	2,160,000	2,065,801
Hudson Yards Mortgage Trust(b),(e)
Series 2025-SPRL Class B
01/13/2040	5.758%	3,617,000	3,755,398
Hudsons Bay Simon JV Trust(b)
Series 2015-HB10 Class A10
08/05/2034	4.155%	1,820,000	1,818,188
ILPT Commercial Mortgage Trust(b),(e)
Subordinated Series 2025-LPF2 Class C
07/15/2042	5.829%	2,500,000	2,548,284
INTOWN Mortgage Trust(b),(c)
Series 2025-STAY Class C
1-month Term SOFR + 2.250% Floor 2.250% 03/15/2042	6.209%	1,380,000	1,380,002
Series 2025-STAY Class D
1-month Term SOFR + 2.850% Floor 2.850%, Cap 2.850% 03/15/2042	6.809%	6,600,000	6,608,227
IP Mortgage Trust(b),(e)
Series 2025-IP Class A
06/10/2042	5.425%	4,000,000	4,072,317
JPMCC_17-JP6
Series 20 17-JP6 Class A5
07/15/2050	3.490%	4,872,000	4,767,386
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	5,094,949	5,007,401
Series 2017-C7 Class A5
10/15/2050	3.409%	1,500,000	1,471,378
Series 2019-COR6 Class A3
11/13/2052	2.795%	7,500,000	6,984,257
JPMorgan Chase Commercial Mortgage Securities Trust(b)
Series 2018-WPT Class AFX
07/05/2033	4.248%	13,000,000	12,350,260

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-OSB Class A
06/05/2039	3.397%	2,110,000	1,991,776
JPMorgan Chase Commercial Mortgage Securities Trust(b),(c)
Series 2021-MHC Class B
1-month Term SOFR + 1.414% Floor 1.050% 04/15/2038	5.374%	1,700,000	1,698,941
Series 2025-BMS Class A
1-month Term SOFR + 1.600% 01/15/2042	5.632%	3,915,000	3,907,663
Series 2025-BMS Class B
1-month Term SOFR + 2.000% Floor 2.000% 01/15/2042	6.032%	7,000,000	6,973,745
KIND Commercial Mortgage Trust(b),(c)
Series 2024-1 Class A
1-month Term SOFR + 1.890% Floor 1.890% 08/15/2041	5.922%	2,500,000	2,498,434
KSL Commercial Mortgage Trust(b),(c)
Series 2024-HT2 Class B
1-month Term SOFR + 2.042% Floor 2.042% 12/15/2039	6.001%	4,854,537	4,846,948
KSL Commercial Mortgage Trust(b),(c),(d)
Series 2025-MH Class A
1-month Term SOFR + 1.594% Floor 1.594% 12/15/2042	5.544%	1,000,000	997,257
Ladder Capital Commercial Mortgage(b)
Series 2017-LC26 Class A4
07/12/2050	3.551%	4,500,000	4,431,348
Life Mortgage Trust(b),(c)
Series 2022-BMR2 Class A1
1-month Term SOFR + 1.295% Floor 1.295% 05/15/2039	5.254%	1,500,000	1,445,625
LoanCore Issuer LLC(b),(c)
Series 2025-CRE8 Class A
1-month Term SOFR + 1.385% Floor 1.385% 08/17/2042	5.344%	2,000,000	1,998,755
LSTAR Commercial Mortgage Trust(b)
Series 2017-5 Class A4
03/10/2050	3.390%	800,000	787,611
MAD Commercial Mortgage Trust(b),(e)
Series 2025-11MD Class C
10/15/2042	5.631%	3,620,000	3,652,185
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MED Commercial Mortgage Trust(b),(c)
Series 2024-MOB Class A
1-month Term SOFR + 1.592% Floor 1.592% 05/15/2041	5.551%	5,200,000	5,181,820
MF1 LLC(b),(c)
Series 2022-FL9 Class A
1-month Term SOFR + 2.150% Floor 2.150% 06/19/2037	6.110%	2,127,332	2,127,996
Series 2025-FL17 Class A
1-month Term SOFR + 1.320% Floor 1.320% 02/18/2040	5.283%	2,850,000	2,849,992
Series 2025-FL19 Class A
1-month Term SOFR + 1.488% Floor 1.488% 05/18/2042	5.520%	3,000,000	3,007,451
Series 2025-FL20 Class A
1-month Term SOFR + 1.450% Floor 1.450% 08/18/2037	5.482%	4,250,000	4,257,918
MHP Commercial Mortgage Trust(b),(c)
Series 2025-MHIL2 Class C
1-month Term SOFR + 2.050% Floor 2.050% 09/15/2030	6.059%	1,000,000	998,981
Series 2025-MHIL2 Class D
1-month Term SOFR + 2.650% Floor 2.650% 09/15/2030	6.709%	1,500,000	1,499,152
MHP MHIL(b),(c)
Subordinated Series 2022 Class E
1-month Term SOFR + 2.611% Floor 2.611% 01/15/2027	6.570%	2,400,000	2,397,000
MKT Mortgage Trust(b)
Series 2020-525M Class A
02/12/2040	2.694%	1,575,000	1,421,300
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30 Class A5
09/15/2049	2.860%	3,010,000	2,966,510
Series 2017-C34 Class A4
11/15/2052	3.536%	2,285,000	2,255,856
Morgan Stanley Bank of America Merrill Lynch Trust(e)
Subordinated Series 2015-C27 Class B
12/15/2047	4.363%	1,000,000	985,000
Morgan Stanley Capital I Trust
Series 2016-UB11 Class A3
08/15/2049	2.531%	8,300,158	8,205,153
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-HR8 Class A4
07/15/2053	2.041%	781,000	708,629
Morgan Stanley Capital I Trust(e),(f)
Series 2021-L5 Class XA
05/15/2054	1.261%	31,252,730	1,367,182
MTN Commercial Mortgage Trust(b),(c)
Series 2022-LPFL Class A
1-month Term SOFR + 1.397% Floor 1.397% 03/15/2039	5.356%	2,000,000	2,001,250
NJ Trust(b),(e)
Series 2023-GSP Class A
01/06/2029	6.481%	6,800,000	7,148,363
NRTH Commercial Mortgage Trust(b),(c)
Subordinated Series 2025-PARK Class B
1-month Term SOFR + 1.643% Floor 1.643% 10/15/2040	5.793%	6,250,000	6,246,429
NXPT Commercial Mortgage Trust(b),(e)
Series 2024-STOR Class B
11/01/2041	4.648%	5,000,000	4,982,591
NYC Commercial Mortgage Trust(b),(c)
Series 2025-11X Class B
1-month Term SOFR + 2.093% Floor 2.093% 10/15/2040	6.193%	2,500,000	2,503,129
Series 2025-3BP Class A
1-month Term SOFR + 1.213% 02/15/2042	5.245%	3,500,000	3,476,089
Series 2025-3BP Class C
1-month Term SOFR + 1.892% Floor 1.892% 02/15/2042	5.924%	1,500,000	1,496,266
ONNI Commercial Mortgage Trust(b),(e)
Series 2024-APT Class A
07/15/2039	5.567%	2,500,000	2,546,005
ORL Trust(b),(c)
Series 2024-GLKS Class C
1-month Term SOFR + 2.291% Floor 2.291% 12/15/2039	6.250%	5,000,000	5,004,688
PFP Ltd.(b),(c)
Series 2024-11 Class A
1-month Term SOFR + 1.832% Floor 1.832% 09/17/2039	5.804%	1,994,726	2,000,492
PRM Trust(b),(e)
Series 2025-PRM6 Class A
07/05/2033	4.480%	1,000,000	997,736
Series 2025-PRM6 Class C
07/05/2033	5.008%	1,000,000	996,500
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-PRM6 Class D
07/05/2033	5.677%	2,000,000	2,006,762
PRM7 Trust(b),(e)
Subordinated Series 2025-PRM7 Class D
11/10/2042	5.850%	3,000,000	2,996,902
RFM Re-REMIC Trust(b),(h)
Subordinated Series 2022-FRR1 Class CK60
11/08/2049	0.000%	450,000	410,841
RFR Trust(b),(e)
Series 2025-SGRM Class A
03/11/2029	5.379%	8,180,000	8,368,869
SCG Trust(b),(c)
Series 2025-SNIP Class A
1-month Term SOFR + 1.500% Floor 1.500% 09/15/2030	5.532%	5,000,000	4,999,996
SCOTT Trust(b)
Series 2023-SFS Class A
03/15/2040	5.910%	3,340,000	3,429,388
SDAL Trust(b),(c)
Series 2025-DAL Class A
1-month Term SOFR + 2.441% Floor 2.441% 04/15/2030	6.474%	1,000,000	1,006,717
SDR Commercial Mortgage Trust(b),(c)
Subordinated Series 2024-DSNY Class B
1-month Term SOFR + 1.741% Floor 1.741% 05/15/2039	5.773%	2,500,000	2,493,758
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A4
10/10/2048	3.055%	5,120,000	5,056,969
SMRT Commercial Mortgage Trust(b),(c)
Subordinated Series 2022-MINI Class D
1-month Term SOFR + 1.950% Floor 1.950% 01/15/2039	5.909%	3,850,000	3,830,838
SPGN TFLM Mortgage Trust(b),(c)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	5.509%	5,670,000	5,657,330
SREIT Trust(b),(c)
Series 2021-MFP2 Class A
1-month Term SOFR + 0.936% Floor 0.822% 11/15/2036	4.895%	11,890,000	11,878,939
Subordinated Series 2021-MFP2 Class B
1-month Term SOFR + 1.286% Floor 1.171% 11/15/2036	5.245%	4,538,000	4,533,778

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-PALM Class E
1-month Term SOFR + 2.024% Floor 1.910% 10/15/2034	5.983%	6,275,000	6,257,416
Starwood Retail Property Trust(b),(c)
Series 2014-STAR Class A
Prime Rate + -0.882% Floor 1.470% 11/15/2027	6.118%	2,124,670	1,284,385
STWD LLC(b),(c)
Series 2025-FL4 Class AS
1-month Term SOFR + 1.700% Floor 1.700% 11/19/2042	5.700%	1,800,000	1,799,995
Series 2025-FL4 Class B
1-month Term SOFR + 1.950% Floor 1.950% 11/19/2042	5.950%	1,000,000	999,997
SWCH Commercial Mortgage Trust(b),(c)
Series 2025-DATA Class B
1-month Term SOFR + 1.842% Floor 1.842% 03/15/2042	5.875%	2,500,000	2,469,317
Series 2025-DATA Class C
1-month Term SOFR + 2.092% Floor 2.042% 03/15/2042	6.124%	2,500,000	2,474,421
TCO Commercial Mortgage Trust(b),(c)
Series 2024-DPM Class A
1-month Term SOFR + 1.243% Floor 1.243% 12/15/2039	5.259%	2,535,000	2,534,999
THPT Mortgage Trust(b),(e)
Series 2023-THL Class A
12/10/2034	6.994%	4,418,311	4,475,916
UBS Commercial Mortgage Trust
Series 2018-C10 Class A3
05/15/2051	4.048%	4,698,987	4,660,871
VTR Commercial Mortgage Trust(b),(e)
Series 2025-STEM Class A
10/13/2041	5.034%	5,000,000	5,035,853
Wells Fargo Commercial Mortgage Trust
Series 2017-C39 Class A4
09/15/2050	3.157%	10,065,000	9,870,831
Series 2020-C55 Class A5
02/15/2053	2.725%	3,407,709	3,197,299
Series 2021-C61 Class A4
11/15/2054	2.658%	7,990,000	7,205,327
Subordinated Series 2021-C59 Class C
04/15/2054	3.284%	2,590,000	2,156,805
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(e),(f)
Series 2021-C59 Class XA
04/15/2054	1.483%	20,022,775	1,145,443
Series 2021-C60 Class XA
08/15/2054	1.492%	3,989,585	267,422
Wells Fargo Commercial Mortgage Trust(e)
Series 2022-C62 Class A4
04/15/2055	4.000%	5,330,000	5,128,317
Series 2025-5C5 Class C
07/15/2058	6.014%	1,250,000	1,265,245
Subordinated Series 2016-C33 Class B
03/15/2059	4.506%	3,005,000	2,971,556
Subordinated Series 2017-C41 Class B
11/15/2050	4.188%	1,690,000	1,616,617
Wells Fargo Commercial Mortgage Trust(b),(e)
Series 2024-1CHI Class A
07/15/2035	5.308%	6,000,000	6,061,750
Series 2025-VTT Class C
03/15/2038	5.834%	2,500,000	2,517,241
Wells Fargo Commercial Mortgage Trust(b),(c)
Series 2025-B33RP Class A
1-month Term SOFR + 1.350% Floor 1.350% 08/15/2042	5.382%	5,000,000	4,998,436
Series 2025-DWHP Class B
1-month Term SOFR + 2.841% Floor 2.841% 04/15/2038	6.800%	2,000,000	2,003,148
WHARF Commercial Mortgage Trust(b),(e)
Series 2025-DC Class A
07/15/2040	5.350%	5,000,000	5,171,250
WSTN Trust(b),(e)
Series 2023-MAUI Class A
07/05/2037	6.297%	2,500,000	2,545,378
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $1,000,931,645)			995,948,295

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Digicel Ltd.(i)	59,381	1,076,281
Total Communication Services		1,076,281
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Prairie Provident Resources, Inc.(i),(j)	1,728	28
Total Energy		28
Financials 0.0%
Financial Services 0.0%
DSG TopCo, Inc.(i)	54,244	280,252
Total Financials		280,252
Materials 0.0%
Containers & Packaging 0.0%
Yeoman Capital SA(b),(i),(j),(k)	132,091	660,455
Total Materials		660,455
Total Common Stocks (Cost $778,772)		2,017,016

Convertible Bonds(a) 0.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Banking 0.0%
Lloyds Banking Group PLC(l),(m)
	8.000%		1,395,000	1,501,518
UBS Group AG(b),(l),(m)
	9.250%		594,000	649,856
Total				2,151,374
Food and Beverage 0.0%
Davide Campari-Milano NV(b)
01/17/2029	2.375%	EUR	1,400,000	1,579,437
Technology 0.0%
Worldline SA(b),(h)
07/30/2026	0.000%	EUR	1,814,462	2,044,355
Total Convertible Bonds (Cost $5,286,862)				5,775,166

Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Digicel Ltd.(j),(k),(n)	6.750%	3,868	38,680
Total Communication Services			38,680
Total Convertible Preferred Stocks (Cost $38,680)			38,680

Corporate Bonds & Notes(a) 27.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
BAE Systems PLC(b)
03/26/2029	5.125%	1,428,000	1,474,517
04/15/2030	3.400%	690,000	667,905
Boeing Co. (The)
02/04/2026	2.196%	16,175,000	16,113,126
02/01/2031	3.625%	2,375,000	2,281,410
02/01/2035	3.250%	4,659,000	4,076,239
03/01/2047	3.650%	1,060,000	782,238
03/01/2048	3.625%	3,800,000	2,745,113
05/01/2049	3.900%	2,010,000	1,518,554
05/01/2054	6.858%	139,000	158,367
08/01/2059	3.950%	3,500,000	2,521,442
05/01/2060	5.930%	601,000	595,295
05/01/2064	7.008%	808,000	925,569
Bombardier, Inc.(b)
04/15/2027	7.875%	303,000	303,000
02/01/2029	7.500%	375,000	391,276
07/01/2031	7.250%	1,020,000	1,086,372
06/15/2033	6.750%	940,000	993,666
General Electric Co.(c)
3-month Term SOFR + 0.742% 08/15/2036	4.593%	5,380,000	5,059,091
HEICO Corp.
08/01/2028	5.250%	1,362,000	1,404,096
Huntington Ingalls Industries, Inc.
08/16/2028	2.043%	6,666,000	6,301,502
05/01/2030	4.200%	2,098,000	2,077,701
TransDigm, Inc.(b)
01/31/2034	6.750%	775,000	810,580
United Technologies Corp.
11/16/2038	4.450%	576,000	547,445
Total			52,834,504
Airlines 0.2%
American Airlines Pass-Through Trust
Series 2015-2 Class AA
09/22/2027	3.600%	50,592	49,778
Series 2016-1 Class AA
07/15/2029	3.575%	309,417	304,400
Series 2016-2 Class AA
06/15/2028	3.200%	358,130	348,264
Series 2017-2 Class AA
10/15/2029	3.350%	952,909	918,586
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
04/20/2029	5.750%	1,050,000	1,060,277
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	4,731,955	4,546,792
Delta Air Lines, Inc.
07/10/2030	5.250%	1,288,000	1,322,580

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Delta Air Lines, Inc./SkyMiles IP Ltd.(b)
10/20/2028	4.750%	7,222,978	7,270,786
Southwest Airlines Co.
06/15/2027	5.125%	1,665,000	1,683,409
11/15/2028	4.375%	3,270,000	3,269,824
United Airlines Pass-Through Trust
Series 2023-1 Class A
01/15/2036	5.800%	4,472,663	4,695,239
United Airlines, Inc.(b)
04/15/2026	4.375%	2,775,000	2,770,549
04/15/2029	4.625%	690,000	687,035
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%	242,462	247,982
Total			29,175,501
Apartment REIT 0.1%
American Homes 4 Rent LP
02/15/2028	4.250%	199,000	199,478
04/15/2032	3.625%	208,000	196,242
02/01/2034	5.500%	1,353,000	1,402,016
07/15/2051	3.375%	755,000	516,079
Camden Property Trust
11/03/2026	5.850%	1,033,000	1,048,629
Invitation Homes Operating Partnership LP
11/15/2028	2.300%	624,000	593,152
08/15/2031	2.000%	2,412,000	2,102,898
08/15/2033	5.500%	517,000	538,135
Mid-America Apartments LP
02/15/2032	5.300%	727,000	760,282
01/15/2033	4.650%	7,000,000	7,021,031
Total			14,377,942
Automotive 1.2%
American Axle & Manufacturing, Inc.(b)
10/15/2033	7.750%	1,015,000	1,024,774
American Honda Finance Corp.
01/12/2028	4.700%	1,100,000	1,114,510
11/15/2028	5.650%	551,000	575,303
10/23/2031	4.850%	1,410,000	1,439,619
BMW US Capital LLC(b)
03/21/2030	5.050%	638,000	657,319
BorgWarner, Inc.
08/15/2034	5.400%	411,000	425,344
Cummins, Inc.
05/09/2035	5.300%	3,250,000	3,391,007
Daimler Truck Finance North America LLC(b)
10/12/2030	4.650%	4,060,000	4,093,588
01/13/2035	5.625%	2,825,000	2,934,809
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dana, Inc.
06/15/2028	5.625%	800,000	800,579
Denso Corp.(b)
09/16/2026	1.239%	4,070,000	3,978,342
09/11/2029	4.420%	980,000	989,183
Ford Motor Co.
02/12/2032	3.250%	880,000	773,231
01/15/2043	4.750%	836,000	672,841
Ford Motor Credit Co. LLC
08/10/2026	2.700%	3,625,000	3,576,854
05/17/2027	5.850%	1,515,000	1,536,306
08/17/2027	4.125%	1,786,000	1,767,753
05/12/2028	6.800%	450,000	468,861
03/08/2029	5.800%	6,615,000	6,745,697
05/03/2029	5.113%	1,005,000	1,003,390
06/17/2031	3.625%	951,000	868,575
General Motors Co.
04/15/2030	5.625%	3,230,000	3,371,684
04/01/2035	5.000%	2,861,000	2,830,970
10/02/2043	6.250%	292,000	299,816
General Motors Financial Co., Inc.
03/01/2026	5.250%	1,759,000	1,760,160
04/04/2028	5.050%	2,615,000	2,661,857
06/23/2028	5.800%	1,850,000	1,917,552
10/15/2028	2.400%	2,820,000	2,686,906
07/15/2029	5.550%	3,372,000	3,497,262
10/06/2029	4.900%	1,327,000	1,349,006
06/21/2030	3.600%	1,710,000	1,646,053
01/08/2031	2.350%	1,229,000	1,103,836
01/07/2034	6.100%	367,000	390,365
01/07/2035	5.900%	2,156,000	2,254,938
07/15/2035	6.150%	2,547,000	2,702,712
Honda Motor Co., Ltd.
07/08/2030	4.688%	6,993,000	7,084,145
07/08/2035	5.337%	1,126,000	1,156,847
Hyundai Capital America(b)
06/26/2028	5.680%	860,000	888,386
09/18/2028	4.250%	1,790,000	1,788,851
09/21/2028	6.100%	3,968,000	4,156,169
01/16/2029	6.500%	880,000	933,240
06/24/2029	5.300%	993,000	1,022,879
03/27/2030	5.150%	5,385,000	5,522,125
03/29/2032	5.400%	1,555,000	1,614,155
06/23/2032	5.400%	4,465,000	4,631,275
LKQ Corp.
06/15/2028	5.750%	3,405,000	3,519,889
Mercedes-Benz Finance North America LLC(b)
08/01/2029	4.800%	1,100,000	1,123,405
Nissan Motor Acceptance Co. LLC(b)
09/13/2029	5.550%	3,255,000	3,216,190
Stellantis Finance US, Inc.(b)
03/18/2035	6.450%	3,070,000	3,192,332
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Stellantis Financial Services US Corp.(b)
09/15/2028	4.950%		5,730,000	5,770,999
Tenneco, Inc.(b)
11/17/2028	8.000%		4,525,000	4,524,365
Toyota Motor Corp.
06/30/2030	4.450%		1,842,000	1,869,729
Toyota Motor Credit Corp.
10/08/2027	4.350%		1,153,000	1,163,578
08/09/2029	4.550%		795,000	809,802
05/15/2030	4.800%		1,603,000	1,646,217
11/20/2030	5.550%		577,000	613,626
09/03/2032	4.650%		4,130,000	4,191,421
01/09/2035	5.350%		671,000	708,110
Volkswagen Financial Services AG(b)
11/19/2031	3.875%	EUR	4,500,000	5,327,028
Volkswagen Group of America Finance LLC(b)
03/22/2027	5.300%		2,297,000	2,326,020
09/11/2028	4.550%		1,000,000	1,005,569
03/22/2029	5.250%		6,355,000	6,505,562
09/11/2030	4.850%		975,000	985,168
11/16/2030	6.450%		1,588,000	1,710,149
03/25/2032	5.650%		360,000	374,009
03/27/2035	5.800%		440,000	456,939
Volkswagen International Finance NV(b),(l),(m)
	7.875%	EUR	1,400,000	1,880,289
Total				149,029,470
Banking 6.5%
ABN AMRO Bank NV(b),(m)
09/18/2027	6.339%		6,900,000	7,015,602
Subordinated
03/13/2037	3.324%		641,000	588,888
Ally Financial, Inc.(m)
01/17/2031	5.543%		1,645,000	1,679,656
07/31/2033	5.548%		8,280,000	8,334,463
American Express Co.(m)
02/16/2028	5.098%		989,000	1,001,903
07/27/2029	5.282%		1,764,000	1,820,677
04/25/2030	5.532%		435,000	455,001
01/30/2031	5.085%		527,000	544,625
07/20/2033	4.918%		2,765,000	2,832,164
10/24/2036	5.109%		6,194,000	6,170,589
ANZ New Zealand International Ltd.(b)
08/14/2028	5.355%		4,595,000	4,762,929
Banco de Credito del Peru SA(b),(m)
Subordinated
07/30/2035	6.450%		1,130,000	1,170,564
Banco Santander SA(m)
03/14/2030	5.538%		4,000,000	4,148,241
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
11/22/2032	3.225%	3,400,000	3,119,591
Bank of America Corp.(m)
07/22/2027	1.734%	13,400,000	13,191,711
04/27/2028	4.376%	293,000	294,094
12/20/2028	3.419%	647,000	639,266
03/05/2029	3.970%	1,681,000	1,677,440
06/14/2029	2.087%	238,000	226,681
09/15/2029	5.819%	1,128,000	1,178,551
07/23/2030	3.194%	34,106,000	33,035,473
10/22/2030	2.884%	508,000	484,693
01/24/2031	5.162%	196,000	203,336
02/13/2031	2.496%	8,712,000	8,144,726
04/29/2031	2.592%	1,311,000	1,225,643
07/23/2031	1.898%	278,000	250,535
10/24/2031	1.922%	3,775,000	3,381,668
04/22/2032	2.687%	585,000	538,623
07/21/2032	2.299%	785,000	704,228
10/20/2032	2.572%	7,114,000	6,455,696
09/15/2034	5.872%	1,569,000	1,688,973
Subordinated
10/25/2035	5.518%	1,663,000	1,717,665
02/12/2036	5.744%	1,515,000	1,590,103
Bank of America Corp.
Subordinated
03/03/2026	4.450%	2,000,000	2,000,255
Bank of America NA
08/18/2026	5.526%	5,575,000	5,623,234
Bank of Montreal(m)
01/27/2029	5.004%	2,715,000	2,768,602
09/10/2030	4.640%	1,994,000	2,022,478
Bank of New York Mellon Corp. (The)(m)
04/26/2027	4.947%	2,770,000	2,779,967
02/11/2031	4.942%	3,515,000	3,618,691
06/06/2036	5.316%	546,000	569,362
Bank of New Zealand(b)
01/27/2027	2.285%	2,140,000	2,100,979
Bank of Nova Scotia (The)(m)
09/15/2031	4.338%	5,625,000	5,623,847
11/10/2032	4.740%	1,951,000	1,979,964
Banque Federative du Credit Mutuel SA(b)
01/26/2026	4.935%	1,732,000	1,733,741
02/16/2028	5.194%	2,760,000	2,821,860
10/16/2028	4.591%	1,431,000	1,446,130
Barclays PLC(m)
02/25/2031	5.367%	1,816,000	1,879,978
03/10/2032	2.667%	12,020,000	10,969,343
Barclays PLC
Subordinated
05/09/2028	4.836%	995,000	1,001,060

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BNP Paribas SA(b),(m)
09/30/2028	1.904%	3,535,000	3,388,215
06/12/2029	5.335%	1,815,000	1,864,372
11/19/2030	5.283%	1,555,000	1,601,566
04/19/2032	2.871%	5,455,000	4,990,434
01/20/2033	3.132%	6,240,000	5,706,633
BPCE SA(b)
01/11/2028	3.250%	460,000	452,110
05/30/2029	5.281%	1,920,000	1,984,758
BPCE SA(b),(m)
01/18/2030	5.716%	820,000	850,739
01/14/2031	5.876%	4,025,000	4,216,835
CaixaBank SA(b),(m)
03/15/2030	5.673%	620,000	645,754
07/03/2031	4.885%	3,875,000	3,942,592
Canadian Imperial Bank of Commerce(m)
03/30/2029	4.857%	5,150,000	5,231,928
Capital One Financial Corp.(m)
10/29/2027	7.149%	3,985,000	4,086,220
11/02/2027	1.878%	688,000	673,279
06/08/2029	6.312%	485,000	509,121
09/11/2031	4.493%	2,735,000	2,732,897
Citibank NA(m)
11/19/2027	4.876%	3,335,000	3,362,281
Citibank NA
05/29/2030	4.914%	1,710,000	1,763,350
Citigroup, Inc.(l),(m)
	6.875%	850,000	868,274
	7.125%	8,040,000	8,228,433
Citigroup, Inc.(m)
06/09/2027	1.462%	20,000	19,716
05/07/2028	4.643%	9,085,000	9,150,424
11/05/2030	2.976%	13,020,000	12,419,873
01/29/2031	2.666%	5,550,000	5,202,385
06/03/2031	2.572%	244,000	226,413
05/01/2032	2.561%	4,470,000	4,067,129
01/25/2033	3.057%	2,800,000	2,575,517
Citigroup, Inc.
07/23/2048	4.650%	375,000	336,987
CoBank ACB(m)
12/31/2079	7.125%	403,000	417,783
Commonwealth Bank of Australia
03/14/2028	4.423%	2,715,000	2,751,106
Cooperatieve Rabobank UA(b),(m)
02/24/2027	1.106%	2,165,000	2,149,399
01/21/2033	5.710%	2,578,000	2,732,482
Credit Agricole SA(b),(m)
01/09/2029	5.230%	2,904,000	2,961,826
09/25/2033	4.818%	2,405,000	2,412,211
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse AG
08/07/2026	1.250%	289,000	283,711
Credit Suisse Group AG(b),(m)
05/14/2032	3.091%	2,210,000	2,057,577
Danske Bank A/S(b),(m)
03/01/2030	5.705%	844,000	879,497
10/02/2030	4.613%	683,000	689,159
03/04/2031	5.019%	4,660,000	4,769,528
Deutsche Bank AG(m)
01/10/2029	5.373%	1,200,000	1,225,276
05/09/2031	5.297%	5,525,000	5,676,304
08/04/2031	4.950%	2,935,000	2,976,071
Subordinated
01/14/2032	3.729%	2,000,000	1,896,754
Deutsche Bank AG
05/10/2029	5.414%	1,916,000	1,995,048
DNB Bank ASA(b),(m)
11/05/2030	4.853%	2,748,000	2,812,135
Federation des Caisses Desjardins du Quebec(b)
03/14/2028	5.700%	2,210,000	2,292,822
04/26/2029	5.250%	1,791,000	1,856,646
08/26/2030	4.565%	3,485,000	3,519,234
Fifth Third Bancorp(m)
04/25/2033	4.337%	2,362,000	2,313,189
Fifth Third Bank NA(m)
01/28/2028	4.967%	2,105,000	2,124,785
First Citizens BancShares, Inc.(m)
Subordinated
03/12/2040	6.254%	272,000	277,380
Goldman Sachs Bank(m)
03/18/2027	5.283%	960,000	962,928
Goldman Sachs Bank USA(m)
05/21/2027	5.414%	4,165,000	4,190,366
Goldman Sachs Group, Inc. (The)(l),(m)
	3.650%	2,135,000	2,104,335
Goldman Sachs Group, Inc. (The)(m)
03/09/2027	1.431%	10,839,000	10,756,117
02/24/2028	2.640%	3,320,000	3,260,557
10/24/2029	6.484%	518,000	550,680
04/25/2030	5.727%	518,000	542,546
07/23/2030	5.049%	4,210,000	4,322,115
10/21/2031	4.369%	11,710,000	11,722,269
04/22/2032	2.615%	12,585,000	11,510,379
07/21/2032	2.383%	10,475,000	9,408,351
07/23/2035	5.330%	535,000	554,724
10/23/2035	5.016%	1,880,000	1,906,367
01/28/2036	5.536%	1,258,000	1,317,249
01/28/2056	5.734%	949,000	986,096
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)
10/21/2036	4.939%	7,361,000	7,388,815
07/08/2044	4.800%	415,000	389,887
HSBC Holdings PLC(m)
05/17/2028	5.597%	775,000	790,153
09/22/2028	2.013%	2,929,000	2,819,542
11/19/2028	5.130%	3,700,000	3,767,377
08/17/2029	2.206%	1,403,000	1,332,420
05/13/2031	5.240%	2,275,000	2,350,494
11/06/2031	4.619%	3,175,000	3,196,164
05/24/2032	2.804%	1,829,000	1,673,877
11/06/2036	5.133%	2,537,000	2,560,720
HSBC USA, Inc.
06/03/2028	4.650%	2,380,000	2,418,771
Huntington Bancshares, Inc.(m)
08/21/2029	6.208%	4,040,000	4,243,311
01/15/2031	5.272%	1,370,000	1,414,674
Subordinated
11/18/2039	6.141%	1,228,000	1,278,540
Huntington National Bank (The)(m)
04/12/2028	4.871%	1,249,000	1,257,418
ING Groep NV(m)
03/25/2029	4.858%	1,355,000	1,375,493
03/25/2031	5.066%	1,200,000	1,233,391
Intesa Sanpaolo SpA(b),(m)
Subordinated
06/01/2032	4.198%	1,100,000	1,049,378
JPMorgan Chase & Co.(c),(l)
3-month Term SOFR + 2.745%	6.730%	2,993,000	2,997,547
JPMorgan Chase & Co.(m)
02/04/2027	1.040%	3,461,000	3,441,935
04/22/2027	1.578%	12,650,000	12,522,293
09/22/2027	1.470%	1,594,000	1,560,725
02/24/2028	2.947%	4,004,000	3,950,277
04/22/2028	5.571%	1,128,000	1,150,653
01/23/2029	3.509%	10,345,000	10,234,528
06/01/2029	2.069%	1,272,000	1,213,276
12/05/2029	4.452%	2,014,000	2,035,562
01/23/2030	5.012%	885,000	908,333
04/22/2030	5.581%	996,000	1,041,763
07/22/2030	4.995%	771,000	793,220
10/15/2030	2.739%	2,333,000	2,217,075
10/22/2030	4.603%	1,209,000	1,228,712
01/24/2031	5.140%	289,000	299,571
11/19/2031	1.764%	2,885,000	2,568,449
04/22/2032	2.580%	6,435,000	5,906,188
11/08/2032	2.545%	4,325,000	3,912,247
01/25/2033	2.963%	2,380,000	2,194,293
04/22/2035	5.766%	578,000	621,848
01/24/2036	5.502%	510,000	538,463
04/22/2036	5.572%	1,360,000	1,443,874
10/22/2036	4.810%	10,465,000	10,523,315
11/15/2048	3.964%	2,475,000	2,036,136
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
07/23/2036	5.576%	3,180,000	3,327,465
KBC Group NV(b),(m)
09/23/2031	4.454%	7,635,000	7,631,362
KeyCorp(m)
03/06/2035	6.401%	4,925,000	5,365,495
KeyCorp Capital I(c)
Junior Subordinated
3-month Term SOFR + 1.002% 07/01/2028	4.987%	1,105,000	1,080,511
M&T Bank Corp.(m)
07/08/2031	5.179%	2,720,000	2,789,217
Subordinated
07/30/2035	5.400%	7,009,000	7,065,818
Mitsubishi UFJ Financial Group, Inc.(m)
01/16/2031	5.197%	600,000	620,715
04/24/2036	5.615%	4,038,000	4,264,301
Mizuho Financial Group, Inc.(m)
07/06/2029	5.778%	4,740,000	4,935,485
07/08/2031	5.047%	6,620,000	6,719,284
Morgan Stanley
07/27/2026	3.125%	301,000	299,266
Subordinated
09/08/2026	4.350%	9,045,000	9,059,584
Morgan Stanley(m)
12/10/2026	0.985%	484,000	483,437
05/04/2027	1.593%	2,738,000	2,708,326
07/20/2027	1.512%	479,000	471,052
01/21/2028	2.475%	777,000	762,792
07/22/2028	3.591%	4,460,000	4,419,329
10/18/2028	6.296%	406,000	421,938
01/24/2029	3.772%	4,315,000	4,286,189
04/20/2029	5.164%	791,000	809,773
07/20/2029	5.449%	2,410,000	2,490,367
10/18/2029	4.133%	517,000	517,014
01/16/2030	5.173%	223,000	229,486
01/23/2030	4.431%	2,885,000	2,906,044
07/19/2030	5.042%	544,000	559,345
10/18/2030	4.654%	6,945,000	7,048,932
01/15/2031	5.230%	4,170,000	4,312,821
02/13/2032	1.794%	78,000	68,623
04/28/2032	1.928%	1,899,000	1,671,916
07/21/2032	2.239%	6,390,000	5,696,989
10/20/2032	2.511%	2,605,000	2,346,183
01/21/2033	2.943%	3,610,000	3,310,061
04/21/2034	5.250%	3,865,000	4,011,733
04/19/2035	5.831%	2,315,000	2,482,872
01/18/2036	5.587%	705,000	743,870
04/17/2036	5.664%	1,647,000	1,747,976
10/22/2036	4.892%	7,246,000	7,267,320
04/22/2039	4.457%	156,000	147,511

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
09/16/2036	2.484%	576,000	507,357
Morgan Stanley Bank NA(m)
05/26/2028	5.504%	275,000	280,613
Morgan Stanley Private Bank(m)
11/17/2028	4.204%	1,000,000	1,001,890
11/19/2031	4.465%	8,530,000	8,576,731
Morgan Stanley Private Bank NA(m)
07/18/2031	4.734%	8,815,000	8,965,144
National Bank of Canada
12/18/2028	5.600%	1,263,000	1,320,524
10/10/2029	4.500%	4,260,000	4,311,370
Nationwide Building Society(b)
07/29/2029	5.127%	3,292,000	3,397,230
09/30/2030	4.351%	6,155,000	6,160,247
NatWest Group PLC(m)
03/01/2035	5.778%	968,000	1,029,714
NatWest Markets PLC(b)
03/21/2028	4.789%	4,870,000	4,955,041
05/17/2029	5.410%	1,651,000	1,719,472
Norinchukin Bank (The)(b)
09/09/2030	4.674%	2,705,000	2,731,515
PNC Financial Services Group, Inc. (The)(m)
06/12/2029	5.582%	3,120,000	3,234,264
10/28/2033	6.037%	1,206,000	1,305,311
10/20/2034	6.875%	880,000	1,000,160
07/21/2036	5.373%	76,000	78,766
Royal Bank of Canada(m)
08/06/2029	4.498%	9,250,000	9,350,819
08/02/2030	4.969%	772,000	791,736
10/18/2030	4.650%	1,268,000	1,287,616
02/04/2031	5.153%	3,682,000	3,801,874
08/06/2031	4.696%	929,000	943,691
Royal Bank of Scotland Group PLC(m)
01/27/2030	5.076%	799,000	817,912
Santander UK Group Holdings PLC(m)
06/14/2027	1.673%	1,762,000	1,737,240
09/22/2036	5.136%	2,585,000	2,579,725
Societe Generale SA(b)
02/19/2027	5.250%	1,110,000	1,121,946
Societe Generale SA(b),(m)
05/22/2031	5.512%	5,385,000	5,572,213
06/09/2032	2.889%	480,000	434,187
01/21/2033	3.337%	10,380,000	9,483,809
01/10/2034	6.691%	2,130,000	2,330,013
State Street Corp.
02/28/2030	4.729%	706,000	724,042
State Street Corp.(m)
10/22/2032	4.675%	1,264,000	1,289,759
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
11/01/2034	3.031%	2,429,000	2,295,045
Sumitomo Mitsui Financial Group, Inc.
07/16/2029	3.040%	625,000	601,419
04/15/2030	5.240%	1,252,000	1,302,243
07/09/2031	5.424%	1,349,000	1,417,906
01/15/2032	5.454%	782,000	822,520
Sumitomo Mitsui Financial Group, Inc.(m)
07/08/2031	4.660%	3,160,000	3,207,597
Sumitomo Mitsui Trust Bank Ltd.(b)
03/07/2027	5.200%	3,575,000	3,628,131
Svenska Handelsbanken AB(b)
05/23/2028	4.375%	4,840,000	4,900,987
Swedbank AB(b)
09/12/2026	6.136%	3,305,000	3,357,270
03/14/2029	5.407%	3,135,000	3,256,067
Synchrony Financial(m)
08/02/2030	5.935%	2,560,000	2,660,008
03/06/2031	5.450%	1,685,000	1,722,348
Toronto-Dominion Bank (The)
01/30/2032	5.298%	1,098,000	1,152,238
10/15/2035	4.928%	3,330,000	3,362,443
Toronto-Dominion Bank (The)(m)
10/31/2085	6.350%	4,085,000	4,118,992
Truist Bank(m)
07/24/2028	4.420%	5,535,000	5,561,105
10/23/2029	4.371%	4,141,000	4,136,208
Truist Financial Corp.(m)
03/02/2027	1.267%	265,000	262,984
10/30/2029	7.161%	2,365,000	2,558,998
01/24/2030	5.435%	2,310,000	2,397,605
10/28/2033	6.123%	440,000	475,728
06/08/2034	5.867%	736,000	784,382
U.S. Bancorp(l),(m)
Junior Subordinated
	5.300%	2,980,000	2,980,148
UBS Group AG(b),(m)
01/30/2027	1.364%	712,000	708,494
08/10/2027	1.494%	460,000	451,446
11/06/2033	4.844%	8,530,000	8,592,754
US Bank NA(m)
10/22/2027	4.507%	5,625,000	5,646,504
Wells Fargo & Co.(m)
05/22/2028	3.584%	258,000	256,082
06/02/2028	2.393%	8,378,000	8,173,042
07/25/2028	4.808%	14,890,000	15,051,844
07/25/2029	5.574%	1,360,000	1,409,428
10/23/2029	6.303%	5,615,000	5,947,121
02/11/2031	2.572%	6,775,000	6,345,663
03/02/2033	3.350%	845,000	792,955
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
07/25/2033	4.897%		2,740,000	2,799,563
10/23/2034	6.491%		221,000	247,036
01/23/2035	5.499%		744,000	782,174
12/03/2035	5.211%		7,920,000	8,174,659
04/23/2036	5.605%		6,884,000	7,294,310
04/30/2041	3.068%		4,650,000	3,670,267
Westpac New Zealand Ltd.(b)
02/26/2027	5.132%		1,331,000	1,348,810
Total				833,934,291
Brokerage/Asset Managers/Exchanges 0.6%
Apollo Global Management, Inc.
08/12/2035	5.150%		1,845,000	1,847,827
BGC Group, Inc.
04/02/2030	6.150%		1,415,000	1,459,111
Blackrock, Inc.
07/18/2035	3.750%	EUR	2,430,000	2,878,216
Blackstone Holdings Finance Co. LLC(b)
08/05/2028	1.625%		354,000	331,998
01/10/2030	2.500%		123,000	115,164
01/30/2032	2.000%		1,750,000	1,505,791
Brookfield Asset Management Ltd.
11/15/2030	4.653%		9,096,000	9,158,079
01/15/2036	5.298%		2,219,000	2,231,046
Brookfield Finance, Inc.
06/02/2026	4.250%		750,000	749,850
Cantor Fitzgerald LP(b)
12/12/2028	7.200%		2,300,000	2,445,996
Charles Schwab Corp. (The)(m)
11/17/2029	6.196%		418,000	443,528
CME Group, Inc.
03/15/2030	4.400%		1,906,000	1,933,844
Depository Trust & Clearing Corp. (The)(b),(l),(m)
	3.375%		673,000	661,856
EQT AB(b)
05/08/2035	5.850%		1,142,000	1,181,797
Focus Financial Partners LLC(b)
09/15/2031	6.750%		1,015,000	1,049,088
Hunt Companies, Inc.(b)
04/15/2029	5.250%		2,075,000	2,027,868
Intercontinental Exchange, Inc.
06/15/2030	2.100%		1,745,000	1,601,111
Jane Street Group/Finance, Inc.(b)
05/01/2033	6.750%		1,280,000	1,336,847
Jane Street Group/JSG Finance, Inc.(b)
04/30/2031	7.125%		800,000	842,745
Jefferies Financial Group, Inc.
07/21/2028	5.875%		3,660,000	3,795,702
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KKR & Co., Inc.
08/07/2035	5.100%	2,778,000	2,777,571
LPL Holdings, Inc.
05/20/2027	5.700%	791,000	806,037
03/15/2030	5.200%	1,194,000	1,223,746
06/15/2030	5.150%	4,087,000	4,178,487
Marex Group PLC
05/08/2028	5.829%	2,900,000	2,946,064
11/04/2029	6.404%	3,040,000	3,141,199
MSD Investment Corp.(b)
05/31/2030	6.250%	1,245,000	1,251,607
National Securities Clearing Corp.(b)
05/20/2030	4.700%	842,000	863,149
Nomura Holdings, Inc.
07/12/2028	6.070%	7,560,000	7,903,957
07/14/2031	2.608%	1,100,000	996,514
Nuveen LLC(b)
01/15/2030	5.550%	826,000	863,229
Raymond James Financial, Inc.
09/11/2055	5.650%	2,062,000	2,036,837
Stifel Financial Corp.
05/15/2030	4.000%	3,755,000	3,682,103
TPG Operating Group II LP
01/15/2036	5.375%	4,755,000	4,770,582
VFH Parent LLC/Valor Co-Issuer, Inc.(b)
06/15/2031	7.500%	645,000	677,818
Total			75,716,364
Building Materials 0.2%
AmeriTex HoldCo Intermediate LLC(b)
08/15/2033	7.625%	745,000	780,877
Camelot Return Merger Sub, Inc.(b)
08/01/2028	8.750%	1,544,000	1,291,451
Cemex SAB de CV(b),(l),(m)
Subordinated
	7.200%	950,000	984,395
CRH SMW Finance DAC
05/21/2029	5.200%	980,000	1,012,268
Eagle Materials, Inc.
03/15/2036	5.000%	4,246,000	4,202,109
Fortune Brands Home & Security, Inc.
03/25/2032	4.000%	472,000	452,796
Fortune Brands Innovations, Inc.
09/15/2029	3.250%	2,098,000	2,021,289
Martin Marietta Materials, Inc.
07/15/2031	2.400%	2,800,000	2,530,814
Mohawk Industries, Inc.
09/18/2028	5.850%	233,000	243,116

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Quikrete Holdings, Inc.(b)
03/01/2032	6.375%	2,190,000	2,277,421
03/01/2033	6.750%	190,000	198,185
Smyrna Ready Mix Concrete LLC(b)
11/15/2031	8.875%	650,000	689,766
Standard Building Solutions, Inc.(b)
08/15/2032	6.500%	310,000	320,030
Standard Industries, Inc.(b)
07/15/2030	4.375%	3,180,000	3,085,627
Total			20,090,144
Cable and Satellite 0.6%
CCO Holdings LLC/Capital Corp.(b)
06/01/2029	5.375%	100,000	99,109
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	2,000,000	1,804,998
Charter Communications Operating LLC
06/01/2034	6.550%	1,467,000	1,547,153
12/01/2061	4.400%	284,000	189,577
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	6,050,000	5,628,087
06/01/2029	6.100%	4,731,000	4,934,922
04/01/2031	2.800%	535,000	480,375
12/01/2035	5.850%	1,000,000	1,000,946
03/01/2042	3.500%	2,460,000	1,725,534
10/23/2045	6.484%	2,580,000	2,475,352
05/01/2047	5.375%	1,711,000	1,434,003
03/01/2050	4.800%	2,492,000	1,910,816
04/01/2051	3.700%	1,670,000	1,075,709
06/01/2052	3.900%	1,383,000	907,759
04/01/2053	5.250%	810,000	655,716
04/01/2061	3.850%	274,000	167,804
Comcast Corp.
02/01/2030	2.650%	474,000	446,840
01/15/2031	1.950%	426,000	379,653
02/15/2031	1.500%	459,000	399,121
06/01/2034	5.300%	403,000	416,438
07/15/2036	3.200%	220,000	188,295
03/01/2038	3.900%	234,000	205,392
02/01/2050	3.450%	1,900,000	1,306,315
Cox Communications, Inc.(b)
10/01/2030	1.800%	282,000	247,002
09/01/2034	5.450%	10,310,000	10,154,164
09/01/2054	5.950%	5,165,000	4,575,107
CSC Holdings LLC(b)
04/15/2027	5.500%	3,550,000	3,062,303
02/01/2028	5.375%	850,000	614,758
01/31/2029	11.750%	4,604,000	3,209,677
02/01/2029	6.500%	3,166,000	1,981,773
01/15/2030	5.750%	1,455,000	538,171
12/01/2030	4.125%	500,000	284,550
12/01/2030	4.625%	2,225,000	793,745
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
02/15/2031	3.375%		400,000	222,037
DirecTV Financing LLC(b)
02/01/2030	8.875%		1,375,000	1,366,477
DISH DBS Corp.
07/01/2026	7.750%		5,414,000	5,303,764
07/01/2028	7.375%		300,000	280,002
06/01/2029	5.125%		675,000	567,461
DISH Network Corp.(b)
11/15/2027	11.750%		3,516,000	3,674,373
EchoStar Corp.
11/30/2029	10.750%		5,295,800	5,838,616
Sirius XM Radio, Inc.(b)
07/01/2029	5.500%		1,085,000	1,090,965
Time Warner Cable LLC
11/15/2040	5.875%		1,980,000	1,838,814
09/01/2041	5.500%		2,920,000	2,586,863
09/15/2042	4.500%		1,770,000	1,377,705
Viasat, Inc.(b)
04/15/2027	5.625%		1,065,000	1,063,768
Total				80,052,009
Chemicals 0.4%
Braskem Netherlands Finance BV(b)
01/10/2028	4.500%		356,000	140,495
01/31/2030	4.500%		907,000	324,128
01/12/2031	8.500%		5,224,000	1,934,941
Cabot Corp.
07/01/2029	4.000%		1,810,000	1,795,107
CF Industries, Inc.
03/15/2034	5.150%		3,125,000	3,150,526
06/01/2043	4.950%		1,340,000	1,215,964
Dow Chemical Co. (The)
01/15/2031	4.800%		5,995,000	5,973,910
DuPont de Nemours, Inc.(b)
11/15/2028	4.725%		2,350,000	2,381,054
Dyno Nobel Ltd.
11/08/2032	5.400%	AUD	1,400,000	907,528
Eastman Chemical Co.
08/01/2029	5.000%		2,330,000	2,376,790
FMC Corp.
10/01/2029	3.450%		1,005,000	911,265
10/01/2049	4.500%		340,000	225,847
International Flavors & Fragrances, Inc.(b)
10/15/2027	1.832%		455,000	434,968
11/01/2030	2.300%		5,075,000	4,576,651
11/15/2040	3.268%		365,000	283,656
LYB International Finance III LLC
01/15/2031	5.125%		1,432,000	1,436,683
03/01/2034	5.500%		4,025,000	4,012,267
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mosaic Co. (The)
01/15/2029	4.350%	1,707,000	1,712,385
Nufarm Australia Ltd./Americas, Inc.(b)
01/27/2030	5.000%	740,000	663,590
Nutrien Ltd.
12/01/2036	5.875%	82,000	86,992
Olin Corp.(b)
04/01/2033	6.625%	1,000,000	990,539
PPG Industries, Inc.
03/15/2031	4.375%	4,740,000	4,751,022
Qnity Electronics, Inc.(b)
08/15/2032	5.750%	380,000	390,107
08/15/2033	6.250%	230,000	238,593
Sasol Financing USA LLC
09/27/2028	6.500%	2,550,000	2,513,514
Sociedad Quimica y Minera de Chile SA(b)
09/10/2034	5.500%	1,300,000	1,303,068
Solstice Advanced Materials, Inc.(b)
09/30/2033	5.625%	680,000	683,566
Westlake Corp.
11/15/2055	6.375%	3,830,000	3,830,685
Total			49,245,841
Construction Machinery 0.3%
AGCO Corp.
03/21/2027	5.450%	848,000	859,288
Alta Equipment Group, Inc.(b)
06/01/2029	9.000%	1,010,000	896,813
Caterpillar Financial Services Corp.
11/14/2028	3.950%	7,000,000	7,017,650
11/15/2029	4.700%	626,000	643,539
Caterpillar, Inc.
05/15/2035	5.200%	1,346,000	1,407,676
CNH Industrial Capital LLC
03/21/2028	4.750%	2,345,000	2,376,408
01/12/2029	5.500%	1,149,000	1,190,632
04/20/2029	5.100%	1,263,000	1,295,050
10/16/2030	4.500%	6,435,000	6,448,330
Herc Holdings, Inc.(b)
06/15/2030	7.000%	1,150,000	1,208,554
06/15/2033	7.250%	525,000	555,487
John Deere Capital Corp.
06/11/2029	4.850%	816,000	840,541
06/10/2030	4.700%	1,810,000	1,860,754
03/07/2031	4.900%	1,490,000	1,542,922
09/08/2031	4.400%	1,023,000	1,035,448
Maxim Crane Works Holdings Capital LLC(b)
09/01/2028	11.500%	975,000	1,036,414
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oregon Tool Lux LP(b)
10/15/2029	7.875%	570,445	181,652
Terex Corp.(b)
10/15/2032	6.250%	1,050,000	1,071,811
United Rentals North America, Inc.
01/15/2030	5.250%	1,750,000	1,773,107
Total			33,242,076
Consumer Cyclical Services 0.2%
Allied Universal Holdco LLC(b)
02/15/2031	7.875%	835,000	880,317
Allied Universal Holdco LLC/Finance Corp.(b)
06/01/2029	6.000%	900,000	883,372
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(b)
06/01/2028	4.625%	1,910,000	1,876,379
06/01/2028	4.625%	990,000	972,740
Arches Buyer, Inc.(b)
06/01/2028	4.250%	745,000	733,926
Block Financial LLC
09/15/2032	5.375%	3,765,000	3,817,480
Brink’s Co. (The)(b)
06/15/2029	6.500%	540,000	557,196
06/15/2032	6.750%	540,000	563,060
eBay, Inc.
03/06/2029	4.250%	3,255,000	3,268,134
Match Group Holdings II LLC(b)
10/01/2031	3.625%	1,155,000	1,057,518
Raven Acquisition Holdings LLC(b)
11/15/2031	6.875%	1,020,000	1,052,291
Service Corp. International
10/15/2032	5.750%	645,000	659,502
Uber Technologies, Inc.(b)
08/15/2029	4.500%	634,000	634,149
Uber Technologies, Inc.
01/15/2030	4.300%	832,000	836,854
09/15/2054	5.350%	2,007,000	1,943,924
VT Topco, Inc.(b)
08/15/2030	8.500%	495,000	515,536
Total			20,252,378
Consumer Products 0.2%
Energizer Holdings, Inc.(b)
03/31/2029	4.375%	1,085,000	1,035,195
09/15/2033	6.000%	1,845,000	1,740,912
Kenvue, Inc.
03/22/2028	5.050%	549,000	561,618
05/22/2032	4.850%	907,000	928,481

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kronos Acquisition Holdings, Inc.(b)
06/30/2032	10.750%	1,400,000	618,120
Newell Brands, Inc.(b)
06/01/2028	8.500%	760,000	792,729
Newell Brands, Inc.
05/15/2030	6.375%	480,000	460,620
05/15/2032	6.625%	585,000	551,516
Perrigo Finance Unlimited Co.
09/30/2032	6.125%	1,025,000	1,002,460
Polaris, Inc.
03/01/2031	5.600%	1,885,000	1,908,806
Procter & Gamble Co. (The)
11/03/2032	4.100%	7,500,000	7,495,172
Spectrum Brands, Inc.(b)
03/15/2031	3.875%	479,000	391,224
SWF Escrow Issuer Corp.(b)
10/01/2029	6.500%	950,000	326,590
Tempur Sealy International, Inc.(b)
04/15/2029	4.000%	500,000	487,668
10/15/2031	3.875%	665,000	623,514
Unilever Capital Corp.
08/12/2034	4.625%	1,297,000	1,313,927
Whirlpool Corp.
06/15/2030	6.125%	270,000	273,491
06/15/2033	6.500%	750,000	745,437
Total			21,257,480
Diversified Manufacturing 0.1%
3M Co.
03/15/2035	5.150%	662,000	684,432
Amsted Industries, Inc.(b)
05/15/2030	4.625%	1,685,000	1,662,101
Carrier Global Corp.
02/15/2030	2.722%	190,000	178,813
03/15/2034	5.900%	201,000	216,990
Emerald Debt Merger Sub LLC(b)
12/15/2030	6.625%	1,710,000	1,772,421
Honeywell International, Inc.
02/01/2032	4.750%	1,448,000	1,482,072
03/01/2035	5.000%	429,000	439,820
Ingersoll Rand, Inc.
08/14/2028	5.400%	456,000	471,747
06/15/2029	5.176%	364,000	377,001
06/15/2034	5.450%	269,000	281,337
Tyco Electronics Group SA
02/01/2030	4.625%	4,870,000	4,972,190
Valmont Industries, Inc.
10/01/2054	5.250%	2,050,000	1,950,011
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Wabtec Corp.(m)
09/15/2028	4.700%		1,128,000	1,141,754
Weir Group, Inc.(b)
05/06/2030	5.350%		2,890,000	2,983,643
Total				18,614,332
Electric 2.3%
AEP Texas Central Co.
02/15/2033	6.650%		1,385,000	1,516,721
AEP Texas, Inc.
05/15/2029	5.450%		1,311,000	1,363,433
AES Corp. (The)
01/15/2026	1.375%		544,000	541,474
06/01/2028	5.450%		819,000	837,356
03/15/2032	5.800%		1,292,000	1,328,112
AES Panama Generation Holdings SRL(b)
05/31/2030	4.375%		940,838	873,731
Alabama Power Co.
11/15/2033	5.850%		360,000	388,628
Alfa Desarrollo SpA(b)
09/27/2051	4.550%		3,741,017	3,058,942
Algonquin Power & Utilities Corp.
06/15/2026	5.365%		743,000	746,569
Alliant Energy Corp.(m)
04/01/2056	5.750%		2,890,000	2,879,890
Alliant Energy Finance LLC(b)
06/06/2027	5.400%		2,755,000	2,791,815
Alpha Generation LLC(b)
10/15/2032	6.750%		665,000	684,243
Ameren Corp.
02/15/2026	3.650%		590,000	589,103
03/15/2028	1.750%		617,000	585,317
01/15/2029	5.000%		2,109,000	2,160,569
American Electric Power Co, Inc.(m)
03/15/2056	5.800%		5,395,000	5,349,760
American Electric Power Co., Inc.(m)
02/15/2062	3.875%		2,855,000	2,776,327
American Transmission Systems, Inc.(b)
01/15/2032	2.650%		2,614,000	2,361,454
Amprion GmbH(b)
09/23/2033	0.625%	EUR	1,200,000	1,121,795
Appalachian Power Co.
04/01/2034	5.650%		6,920,000	7,286,702
Arizona Public Service Co.
12/15/2032	6.350%		2,155,000	2,366,672
08/15/2048	4.200%		111,000	91,223
Avangrid, Inc.
06/01/2029	3.800%		428,000	422,729
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Black Hills Corp.
10/15/2029	3.050%	319,000	303,915
01/31/2031	4.550%	3,646,000	3,655,509
01/15/2035	6.000%	377,000	403,030
Calpine Corp.(b)
02/15/2028	4.500%	2,250,000	2,245,959
03/15/2028	5.125%	575,000	577,144
02/01/2029	4.625%	2,000,000	1,989,585
02/01/2031	5.000%	4,045,000	4,058,444
Capital Power US Holdings, Inc.(b)
06/01/2028	5.257%	1,705,000	1,738,443
CenterPoint Energy Houston Electric LLC
03/01/2034	5.150%	7,000,000	7,239,151
CenterPoint Energy, Inc.
06/01/2029	5.400%	505,000	523,890
CenterPoint Energy, Inc.(m)
05/15/2055	6.700%	4,165,000	4,273,268
04/01/2056	5.950%	2,800,000	2,830,429
Chile Electricity Lux MPC II Sarl(b)
10/20/2035	5.580%	1,050,818	1,081,994
Cleveland Electric Illuminating Co. (The)(b)
04/01/2028	3.500%	3,068,000	3,029,713
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	1,279,000	1,360,318
CMS Energy Corp.
02/15/2027	2.950%	80,000	78,801
CMS Energy Corp.(m)
06/01/2050	4.750%	1,307,000	1,280,498
12/01/2050	3.750%	253,000	232,397
Consolidated Edison Co. of New York, Inc.
03/01/2035	5.300%	89,000	92,423
06/15/2046	3.850%	1,310,000	1,049,841
Dominion Energy, Inc.
08/15/2026	2.850%	750,000	743,105
05/15/2028	4.600%	3,775,000	3,822,917
Dominion Energy, Inc.(m)
02/15/2056	6.000%	4,037,000	4,074,368
02/15/2056	6.200%	3,775,000	3,812,469
DTE Energy Co.
07/01/2027	4.950%	3,225,000	3,265,156
04/01/2030	5.200%	1,161,000	1,201,149
Duke Energy Carolinas LLC
04/15/2031	2.550%	243,000	223,942
Duke Energy Florida LLC
12/01/2030	4.200%	979,000	981,595
12/15/2031	2.400%	814,000	736,415
11/15/2033	5.875%	1,029,000	1,117,193
Duke Energy Indiana LLC
10/01/2049	3.250%	500,000	348,761
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Duke Energy Ohio, Inc.
06/01/2030	2.125%		282,000	259,295
Duke Energy Progress LLC
03/30/2044	4.375%		770,000	671,678
09/15/2047	3.600%		940,000	718,690
Duquesne Light Holdings, Inc.(b)
10/01/2030	2.532%		303,000	274,817
Electricite de France SA(b),(l),(m)
	9.125%		995,000	1,145,927
Electricite de France SA(b)
08/28/2035	5.636%	AUD	1,090,000	702,323
06/17/2044	4.750%	EUR	2,000,000	2,328,240
12/09/2049	2.000%	EUR	1,500,000	1,041,589
Enel Finance International NV(b)
09/30/2030	4.375%		8,250,000	8,235,394
02/20/2043	4.500%	EUR	885,000	1,049,731
Entergy Corp.
06/15/2030	2.800%		229,000	215,090
06/15/2031	2.400%		496,000	446,824
Entergy Corp.(m)
06/15/2056	6.100%		4,315,000	4,337,376
Entergy Louisiana LLC
10/01/2026	2.400%		1,876,000	1,851,654
Entergy Texas, Inc.
03/30/2029	4.000%		239,000	238,707
Eurogrid GmbH(b)
09/05/2031	3.279%	EUR	400,000	466,863
Evergy Kansas Central, Inc.
03/15/2035	5.250%		548,000	562,289
Evergy Metro, Inc.
06/01/2030	2.250%		375,000	346,619
Evergy Missouri West, Inc.(b)
06/01/2034	5.650%		5,200,000	5,423,734
Eversource Energy
08/15/2026	1.400%		586,000	574,190
03/01/2027	2.900%		1,040,000	1,023,269
07/01/2027	4.600%		2,675,000	2,689,999
03/01/2028	5.450%		797,000	816,199
02/01/2029	5.950%		774,000	810,177
03/15/2031	2.550%		2,098,000	1,899,142
05/15/2033	5.125%		365,000	370,751
01/01/2034	5.500%		468,000	483,022
Exelon Corp.
03/15/2028	5.150%		1,283,000	1,311,772
03/15/2029	5.150%		560,000	576,867
04/15/2046	4.450%		575,000	491,530
FirstEnergy Corp.(m)
07/15/2027	3.900%		1,128,000	1,122,306

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstEnergy Transmission LLC(b)
09/15/2028	2.866%	3,224,000	3,115,742
Florida Power & Light Co.
05/15/2030	4.625%	444,000	453,672
06/15/2034	5.300%	632,000	665,106
Georgia Power Co.
05/16/2028	4.650%	447,000	454,074
Gulf Power Co.
10/01/2044	4.550%	1,350,000	1,185,256
IPALCO Enterprises, Inc.
05/01/2030	4.250%	1,043,000	1,024,612
Jersey Central Power & Light Co.(b)
03/01/2032	2.750%	167,000	150,591
Jersey Central Power & Light Co.
06/01/2037	6.150%	1,985,000	2,159,553
Kentucky Utilities Co.
04/15/2033	5.450%	256,000	269,442
Liberty Utilities Co.(b)
01/31/2029	5.577%	996,000	1,030,931
01/31/2034	5.869%	1,126,000	1,182,765
Lightning Power LLC(b)
08/15/2032	7.250%	990,000	1,049,303
Louisville Gas and Electric Co.
04/15/2033	5.450%	256,000	269,351
Metropolitan Edison Co.(b)
01/15/2029	4.300%	1,324,000	1,328,059
Monongahela Power Co.(b)
05/15/2027	3.550%	480,000	476,444
02/15/2034	5.850%	617,000	656,714
Narragansett Electric Co. (The)(b)
04/09/2030	3.395%	2,066,000	1,997,905
National Grid PLC
01/11/2034	5.418%	947,000	987,627
National Rural Utilities Cooperative Finance Corp.
03/15/2030	2.400%	883,000	825,721
06/15/2031	1.650%	593,000	517,408
04/15/2032	2.750%	611,000	553,672
12/15/2032	4.150%	161,000	158,276
01/15/2033	5.800%	104,000	111,978
08/15/2034	5.000%	926,000	948,406
National Rural Utilities Cooperative Finance Corp.(c)
3-month Term SOFR + 3.172% 04/30/2043	7.010%	784,000	780,799
National Rural Utilities Cooperative Finance Corp.(m)
Subordinated
04/20/2046	5.250%	1,312,000	1,307,451
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.
01/15/2027	1.875%	899,000	877,683
09/01/2027	4.685%	3,180,000	3,214,279
03/15/2032	5.300%	916,000	958,599
NextEra Energy Capital Holdings, Inc.(m)
08/15/2055	6.375%	897,000	930,100
08/15/2055	6.500%	939,000	994,057
03/15/2082	3.800%	1,166,000	1,137,345
Niagara Energy SAC(b)
10/03/2034	5.746%	675,000	691,064
Niagara Mohawk Power Corp.(b)
06/27/2030	1.960%	927,000	841,305
01/17/2054	5.664%	136,000	134,904
NorthWestern Corp.(b)
03/21/2030	5.073%	2,338,000	2,406,678
NRG Energy, Inc.(b),(l),(m)
	10.250%	600,000	654,789
NRG Energy, Inc.(b)
12/02/2025	2.000%	560,000	559,786
12/02/2027	2.450%	2,420,000	2,328,558
02/15/2029	3.375%	542,000	518,212
02/15/2032	3.875%	1,125,000	1,052,667
02/01/2033	6.000%	710,000	725,220
NSTAR Electric Co.
03/01/2030	4.850%	1,755,000	1,801,628
08/15/2031	1.950%	324,000	286,859
06/01/2034	5.400%	279,000	290,748
OGE Energy Corp.
05/15/2029	5.450%	329,000	341,810
Pacific Gas and Electric Co.
06/04/2028	5.000%	1,405,000	1,426,761
07/01/2030	4.550%	2,723,000	2,714,028
06/01/2031	3.250%	2,840,000	2,637,078
07/01/2040	4.500%	5,850,000	5,142,103
04/15/2042	4.450%	160,000	134,128
03/15/2045	4.300%	269,000	216,785
07/01/2050	4.950%	545,000	469,845
03/01/2055	6.150%	4,195,000	4,239,566
PacifiCorp
03/15/2051	3.300%	680,000	439,870
PECO Energy Co.
05/15/2052	4.600%	2,500,000	2,184,995
Pennsylvania Electric Co.(b)
03/30/2026	5.150%	688,000	689,876
03/15/2028	3.250%	1,990,000	1,945,561
PG&E Corp.(m)
03/15/2055	7.375%	350,000	362,589
PSEG Power LLC(b)
05/15/2030	5.200%	1,130,000	1,160,511
05/15/2035	5.750%	1,346,000	1,412,634
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Public Service Co. of Colorado
04/01/2053	5.250%	2,815,000	2,656,416
Public Service Co. of New Hampshire
07/01/2028	4.400%	2,665,000	2,695,433
Public Service Co. of Oklahoma
01/15/2035	5.200%	4,035,000	4,102,120
Public Service Electric and Gas Co.
03/01/2034	5.200%	475,000	493,397
Public Service Enterprise Group, Inc.
11/15/2027	5.850%	697,000	719,877
04/01/2029	5.200%	1,156,000	1,191,656
03/15/2030	4.900%	772,000	791,054
08/15/2030	1.600%	305,000	270,228
11/15/2031	2.450%	914,000	818,272
03/15/2035	5.400%	334,000	345,670
RWE Finance US LLC(b)
09/18/2055	5.875%	4,686,000	4,621,278
Southern California Edison Co.
03/01/2028	5.300%	3,740,000	3,813,659
Southern Co. (The)
07/01/2036	4.250%	595,000	560,448
Southern Co. (The)(m)
09/15/2051	3.750%	874,000	861,912
Junior Subordinated
08/01/2027	5.113%	726,000	737,428
Southwestern Electric Power Co.
03/15/2026	1.650%	854,000	847,775
10/01/2026	2.750%	6,450,000	6,379,142
04/01/2033	5.300%	364,000	374,460
Southwestern Public Service Co.
05/15/2035	5.300%	3,099,000	3,184,860
06/01/2054	6.000%	156,000	162,107
Talen Energy Supply LLC(b)
02/01/2036	6.500%	660,000	682,488
Toledo Edison Co. (The)
05/15/2037	6.150%	951,000	1,046,455
Tucson Electric Power Co.
09/15/2034	5.200%	950,000	978,183
06/15/2050	4.000%	2,690,000	2,085,680
Virginia Electric & Power Co.
03/15/2027	3.500%	1,125,000	1,119,034
Virginia Electric and Power Co.
09/15/2055	5.600%	4,975,000	4,948,347
Vistra Corp.(b),(l),(m)
	7.000%	2,150,000	2,177,760
	8.000%	4,650,000	4,751,236
	8.875%	2,675,000	2,972,937
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(b)
02/15/2027	5.625%	2,075,000	2,075,225
07/31/2027	5.000%	2,000,000	2,006,124
05/01/2029	4.375%	1,070,000	1,055,893
Vistra Operations Co., LLC(b)
01/30/2027	3.700%	885,000	878,014
VoltaGrid LLC(b)
11/01/2030	7.375%	2,000,000	1,995,089
WEC Energy Group, Inc.
10/01/2027	5.150%	332,000	338,447
10/15/2027	1.375%	852,000	812,419
12/15/2028	2.200%	512,000	484,784
WEC Energy Group, Inc.(m)
05/15/2056	5.625%	5,400,000	5,484,995
Wisconsin Electric Power Co.
06/15/2028	1.700%	529,000	502,147
Wisconsin Power and Light Co.
03/30/2034	5.375%	4,340,000	4,510,510
Wisconsin Public Service Corp.
12/01/2029	4.550%	1,655,000	1,686,692
Xcel Energy, Inc.
03/21/2028	4.750%	1,165,000	1,181,745
04/15/2035	5.600%	941,000	981,142
Total			292,946,468
Environmental 0.0%
Clean Harbors Inc.(b)
10/15/2033	5.750%	575,000	587,281
GFL Environmental, Inc.(b)
01/15/2031	6.750%	710,000	745,827
Waste Pro USA, Inc.(b)
02/01/2033	7.000%	1,040,000	1,084,347
Total			2,417,455
Finance Companies 0.8%
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2026	2.450%	445,000	438,243
10/29/2028	3.000%	5,655,000	5,475,672
Air Lease Corp.
01/15/2026	2.875%	2,075,000	2,070,145
12/01/2027	3.625%	465,000	458,586
07/15/2031	5.200%	879,000	896,317
Aircastle Ltd.(b)
01/26/2028	2.850%	3,335,000	3,233,597
07/18/2028	6.500%	1,725,000	1,811,020
Apollo Debt Solutions BDC(b)
08/30/2030	5.875%	1,610,000	1,631,851
Ares Capital Corp.
03/08/2032	5.800%	2,830,000	2,861,693

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares Strategic Income Fund
03/15/2028	5.700%	2,810,000	2,845,761
Aviation Capital Group LLC(b)
04/10/2030	5.125%	2,885,000	2,935,412
Avolon Holdings Funding Ltd.(b)
11/18/2027	2.528%	1,003,000	970,303
01/15/2028	4.950%	3,532,000	3,574,287
10/15/2032	4.950%	6,185,000	6,136,545
Bain Capital Specialty Finance, Inc.
10/13/2026	2.550%	1,777,000	1,744,751
03/15/2030	5.950%	1,030,000	1,028,920
Barings BDC, Inc.
09/15/2028	5.200%	3,740,000	3,723,043
Blue Owl Capital Corp II
11/15/2026	8.450%	1,805,000	1,859,512
Blue Owl Credit Income Corp.
06/13/2028	7.950%	1,160,000	1,228,875
09/15/2029	6.600%	1,410,000	1,449,252
Blue Owl Technology Finance Corp. II
04/04/2029	6.750%	3,005,000	3,057,896
Carlyle Secured Lending, Inc.
02/15/2031	5.750%	2,315,000	2,278,386
Fortress Transportation and Infrastructure Investors LLC(b)
06/15/2032	7.000%	1,005,000	1,053,212
Freedom Mortgage Holdings LLC(b)
05/15/2031	9.125%	1,005,000	1,076,521
04/01/2032	8.375%	740,000	777,225
FS KKR Capital Corp.
01/15/2029	7.875%	2,310,000	2,406,880
01/15/2030	6.125%	1,540,000	1,531,197
GATX Corp.
03/15/2027	5.400%	1,715,000	1,739,306
06/30/2030	4.000%	530,000	522,345
06/05/2054	6.050%	247,000	253,344
Golub Capital BDC, Inc.
08/24/2026	2.500%	1,695,000	1,667,140
12/05/2028	7.050%	2,075,000	2,181,833
07/15/2029	6.000%	310,000	315,969
Golub Capital Private Credit Fund(b)
08/15/2028	5.450%	875,000	879,967
Hercules Capital, Inc.
01/20/2027	3.375%	3,675,000	3,615,378
HPS Corporate Lending Fund
01/14/2028	5.450%	2,051,000	2,066,511
HPS Corporate Lending Fund(b)
11/15/2030	5.450%	1,970,000	1,959,062
Macquarie Airfinance Holdings Ltd.(b)
03/27/2028	5.200%	2,790,000	2,838,136
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Main Street Capital Corp.
07/14/2026	3.000%	256,000	252,900
06/04/2027	6.500%	2,330,000	2,380,446
08/15/2028	5.400%	1,500,000	1,503,386
Midcap Financial Issuer Trust(b)
05/01/2028	6.500%	720,000	709,291
Mitsubishi HC Finance America LLC(b)
10/24/2029	5.150%	5,560,000	5,710,152
Morgan Stanley Direct Lending Fund
05/19/2030	6.000%	898,000	918,174
New Mountain Finance Corp.
02/01/2029	6.875%	1,265,000	1,289,665
North Haven Private Income Fund LLC(b)
09/25/2028	5.125%	1,525,000	1,519,160
Oaktree Strategic Credit Fund(b)
07/15/2030	6.190%	448,000	451,499
OneMain Finance Corp.
05/15/2029	6.625%	2,345,000	2,427,409
PennyMac Financial Services, Inc.(b)
02/15/2029	4.250%	1,900,000	1,857,021
09/15/2031	5.750%	1,825,000	1,837,863
Rocket Cos, Inc.(b)
08/01/2029	6.500%	1,315,000	1,365,362
08/01/2030	6.125%	800,000	830,484
08/01/2033	6.375%	1,075,000	1,126,767
Rocket Mortgage LLC/Co-Issuer, Inc.(b)
03/01/2031	3.875%	800,000	757,513
Sixth Street Lending Partners
03/11/2029	6.500%	2,985,000	3,101,134
Total			104,632,319
Food and Beverage 0.6%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	6,328,000	5,955,712
Anheuser-Busch InBev Worldwide, Inc.
04/15/2038	4.375%	505,000	485,993
B&G Foods, Inc.
09/15/2027	5.250%	1,800,000	1,763,487
B&G Foods, Inc.(b)
09/15/2028	8.000%	3,275,000	3,250,691
Bacardi-Martini BV(b)
02/01/2030	5.550%	3,970,000	4,111,297
Bunge Ltd. Finance Corp.
09/17/2029	4.200%	433,000	433,345
Campbell Soup Co.
03/21/2029	5.200%	917,000	943,578
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cargill, Inc.(b)
04/23/2030	2.125%	492,000	452,662
02/02/2031	1.700%	542,000	479,510
02/11/2035	5.125%	447,000	464,676
10/23/2055	5.375%	3,325,000	3,257,799
Coca-Cola Consolidated, Inc.
06/01/2029	5.250%	920,000	953,775
Fiesta Purchaser, Inc.(b)
03/01/2031	7.875%	640,000	672,720
Hershey Co. (The)
02/24/2032	4.950%	2,075,000	2,157,186
JBS SA/Food Co./Finance, Inc.
04/01/2033	5.750%	2,810,000	2,942,362
JBS USA Holding Lux Sarl/Food Co./Sarl
03/15/2034	6.750%	2,364,000	2,623,089
JBS USA Holding Lux Sarl/Foods Group Holdings Inc./Food Co.(b)
03/01/2056	6.250%	6,711,000	6,804,300
JBS USA Lux SA/Food Co./Finance, Inc.
12/01/2031	3.750%	1,500,000	1,425,489
05/15/2032	3.000%	335,000	302,335
12/01/2052	6.500%	1,399,000	1,464,106
Lamb Weston Holdings, Inc.(b)
01/31/2030	4.125%	1,725,000	1,674,302
01/31/2032	4.375%	575,000	550,423
Mars, Inc.(b)
03/01/2032	5.000%	858,000	885,636
03/01/2035	5.200%	1,499,000	1,549,754
05/01/2045	5.650%	649,000	663,940
05/01/2055	5.700%	1,025,000	1,043,498
Minerva Luxembourg SA(b)
09/13/2033	8.875%	1,300,000	1,421,627
PepsiCo, Inc.
07/23/2035	5.000%	3,060,000	3,153,074
Pilgrim’s Pride Corp.
04/15/2031	4.250%	2,000,000	1,944,938
03/01/2032	3.500%	6,479,000	5,987,984
05/15/2034	6.875%	4,250,000	4,716,798
Post Holdings, Inc.(b)
12/15/2029	5.500%	700,000	701,998
04/15/2030	4.625%	1,349,000	1,313,560
09/15/2031	4.500%	895,000	846,145
03/01/2033	6.375%	1,755,000	1,778,910
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(b)
04/30/2029	4.375%	740,000	717,466
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(b)
03/01/2029	4.625%	740,000	712,599
Smithfield Foods, Inc.(b)
02/01/2027	4.250%	2,500,000	2,491,445
10/15/2030	3.000%	2,020,000	1,866,626
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Suntory Holdings, Ltd.(b)
06/11/2029	5.124%		2,100,000	2,160,068
Sysco Corp.
03/23/2035	5.400%		471,000	490,573
Tyson Foods, Inc.
03/15/2029	5.400%		614,000	634,844
US Foods, Inc.(b)
01/15/2032	7.250%		675,000	711,219
Total				78,961,539
Gaming 0.4%
Caesars Entertainment, Inc.(b)
10/15/2029	4.625%		4,975,000	4,713,543
02/15/2030	7.000%		1,100,000	1,138,890
FDJ United(b)
11/21/2033	3.375%	EUR	1,600,000	1,831,195
Flutter Treasury DAC(b)
06/04/2031	6.125%	GBP	925,000	1,228,271
GLP Capital LP/Financing II, Inc.
01/15/2029	5.300%		205,000	209,006
01/15/2030	4.000%		555,000	538,171
01/15/2031	4.000%		510,000	488,927
02/15/2033	5.250%		2,323,000	2,333,091
Great Canadian Gaming Corp./Raptor LLC(b)
11/15/2029	8.750%		116,000	116,831
Jacobs Entertainment, Inc.(b)
02/15/2029	6.750%		750,000	723,021
Las Vegas Sands Corp.
06/15/2028	5.625%		4,705,000	4,811,734
06/14/2030	6.000%		2,970,000	3,116,909
Light & Wonder International, Inc.(b)
10/01/2033	6.250%		885,000	890,433
MGM Resorts International
09/01/2026	4.625%		188,000	187,909
04/15/2027	5.500%		1,500,000	1,510,122
10/15/2028	4.750%		1,575,000	1,569,180
04/15/2032	6.500%		1,620,000	1,663,503
Midwest Gaming Borrower LLC(b)
05/01/2029	4.875%		2,225,000	2,173,999
Ontario Gaming GTA LP(b)
08/01/2030	8.000%		59,000	57,905
Premier Entertainment Sub LLC/Finance Corp.(b)
09/01/2031	5.875%		1,875,000	917,992
Sands China Ltd.
08/08/2028	5.400%		382,000	387,941
Scientific Games Holdings LP/US FinCo, Inc.(b)
03/01/2030	6.625%		1,065,000	943,116

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Station Casinos LLC(b)
03/15/2032	6.625%	1,370,000	1,401,838
VICI Properties LP
04/01/2028	4.750%	2,065,000	2,088,754
VICI Properties LP/Note Co., Inc.(b)
09/01/2026	4.500%	1,915,000	1,916,083
02/01/2027	5.750%	475,000	480,489
02/15/2027	3.750%	2,000,000	1,983,249
02/15/2029	3.875%	410,000	401,840
08/15/2030	4.125%	249,000	241,600
Voyager Parent LLC(b)
07/01/2032	9.250%	2,564,000	2,716,675
Wynn Resorts Finance LLC/Capital Corp.(b)
10/01/2029	5.125%	1,000,000	1,004,919
03/15/2033	6.250%	2,195,000	2,245,799
Total			46,032,935
Health Care 1.3%
AdaptHealth LLC(b)
08/01/2028	6.125%	1,470,000	1,483,356
08/01/2029	4.625%	925,000	892,625
AMN Healthcare, Inc.(b)
04/15/2029	4.000%	3,450,000	3,290,627
Barnabas Health, Inc.
07/01/2028	4.000%	3,200,000	3,198,719
Becton Dickinson and Co.
02/13/2028	4.693%	1,135,000	1,149,348
08/22/2032	4.298%	2,913,000	2,879,983
05/15/2044	4.875%	1,555,000	1,402,519
Cardinal Health, Inc.
11/15/2026	4.700%	1,429,000	1,438,644
11/15/2029	5.000%	5,575,000	5,737,989
02/15/2034	5.450%	210,000	219,411
Cencora, Inc.
02/15/2034	5.125%	768,000	792,717
CHS/Community Health Systems, Inc.(b)
05/15/2030	5.250%	755,000	713,578
Cigna Corp.
03/15/2031	2.375%	4,145,000	3,754,203
08/15/2038	4.800%	236,000	228,233
10/15/2047	3.875%	2,070,000	1,616,827
03/15/2051	3.400%	1,215,000	854,521
Cigna Group (The)
01/15/2036	5.250%	6,953,000	7,127,731
02/15/2054	5.600%	1,908,000	1,881,572
CommonSpirit Health
12/01/2031	5.205%	9,875,000	10,260,109
11/01/2042	4.350%	120,000	104,628
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
02/21/2030	5.125%	509,000	524,063
08/21/2030	1.750%	3,835,000	3,407,992
09/15/2031	2.125%	560,000	492,202
02/21/2033	5.250%	328,000	338,969
07/20/2035	4.875%	720,000	713,013
09/15/2035	5.450%	1,380,000	1,423,335
03/25/2038	4.780%	8,648,000	8,216,146
04/01/2040	4.125%	557,000	480,966
03/25/2048	5.050%	7,042,000	6,320,274
09/15/2055	6.200%	3,588,000	3,719,370
06/01/2063	6.000%	64,000	63,125
09/15/2065	6.250%	123,000	125,855
CVS Health Corp.(m)
03/10/2055	7.000%	5,500,000	5,801,012
DaVita, Inc.(b)
06/01/2030	4.625%	5,320,000	5,162,654
Duke University Health System, Inc.
06/01/2047	3.920%	875,000	719,344
Embecta Corp.(b)
02/15/2030	5.000%	900,000	856,433
Fresenius Medical Care US Finance III, Inc.(b)
12/01/2026	1.875%	2,825,000	2,758,841
HCA, Inc.
06/15/2026	5.250%	1,169,000	1,169,693
02/15/2027	4.500%	1,083,000	1,085,538
12/01/2027	7.050%	10,000	10,503
06/15/2029	4.125%	558,000	556,995
09/01/2030	3.500%	2,261,000	2,176,866
04/01/2031	5.450%	838,000	876,741
07/15/2031	2.375%	1,231,000	1,104,187
06/15/2039	5.125%	706,000	690,501
06/15/2047	5.500%	2,515,000	2,419,415
04/01/2064	6.100%	135,000	136,942
Icon Investments Six DAC
05/08/2029	5.849%	1,474,000	1,539,078
Illumina, Inc.
09/09/2026	4.650%	2,845,000	2,853,860
12/12/2030	4.750%	3,820,000	3,839,279
IQVIA, Inc.
05/15/2028	5.700%	7,875,000	8,122,319
Laboratory Corp. of America Holdings
04/01/2032	4.550%	811,000	812,433
10/01/2034	4.800%	9,590,000	9,545,607
LifePoint Health, Inc.(b)
02/15/2032	8.375%	1,045,000	1,123,079
Mayo Clinic
11/15/2052	4.128%	750,000	618,946
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
McKesson Corp.
09/15/2029	4.250%		732,000	737,082
05/30/2032	4.950%		1,360,000	1,403,436
05/30/2035	5.250%		1,087,000	1,132,134
ModivCare, Inc.(b),(o),(p)
10/01/2029	5.000%		3,187,800	31,878
Molnlycke Holding AB(b)
06/11/2034	4.250%	EUR	350,000	418,159
Mozart Debt Merger Sub, Inc.(b)
04/01/2029	3.875%		4,220,000	4,103,882
10/01/2029	5.250%		1,875,000	1,878,925
New York and Presbyterian Hospital (The)
08/01/2119	3.954%		305,000	215,130
NYU Langone Hospitals
07/01/2043	5.750%		705,000	735,400
Quest Diagnostics, Inc.
12/15/2029	4.625%		1,327,000	1,351,413
06/30/2030	2.950%		249,000	236,053
06/30/2031	2.800%		263,000	243,174
11/30/2033	6.400%		474,000	527,905
12/15/2034	5.000%		609,000	620,482
Sartorius Finance BV(b)
09/14/2032	4.500%	EUR	300,000	365,920
09/14/2035	4.875%	EUR	1,100,000	1,357,919
Select Medical Corp.(b)
12/01/2032	6.250%		735,000	729,557
Solventum Corp.
03/01/2029	5.400%		4,012,000	4,149,099
03/13/2031	5.450%		865,000	904,138
03/23/2034	5.600%		582,000	608,227
Sotera Health Holdings LLC(b)
06/01/2031	7.375%		970,000	1,023,570
Stryker Corp.
02/10/2030	4.850%		1,152,000	1,185,097
Tenet Healthcare Corp.
11/01/2027	5.125%		1,450,000	1,454,661
06/01/2029	4.250%		425,000	416,859
01/15/2030	4.375%		4,100,000	4,017,345
Tenet Healthcare Corp.(b)
11/15/2033	6.000%		995,000	1,027,542
Texas Health Resources
11/15/2055	4.330%		700,000	604,013
Thermo Fisher Scientific, Inc.
08/10/2030	4.977%		1,117,000	1,158,712
Universal Health Services, Inc.
09/01/2026	1.650%		2,485,000	2,434,439
10/15/2029	4.625%		2,527,000	2,541,966
10/15/2030	2.650%		2,485,000	2,268,346
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zimmer Biomet Holdings, Inc.
03/20/2030	3.550%	536,000	518,890
Total			169,234,269
Healthcare Insurance 0.4%
Aetna, Inc.
06/15/2036	6.625%	324,000	357,612
Centene Corp.
12/15/2027	4.250%	4,010,000	3,961,144
12/15/2029	4.625%	558,000	540,013
10/15/2030	3.000%	2,802,000	2,498,051
Elevance Health, Inc.
09/15/2028	4.000%	6,235,000	6,222,372
11/01/2031	4.950%	1,156,000	1,184,564
09/15/2032	4.600%	906,000	906,639
02/15/2035	5.200%	2,103,000	2,156,321
01/15/2036	5.000%	5,615,000	5,622,583
Health Care Service Corp.(b)
06/15/2029	5.200%	1,311,000	1,350,538
Humana, Inc.
04/15/2031	5.375%	875,000	905,034
05/01/2035	5.550%	1,775,000	1,820,753
Molina Healthcare, Inc.(b)
02/15/2031	6.500%	1,135,000	1,159,343
01/15/2033	6.250%	320,000	320,774
UnitedHealth Group, Inc.
01/15/2032	4.950%	1,412,000	1,453,792
04/15/2034	5.000%	4,450,000	4,553,473
07/15/2034	5.150%	499,000	515,500
08/15/2039	3.500%	320,000	270,083
05/15/2040	2.750%	126,000	95,566
08/15/2049	3.700%	10,370,000	7,831,177
05/15/2051	3.250%	3,750,000	2,581,794
04/15/2053	5.050%	1,520,000	1,400,017
04/15/2063	5.200%	2,300,000	2,105,586
04/15/2064	5.500%	173,000	166,315
07/15/2064	5.750%	859,000	860,583
Total			50,839,627
Healthcare REIT 0.1%
Diversified Healthcare Trust
03/01/2031	4.375%	1,500,000	1,320,670
Healthcare Realty Holdings LP
01/15/2028	3.625%	435,000	428,891
03/15/2031	2.050%	400,000	348,242
Healthcare Trust of America Holdings LP
02/15/2030	3.100%	761,000	721,210
Omega Healthcare Investors, Inc.
07/01/2030	5.200%	5,115,000	5,214,913
Physicians Realty LP
11/01/2031	2.625%	1,100,000	989,566

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sabra Health Care LP
12/01/2031	3.200%	397,000	363,186
Senior Housing Properties Trust
02/15/2028	4.750%	25,000	23,993
Welltower, Inc.
01/15/2031	2.750%	6,320,000	5,894,074
06/01/2031	2.800%	2,160,000	2,006,107
Total			17,310,852
Home Construction 0.1%
Ashton Woods USA LLC/Finance Co.(b)
01/15/2028	6.625%	1,700,000	1,702,952
Brookfield Residential Properties, Inc./US Corp.(b)
09/15/2027	6.250%	1,560,000	1,560,987
02/15/2030	4.875%	2,575,000	2,399,691
KB Home
06/15/2031	4.000%	1,075,000	1,017,893
M/I Homes, Inc.
02/01/2028	4.950%	650,000	647,557
Mattamy Group Corp.(b)
03/01/2030	4.625%	4,500,000	4,363,663
MDC Holdings, Inc.
08/06/2061	3.966%	3,120,000	2,137,304
Meritage Homes Corp.
06/06/2027	5.125%	2,000,000	2,012,837
Taylor Morrison Communities, Inc.(b)
01/15/2028	5.750%	1,050,000	1,072,918
08/01/2030	5.125%	989,000	993,703
11/15/2032	5.750%	265,000	273,220
Total			18,182,725
Independent Energy 0.6%
Aker BP ASA(b)
01/15/2030	3.750%	4,800,000	4,648,560
01/15/2031	4.000%	6,640,000	6,416,466
06/13/2033	6.000%	1,250,000	1,313,676
10/01/2034	5.125%	718,000	709,553
Antero Resources Corp.(b)
03/01/2030	5.375%	1,500,000	1,514,330
APA Corp.
02/15/2055	6.750%	5,818,000	5,872,887
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
11/01/2027	9.000%	150,000	173,856
10/15/2032	6.625%	340,000	347,286
07/15/2033	6.625%	490,000	500,145
Baytex Energy Corp.(b)
04/30/2030	8.500%	1,005,000	1,060,193
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canadian Natural Resources Ltd.
06/30/2033	6.450%	730,000	796,703
12/15/2034	5.400%	765,000	783,769
02/15/2037	6.500%	1,368,000	1,494,210
Civitas Resources, Inc.(b)
10/15/2026	5.000%	375,000	374,387
07/01/2028	8.375%	300,000	310,003
11/01/2030	8.625%	825,000	864,319
07/01/2031	8.750%	550,000	573,190
Comstock Resources, Inc.(b)
03/01/2029	6.750%	1,000,000	1,002,140
Crescent Energy Finance LLC(b)
04/01/2032	7.625%	1,025,000	998,105
Devon Energy Corp.
09/15/2034	5.200%	1,128,000	1,132,833
05/15/2042	4.750%	1,950,000	1,701,552
Diamondback Energy, Inc.
12/01/2026	3.250%	1,905,000	1,889,558
03/24/2031	3.125%	1,675,000	1,566,103
03/15/2033	6.250%	1,395,000	1,510,668
04/18/2034	5.400%	765,000	786,410
03/15/2052	4.250%	330,000	261,678
04/18/2064	5.900%	279,000	268,770
EOG Resources, Inc.
07/15/2032	5.000%	1,823,000	1,872,147
01/15/2036	5.350%	916,000	949,964
Hess Corp.
04/01/2027	4.300%	1,481,000	1,486,347
Hilcorp Energy I LP/Finance Co.(b)
04/15/2030	6.000%	1,135,000	1,097,789
04/15/2032	6.250%	2,350,000	2,208,301
11/01/2033	8.375%	995,000	1,020,452
Lundin Energy Finance BV(b)
07/15/2031	3.100%	1,575,000	1,445,863
Occidental Petroleum Corp.
07/15/2027	8.500%	166,000	173,966
01/01/2031	6.125%	1,301,000	1,376,375
01/01/2032	5.375%	560,000	573,291
03/15/2040	6.200%	663,000	678,432
03/15/2046	6.600%	180,000	187,500
10/01/2054	6.050%	330,000	320,735
Ovintiv, Inc.
05/15/2028	5.650%	5,424,000	5,587,775
Permian Resources Operating LLC(b)
04/15/2027	8.000%	1,600,000	1,620,382
02/01/2033	6.250%	1,025,000	1,049,808
Santos Finance Ltd.(b)
09/19/2033	6.875%	1,340,000	1,469,699
11/13/2035	5.750%	1,970,000	1,975,505
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southwestern Energy Co.
02/01/2029	5.375%	1,675,000	1,678,696
02/01/2032	4.750%	1,550,000	1,533,160
Var Energi ASA(b)
05/18/2027	5.000%	4,995,000	5,042,393
01/15/2028	7.500%	3,580,000	3,790,897
Viper Energy Partners LLC
08/01/2035	5.700%	1,441,000	1,473,145
Woodside Finance Ltd.
05/19/2030	5.400%	1,297,000	1,337,328
05/19/2032	5.700%	1,211,000	1,262,472
05/19/2035	6.000%	1,360,000	1,425,766
Total			81,509,538
Integrated Energy 0.1%
BP Capital Markets America, Inc.
09/11/2033	4.893%	315,000	322,452
04/10/2034	4.989%	185,000	189,963
11/17/2034	5.227%	951,000	989,636
BP Capital Markets PLC(l),(m)
	4.875%	541,000	539,030
	6.125%	843,000	868,320
	6.450%	696,000	737,536
Cenovus Energy, Inc.
06/15/2047	5.400%	123,000	113,773
02/15/2052	3.750%	3,750,000	2,663,985
Chevron USA, Inc.
04/15/2030	4.687%	3,875,000	3,975,769
Exxon Mobil Corp.
03/01/2046	4.114%	2,755,000	2,347,465
ORLEN SA(b)
01/30/2035	6.000%	400,000	422,642
Shell Finance US, Inc.
11/06/2030	4.125%	3,411,000	3,427,579
Total			16,598,150
Leisure 0.1%
Carnival Corp.(b)
08/01/2028	4.000%	1,250,000	1,228,745
05/01/2029	5.125%	990,000	997,940
03/15/2030	5.750%	25,000	25,683
Cinemark USA, Inc.(b)
08/01/2032	7.000%	995,000	1,038,092
Lindblad Expeditions LLC(b)
02/15/2027	6.750%	2,750,000	2,763,198
NCL Corp., Ltd.(b)
02/15/2029	7.750%	950,000	1,007,946
03/01/2030	6.250%	100,000	101,051
02/01/2032	6.750%	1,550,000	1,574,261
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCL Finance Ltd.(b)
03/15/2028	6.125%	875,000	894,324
Royal Caribbean Cruises Ltd.(b)
04/01/2028	5.500%	325,000	330,827
03/15/2032	6.250%	1,690,000	1,747,904
VOC Escrow Ltd.(b)
02/15/2028	5.000%	1,725,000	1,724,372
Total			13,434,343
Life Insurance 1.3%
American National Global Funding(b)
01/28/2030	5.550%	3,030,000	3,128,721
06/03/2030	5.250%	2,205,000	2,246,606
American National Group, Inc.
07/15/2035	6.000%	2,890,000	2,924,629
Athene Global Funding(b)
02/23/2026	5.684%	2,966,000	2,974,486
06/29/2026	1.608%	1,780,000	1,753,099
03/08/2027	3.205%	1,430,000	1,406,759
05/09/2028	4.830%	3,029,000	3,056,560
01/07/2029	2.717%	320,000	303,145
01/07/2030	5.380%	2,675,000	2,734,657
11/13/2031	5.322%	2,278,000	2,313,731
08/22/2035	5.543%	1,909,000	1,921,090
Belrose Funding Trust II(b)
05/15/2055	6.792%	1,290,000	1,345,907
Brighthouse Financial Global Funding(b)
04/09/2027	5.550%	5,235,000	5,313,651
CNO Global Funding(b)
06/04/2027	5.875%	1,487,000	1,523,203
09/08/2028	4.375%	4,350,000	4,364,412
Corebridge Financial, Inc.
04/05/2032	3.900%	550,000	522,581
09/15/2033	6.050%	932,000	992,067
01/15/2034	5.750%	503,000	525,257
Corebridge Global Funding(b)
06/24/2029	5.200%	3,815,000	3,926,901
Equitable America Global Funding(b)
09/15/2032	4.700%	278,000	276,753
Equitable Financial Life Global Funding(b)
03/27/2030	5.000%	1,870,000	1,917,223
Equitable Holdings, Inc.(b)
02/15/2029	4.572%	1,287,000	1,295,130
F&G Global Funding(b)
06/10/2027	5.875%	1,377,000	1,406,563
09/08/2028	4.650%	1,925,000	1,930,405
Fortitude Global Funding(b)
10/06/2028	4.625%	2,885,000	2,889,630

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GA Global Funding Trust(b)
01/06/2027	2.250%	2,390,000	2,340,260
04/01/2032	5.500%	4,240,000	4,337,129
Jackson National Life Global Funding(b)
04/12/2028	5.250%	1,200,000	1,227,330
06/05/2028	4.700%	5,275,000	5,328,531
09/09/2030	4.550%	3,085,000	3,086,858
Lincoln Financial Global Funding(b)
05/28/2028	4.625%	3,705,000	3,741,863
Lincoln National Corp.
01/15/2031	3.400%	6,000,000	5,688,350
06/15/2040	7.000%	930,000	1,053,827
MassMutual Global Funding II(b)
01/10/2030	4.950%	5,170,000	5,308,667
Mutual of Omaha Cos Global Funding(b)
04/01/2030	5.000%	1,190,000	1,219,527
New York Life Global Funding(b)
07/25/2028	4.150%	1,530,000	1,536,725
06/06/2029	5.000%	5,005,000	5,150,273
NLG Global Funding(b)
01/23/2030	5.400%	1,270,000	1,313,117
09/15/2030	4.350%	5,720,000	5,672,154
Northwestern Mutual Global Funding(b)
06/01/2028	1.700%	985,000	933,522
06/12/2028	4.900%	5,365,000	5,490,317
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
05/29/2055	6.170%	698,000	752,289
Pacific Life Global Funding II(b)
02/10/2030	4.850%	5,280,000	5,412,986
Pricoa Global Funding I(b)
08/26/2032	4.750%	4,525,000	4,562,119
Principal Life Global Funding II(b)
08/19/2027	4.600%	2,445,000	2,465,271
Protective Life Corp.(b)
01/15/2031	4.700%	2,770,000	2,783,212
RGA Global Funding(b)
05/24/2029	5.448%	253,000	262,701
11/25/2030	4.600%	4,396,000	4,406,322
08/25/2032	5.000%	7,065,000	7,111,758
Sammons Financial Group Global Funding(b)
06/12/2030	4.950%	6,300,000	6,401,383
SBL Holdings, Inc.(b)
09/26/2028	5.900%	2,752,000	2,728,129
10/30/2034	7.200%	4,095,000	3,970,424
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	2,040,000	1,881,640
05/15/2047	4.270%	4,785,000	4,001,464
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Voya Global Funding(b)
11/24/2030	4.600%	1,405,000	1,416,238
Western-Southern Global Funding(b)
07/16/2028	4.500%	5,515,000	5,560,073
Wynnton Funding Trust(b)
08/15/2035	5.251%	1,655,000	1,676,391
Wynnton Funding Trust II(b)
08/15/2055	5.991%	2,834,000	2,876,800
Total			164,690,816
Lodging 0.1%
Hyatt Hotels Corp.
06/30/2029	5.250%	3,962,000	4,076,157
12/15/2035	5.400%	669,000	675,540
Marriott International, Inc.
03/15/2030	4.800%	843,000	861,750
10/15/2031	4.500%	1,811,000	1,818,159
10/15/2032	3.500%	3,400,000	3,182,433
03/15/2035	5.350%	627,000	648,375
10/15/2035	5.250%	1,622,000	1,653,714
Total			12,916,128
Media and Entertainment 0.5%
AppLovin Corp.
12/01/2029	5.125%	1,718,000	1,758,061
12/01/2031	5.375%	1,399,000	1,454,428
Beignet Investor LLC(b)
05/30/2049	6.581%	16,003,000	17,229,743
Getty Images, Inc.(b)
11/15/2030	10.500%	580,000	591,560
Gray Media, Inc.(b)
08/15/2033	7.250%	985,000	990,794
Meta Platforms, Inc.
11/15/2030	4.200%	1,000,000	1,007,042
11/15/2032	4.600%	1,058,000	1,073,958
08/15/2034	4.750%	1,766,000	1,796,227
11/15/2035	4.875%	3,283,000	3,318,854
11/15/2045	5.500%	1,835,000	1,833,472
05/15/2053	5.600%	3,365,000	3,347,982
08/15/2054	5.400%	1,366,000	1,321,630
11/15/2055	5.625%	10,855,000	10,819,023
08/15/2064	5.550%	1,424,000	1,376,128
11/15/2065	5.750%	1,105,000	1,098,643
Midas OpCo Holdings LLC(b)
08/15/2029	5.625%	705,000	684,674
Netflix, Inc.
11/15/2028	5.875%	1,062,000	1,120,109
Outfront Media Capital LLC/Corp.(b)
03/15/2030	4.625%	745,000	723,668
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Playtika Holding Corp.(b)
03/15/2029	4.250%	745,000	673,730
Scripps Escrow II, Inc.(b)
01/15/2029	3.875%	199,000	185,535
Sinclair Television Group, Inc.(b)
02/15/2033	8.125%	140,000	145,787
Snap, Inc.(b)
03/01/2033	6.875%	841,000	866,331
03/15/2034	6.875%	1,105,000	1,132,442
Take-Two Interactive Software, Inc.
03/28/2028	4.950%	3,645,000	3,713,079
06/12/2029	5.400%	656,000	680,031
WarnerMedia Holdings, Inc.
03/15/2042	5.050%	843,000	673,736
03/15/2052	5.141%	218,000	163,564
Total			59,780,231
Metals and Mining 0.3%
Anglo American Capital PLC(b)
05/02/2033	5.500%	431,000	447,991
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	1,800,000	1,724,466
Arsenal AIC Parent LLC(b)
10/01/2031	11.500%	1,730,000	1,902,932
BHP Billiton Finance USA Ltd.
09/08/2030	5.250%	762,000	795,724
02/21/2032	5.125%	1,123,000	1,165,360
Capstone Copper Corp.(b)
03/31/2033	6.750%	1,220,000	1,266,931
Champion Iron Canada, Inc.(b)
07/15/2032	7.875%	1,670,000	1,760,878
Cleveland-Cliffs, Inc.(b)
11/01/2029	6.875%	820,000	845,234
05/01/2033	7.375%	520,000	538,928
01/15/2034	7.625%	1,385,000	1,436,300
Commercial Metals Co.(b)
12/15/2035	6.000%	800,000	814,545
Coronado Finance Pty Ltd.(b)
10/01/2029	9.250%	1,425,000	1,313,938
First Quantum Minerals Ltd.(b)
03/01/2029	9.375%	1,730,000	1,830,491
03/01/2033	8.000%	1,125,000	1,185,480
02/15/2034	7.250%	875,000	901,825
Glencore Funding LLC(b)
04/01/2030	5.186%	2,350,000	2,420,239
Hecla Mining Co.
02/15/2028	7.250%	374,000	375,727
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinross Gold Corp.
07/15/2027	4.500%	1,239,000	1,246,504
Mineral Resources Ltd.(b)
10/01/2028	9.250%	1,000,000	1,048,345
04/01/2031	7.000%	530,000	551,129
Novelis Corp.(b)
01/30/2030	4.750%	1,070,000	1,031,259
08/15/2033	6.375%	535,000	539,852
Novelis, Inc.(b)
01/30/2030	6.875%	1,425,000	1,476,814
Nucor Corp.
05/01/2028	3.950%	1,167,000	1,167,865
06/01/2035	5.100%	1,405,000	1,440,402
Rio Tinto Finance USA PLC
03/14/2032	5.000%	1,090,000	1,126,620
Steel Dynamics, Inc.
10/15/2027	1.650%	582,000	556,836
01/15/2031	3.250%	1,510,000	1,437,376
Total			32,349,991
Midstream 0.9%
AmeriGas Partners LP/Finance Corp.(b)
06/01/2028	9.375%	633,000	657,413
06/01/2030	9.500%	629,000	666,405
Antero Midstream Partners LP/Finance Corp.(b)
02/01/2032	6.625%	1,340,000	1,389,932
Boardwalk Pipelines LP
02/15/2036	5.375%	3,430,000	3,450,816
Cheniere Energy Partners LP
10/01/2029	4.500%	517,000	517,080
Columbia Pipelines Holding Co. LLC(b)
08/15/2028	6.042%	2,940,000	3,062,170
10/01/2031	5.097%	671,000	684,251
Columbia Pipelines Operating Co. LLC(b)
11/15/2033	6.036%	9,090,000	9,753,273
Crestwood Midstream Partners LP/Finance Corp.(b)
05/01/2027	5.625%	1,070,000	1,070,843
Delek Logistics Partners LP/Finance Corp.(b)
03/15/2029	8.625%	980,000	1,027,597
Enbridge, Inc.(m)
07/15/2080	5.750%	795,000	802,174
01/15/2084	8.500%	3,925,000	4,502,428
Energy Transfer LP
04/01/2030	5.200%	802,000	829,862
09/01/2054	6.050%	304,000	297,329
Energy Transfer Operating LP
05/15/2030	3.750%	950,000	926,744

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer Partners LP
03/15/2035	4.900%	71,000	69,704
06/15/2038	5.800%	336,000	344,665
03/15/2045	5.150%	1,625,000	1,452,247
Enterprise Products Operating LLC
02/15/2035	4.950%	520,000	529,190
05/15/2046	4.900%	1,400,000	1,289,502
Enterprise Products Operating LLC(c)
3-month Term SOFR + 3.248% 08/16/2077	7.099%	252,000	251,571
Ferrellgas LP/Finance Corp.(b)
04/01/2029	5.875%	2,310,000	2,207,146
01/15/2031	9.250%	1,220,000	1,233,502
Galaxy Pipeline Assets Bidco Ltd.(b)
03/31/2034	2.160%	597,807	540,002
Howard Midstream Energy Partners LLC(b)
07/15/2032	7.375%	970,000	1,024,094
Kinder Morgan Energy Partners LP
03/15/2032	7.750%	635,000	739,942
09/01/2039	6.500%	1,000,000	1,094,678
03/01/2043	5.000%	151,000	139,127
Kinder Morgan, Inc.
12/01/2034	5.300%	1,380,000	1,415,337
MPLX LP
03/01/2026	1.750%	260,000	258,341
08/15/2030	2.650%	1,303,000	1,206,751
02/15/2031	4.800%	426,000	431,311
01/15/2033	5.000%	907,000	915,162
06/01/2034	5.500%	304,000	312,100
03/01/2047	5.200%	1,500,000	1,349,240
NGPL PipeCo LLC(b)
08/15/2027	4.875%	412,000	413,068
Northriver Midstream Finance LP(b)
07/15/2032	6.750%	1,035,000	1,055,381
ONEOK Partners LP
09/15/2043	6.200%	205,000	210,383
ONEOK, Inc.(b)
09/01/2030	6.500%	1,050,000	1,126,061
ONEOK, Inc.
09/01/2033	6.050%	1,420,000	1,515,432
11/01/2034	5.050%	2,590,000	2,576,219
09/15/2046	4.250%	320,000	255,022
10/15/2055	6.250%	4,122,000	4,190,852
Plains All American Pipeline LP/Finance Corp.
06/01/2042	5.150%	2,185,000	1,999,453
Plains All American Pipeline LP/PAA Finance Corp.
01/15/2036	5.600%	2,385,000	2,422,910
Rockies Express Pipeline LLC(b)
03/15/2033	6.750%	670,000	702,834
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	1,924,000	1,935,405
03/15/2028	4.200%	80,000	80,140
Southern Natural Gas Co. LLC
02/15/2031	7.350%	2,910,000	3,246,131
Summit Midstream Holdings LLC(b)
10/31/2029	8.625%	925,000	954,570
Sunoco Logistics Partners Operations LP
04/01/2044	5.300%	352,000	321,548
Sunoco LP(b),(l),(m)
	7.875%	2,480,000	2,528,188
Sunoco LP(b)
07/01/2033	6.250%	1,230,000	1,263,505
Tallgrass Energy Partners LP/Finance Corp.(b)
01/15/2028	5.500%	142,000	141,926
Targa Resources Corp.
03/30/2034	6.500%	3,755,000	4,127,012
02/15/2035	5.500%	933,000	957,516
07/30/2036	5.400%	1,269,000	1,280,011
07/01/2052	6.250%	147,000	150,228
05/15/2055	6.125%	5,510,000	5,543,142
Targa Resources Partners LP/Finance Corp.
02/01/2031	4.875%	535,000	537,735
TransCanada PipeLines Ltd.
03/15/2036	5.850%	185,000	194,623
TransCanada PipeLines Ltd.(m)
06/01/2065	7.000%	1,263,000	1,293,430
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%	423,000	405,202
03/15/2048	4.600%	4,875,000	4,263,239
Venture Global Calcasieu Pass LLC(b)
08/15/2029	3.875%	750,000	704,994
01/15/2030	6.250%	2,400,000	2,424,637
08/15/2031	4.125%	1,000,000	917,589
Venture Global LNG, Inc.(b),(l),(m)
	9.000%	7,041,000	5,984,295
Venture Global LNG, Inc.(b)
06/01/2031	8.375%	2,205,000	2,210,660
02/01/2032	9.875%	1,389,000	1,445,975
Venture Global Plaquemines LNG LLC(b)
01/15/2034	6.500%	405,000	419,087
01/15/2036	6.750%	865,000	907,115
Western Gas Partners LP
03/01/2048	5.300%	572,000	497,398
Western Midstream Operating LP
11/15/2034	5.450%	1,177,000	1,187,868
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
03/15/2029	4.900%		302,000	308,439
03/15/2032	8.750%		3,486,000	4,242,349
Williams Companies., Inc. (The)
03/02/2026	5.400%		3,250,000	3,260,300
Williams Partners LP
03/04/2044	5.400%		74,000	72,051
Total				116,715,852
Natural Gas 0.2%
Boston Gas Co.(b)
08/01/2027	3.150%		1,472,000	1,449,759
01/10/2035	5.843%		637,000	677,094
Brooklyn Union Gas Co. (The)(b)
07/18/2054	6.415%		1,860,000	1,966,320
KeySpan Corp.
11/15/2030	8.000%		670,000	768,339
KeySpan Gas East Corp.(b)
03/06/2033	5.994%		4,625,000	4,911,723
National Gas Transmission PLC(b)
04/05/2030	4.250%	EUR	2,745,000	3,330,637
NiSource, Inc.
02/15/2031	1.700%		605,000	530,198
06/30/2033	5.400%		930,000	966,751
04/01/2055	5.850%		1,080,000	1,095,978
ONE Gas, Inc.
04/01/2029	5.100%		423,000	436,423
Piedmont Natural Gas Co., Inc.
02/15/2035	5.100%		3,400,000	3,479,068
Sempra(m)
10/01/2054	6.400%		1,213,000	1,233,367
South Jersey Industries, Inc.
Junior Subordinated
04/15/2031	5.020%		1,422,000	1,230,876
Southern Co. Gas Capital Corp.
09/15/2032	5.150%		5,715,000	5,894,891
Total				27,971,424
Office REIT 0.0%
COPT Defense Properties LP
10/15/2030	4.500%		738,000	735,145
Hudson Pacific Properties LP
11/01/2027	3.950%		3,463,000	3,306,649
02/15/2028	5.950%		55,000	53,669
01/15/2030	3.250%		590,000	497,270
Piedmont Operating Partnership LP
04/01/2032	2.750%		2,050,000	1,756,419
Total				6,349,152
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Oil Field Services 0.0%
Helmerich & Payne, Inc.
12/01/2034	5.500%		2,845,000	2,835,466
Schlumberger Holdings Corp.(b)
11/15/2029	5.000%		837,000	862,904
06/26/2030	2.650%		564,000	529,752
Transocean, Inc.(b)
05/15/2029	8.250%		645,000	655,938
02/15/2030	8.750%		266,250	277,658
Total				5,161,718
Other Financial Institutions 0.2%
Atlas Warehouse Lending Co. LP(b)
01/15/2028	6.050%		2,244,000	2,317,394
01/15/2030	6.250%		2,220,000	2,339,244
Atlas Warehouse Lending Co., LP(b)
11/15/2028	4.625%		1,565,000	1,569,805
11/15/2030	4.950%		2,805,000	2,824,992
Greystone Commercial Capital Trust(b),(c),(j),(k)
1-month USD LIBOR + 2.270% 08/31/2028	7.713%		9,190,225	8,179,300
Howard Hughes Corp. (The)(b)
08/01/2028	5.375%		3,000,000	3,003,603
02/01/2031	4.375%		750,000	717,131
Icahn Enterprises LP/Finance Corp.
01/15/2029	9.750%		1,253,000	1,262,954
06/15/2030	9.000%		1,649,000	1,592,487
Icahn Enterprises LP/Finance Corp.(b)
11/15/2029	10.000%		340,000	342,327
Lseg US Fin Corp.(b)
03/28/2027	4.875%		1,152,000	1,164,290
03/28/2034	5.297%		1,058,000	1,101,123
Vonovia SE(b)
09/01/2032	0.750%	EUR	2,600,000	2,522,342
Total				28,936,992
Other Industry 0.2%
Arcosa, Inc.(b)
08/15/2032	6.875%		1,005,000	1,057,203
Booz Allen Hamilton, Inc.(b)
09/01/2028	3.875%		3,023,000	2,973,823
Grand Canyon University
10/01/2028	5.125%		530,000	526,226
Massachusetts Institute of Technology
07/01/2114	4.678%		758,000	650,039
07/01/2116	3.885%		1,850,000	1,331,340
Mitsubishi Corp.(b)
07/02/2029	5.000%		2,655,000	2,734,052

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Northwestern University
12/01/2057	3.662%		1,350,000	1,000,500
President and Fellows of Harvard College
07/15/2046	3.150%		3,031,000	2,264,712
07/15/2056	3.300%		2,230,000	1,576,474
TopBuild Corp.(b)
03/15/2029	3.625%		1,000,000	965,733
Trustees of the University of Pennsylvania (The)
09/01/2112	4.674%		1,620,000	1,368,658
University of Southern California
10/01/2039	3.028%		3,425,000	2,873,843
Williams Scotsman, Inc.(b)
06/15/2029	6.625%		2,360,000	2,433,740
Total				21,756,343
Other REIT 0.3%
American Assets Trust LP
02/01/2031	3.375%		3,115,000	2,853,597
CubeSmart LP
12/15/2028	2.250%		658,000	622,986
Digital Dutch Finco BV(b)
01/15/2032	1.000%	EUR	980,000	977,489
03/15/2035	3.875%	EUR	370,000	423,964
EPR Properties
11/15/2030	4.750%		5,520,000	5,502,548
Extra Space Storage LP
04/01/2028	5.700%		1,245,000	1,286,700
04/01/2029	3.900%		1,392,000	1,376,063
06/15/2029	4.000%		393,000	390,529
10/15/2030	2.200%		2,263,000	2,045,636
10/15/2031	2.400%		330,000	293,108
01/15/2035	5.350%		523,000	536,588
First Industrial LP
01/15/2031	5.250%		1,807,000	1,855,802
Host Hotels & Resorts LP
12/15/2028	4.250%		1,145,000	1,143,822
06/15/2032	5.700%		2,608,000	2,719,017
04/15/2035	5.500%		760,000	772,380
Ladder Capital Finance Holdings LLLP/Corp.(b)
06/15/2029	4.750%		996,000	981,501
Lexington Realty Trust
10/01/2031	2.375%		3,805,000	3,327,704
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(b)
02/01/2030	7.000%		990,000	1,010,446
Prologis Euro Finance LLC
05/23/2033	4.625%	EUR	670,000	836,418
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Prologis Targeted US Logistics Fund LP(b)
04/01/2029	5.250%		1,579,000	1,630,809
01/15/2031	4.250%		1,685,000	1,677,808
04/01/2034	5.500%		330,000	345,191
Rexford Industrial Realty LP
09/01/2031	2.150%		2,402,000	2,111,517
Starwood Property Trust, Inc.(b)
10/15/2028	5.250%		835,000	841,182
07/01/2030	6.500%		770,000	805,131
10/15/2030	6.500%		1,000,000	1,044,345
WP Carey, Inc.
07/23/2032	4.250%	EUR	500,000	598,369
04/01/2033	2.250%		4,080,000	3,448,534
Total				41,459,184
Other Utility 0.1%
Essential Utilities, Inc.
08/15/2027	4.800%		2,720,000	2,748,230
04/15/2030	2.704%		1,270,000	1,191,509
01/15/2034	5.375%		378,000	392,553
Suez SACA(b)
05/24/2034	2.875%	EUR	2,500,000	2,704,898
United Utilities Water Finance PLC(b)
05/23/2034	3.750%	EUR	1,540,000	1,795,455
Yorkshire Water Finance PLC(b)
11/18/2034	6.375%	GBP	2,100,000	2,883,321
Total				11,715,966
Packaging 0.2%
Amcor Flexibles North America, Inc.
03/17/2028	4.800%		2,385,000	2,417,860
03/17/2035	5.500%		2,235,000	2,317,596
Amcor Group Finance PLC
05/23/2029	5.450%		4,614,000	4,777,234
Amcor UK Finance PLC
02/20/2033	3.750%	EUR	1,050,000	1,215,003
Ardagh Group SA(b)
12/01/2030	9.500%		483,000	518,352
Ardagh Group SA(b),(o)
12/01/2030	12.000%		500,000	447,193
Ball Corp.
08/15/2030	2.875%		1,000,000	922,874
Berry Global Escrow Corp.(b)
07/15/2026	4.875%		782,000	782,154
Berry Global, Inc.
01/15/2026	1.570%		3,261,000	3,246,664
01/15/2027	1.650%		1,065,000	1,033,533
04/15/2028	5.500%		6,438,000	6,623,047
01/15/2034	5.650%		1,600,000	1,675,988
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clydesdale Acquisition Holdings, Inc.(b)
04/15/2030	8.750%	1,925,000	1,927,406
04/15/2032	6.750%	800,000	809,959
Owens-Brockway Glass Container, Inc.(b)
05/15/2031	7.250%	1,000,000	1,012,362
Sealed Air Corp.(b)
10/15/2026	1.573%	667,000	650,507
02/15/2031	7.250%	950,000	989,671
Sonoco Products Co.
09/01/2029	4.600%	674,000	679,788
Total			32,047,191
Paper 0.0%
Cascades, Inc./USA(b)
01/15/2028	5.375%	1,020,000	1,021,329
Inversiones CMPC SA(b)
02/26/2034	6.125%	1,500,000	1,539,312
Smurfit Kappa Treasury ULC
01/15/2030	5.200%	2,025,000	2,093,522
04/03/2034	5.438%	737,000	765,442
Weyerhaeuser Co.
05/15/2026	4.750%	124,000	124,310
Total			5,543,915
Pharmaceuticals 0.8%
1261229 BC Ltd.(b)
04/15/2032	10.000%	1,365,000	1,412,794
AbbVie, Inc.
11/21/2026	2.950%	687,000	680,655
03/15/2028	4.650%	588,000	597,619
11/21/2029	3.200%	403,000	391,001
03/15/2031	4.950%	1,483,000	1,539,932
03/15/2035	4.550%	4,329,000	4,309,401
05/14/2035	4.500%	1,131,000	1,122,459
05/14/2036	4.300%	1,001,000	969,685
11/21/2039	4.050%	899,000	812,840
10/01/2042	4.625%	1,000,000	924,675
05/14/2045	4.700%	680,000	626,707
03/15/2055	5.600%	1,025,000	1,049,638
Amgen, Inc.
02/22/2052	4.200%	345,000	278,474
03/02/2053	5.650%	2,931,000	2,942,867
Astrazeneca Finance LLC
02/26/2031	4.900%	1,483,000	1,539,294
Bausch Health Companies, Inc.(b)
01/15/2028	7.000%	415,000	386,588
01/30/2028	5.000%	1,100,000	993,997
06/01/2028	4.875%	475,000	431,732
02/15/2029	5.000%	100,000	79,554
02/15/2029	6.250%	850,000	699,161
01/30/2030	5.250%	200,000	146,703
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
02/15/2031	5.250%		1,200,000	810,773
Bayer US Finance II LLC(b)
12/15/2028	4.375%		5,945,000	5,931,270
06/25/2038	4.625%		1,000,000	909,950
07/15/2044	4.400%		2,799,000	2,258,977
06/25/2048	4.875%		3,505,000	2,961,705
Bristol Myers Squibb Co.
06/15/2039	4.125%		166,000	152,716
Bristol-Myers Squibb Co.
02/22/2031	5.100%		615,000	643,279
05/15/2044	4.625%		555,000	508,444
02/22/2054	5.550%		1,019,000	1,026,957
CSL Finance PLC(b)
04/27/2029	4.050%		635,000	634,978
Eli Lilly & Co.
10/15/2032	4.550%		12,370,000	12,603,343
02/12/2055	5.500%		835,000	856,695
GENMAB A/S/FINANCE LLC(b),(d)
12/15/2033	7.250%		1,000,000	1,046,750
Gilead Sciences, Inc.
06/15/2035	5.100%		1,973,000	2,040,645
GlaxoSmithKline Capital, Inc.
04/15/2035	4.875%		1,199,000	1,221,205
Grifols SA(b)
05/01/2030	7.500%	EUR	2,839,000	3,456,156
Johnson & Johnson
03/01/2030	4.700%		623,000	643,163
Kevlar SpA(b)
09/01/2029	6.500%		1,015,000	994,695
Merck & Co, Inc.
09/15/2035	4.950%		2,580,000	2,648,249
Mylan NV
06/15/2026	3.950%		3,014,000	3,001,013
06/15/2046	5.250%		290,000	239,889
Mylan, Inc.
04/15/2048	5.200%		2,550,000	2,072,639
Novartis Capital Corp.
11/05/2030	4.100%		8,190,000	8,218,425
Organon Finance 1 LLC(b)
04/30/2031	5.125%		2,320,000	1,943,037
Pfizer Investment Enterprises Pte., Ltd.
05/19/2030	4.650%		520,000	532,540
05/19/2033	4.750%		589,000	600,473
Roche Holdings, Inc.(b)
11/13/2030	5.489%		1,526,000	1,623,189
09/09/2034	4.592%		520,000	523,275

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royalty Pharma PLC
09/02/2027	1.750%	401,000	385,014
09/02/2030	2.200%	3,138,000	2,845,028
09/02/2040	3.300%	327,000	256,054
Sanofi SA
11/03/2032	4.200%	9,867,000	9,870,136
Takeda Pharmaceutical Co., Ltd.
07/05/2034	5.300%	350,000	363,210
07/05/2064	5.800%	750,000	752,639
Takeda US Financing, Inc.
07/07/2035	5.200%	1,065,000	1,093,142
Viatris, Inc.
06/22/2030	2.700%	733,000	668,028
06/22/2040	3.850%	4,344,000	3,319,781
06/22/2050	4.000%	2,258,000	1,511,271
Total			103,104,509
Property & Casualty 0.4%
Acrisure LLC/Finance, Inc.(b)
11/06/2030	7.500%	970,000	1,005,492
Alleghany Corp.
08/15/2051	3.250%	588,000	406,241
Alliant Holdings Intermediate LLC/Co-Issuer(b)
10/01/2031	6.500%	1,020,000	1,049,124
American International Group, Inc.
06/30/2030	3.400%	872,000	840,773
Aon Corp./Global Holdings PLC
12/02/2031	2.600%	4,495,000	4,067,055
Aon North America, Inc.
03/01/2027	5.125%	437,000	442,334
03/01/2029	5.150%	945,000	973,474
Arch Capital Finance LLC
12/15/2046	5.031%	970,000	922,456
Assurant, Inc.
02/15/2036	5.550%	2,307,000	2,346,230
Brown & Brown, Inc.
06/23/2030	4.900%	1,269,000	1,286,264
Chubb INA Holdings LLC
08/15/2035	4.900%	1,763,000	1,783,590
CNA Financial Corp.
08/15/2027	3.450%	3,828,000	3,785,255
Enact Holdings, Inc.
05/28/2029	6.250%	5,510,000	5,779,583
Fairfax Financial Holdings Ltd.
03/03/2031	3.375%	6,300,000	5,933,255
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Farmers Exchange Capital(b)
Subordinated
07/15/2028	7.050%		800,000	842,396
07/15/2048	7.200%		1,290,000	1,366,088
Farmers Exchange Capital II(b),(m)
Subordinated
11/01/2053	6.151%		2,700,000	2,682,047
Farmers Insurance Exchange(b),(m)
Subordinated
10/15/2064	7.000%		405,000	424,890
Hartford Financial Services Group Inc. (The)(b),(c)
3-month Term SOFR + 2.387% 02/12/2047	6.238%		1,183,000	1,123,518
Horace Mann Educators Corp.
10/01/2030	4.700%		1,144,000	1,140,137
Liberty Mutual Group, Inc.(b)
10/15/2050	3.951%		2,080,000	1,569,833
Markel Corp.
05/20/2049	5.000%		5,095,000	4,576,131
Panther Escrow Issuer LLC(b)
06/01/2031	7.125%		1,025,000	1,060,078
SiriusPoint Ltd.
04/05/2029	7.000%		2,776,000	2,915,625
Trustage Financial Group, Inc.(b)
04/15/2032	4.625%		2,135,000	2,064,748
WR Berkley Corp.
05/12/2050	4.000%		1,480,000	1,157,437
Total				51,544,054
Railroads 0.1%
Canadian National Railway Co.
03/12/2031	4.200%		2,228,000	2,234,308
11/12/2035	4.750%		1,269,000	1,276,802
Canadian Pacific Railway Co.
11/15/2029	2.875%		414,000	395,194
05/01/2050	3.500%		3,280,000	2,400,141
Norfolk Southern Corp.
08/01/2030	5.050%		92,000	95,546
03/15/2034	5.550%		320,000	339,359
03/15/2064	5.950%		47,000	49,277
Pacific National Finance Pty Ltd.
09/24/2029	3.700%	AUD	970,000	586,691
Union Pacific Corp.
02/20/2035	5.100%		813,000	843,842
Total				8,221,160
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Refining 0.1%
Marathon Petroleum Corp.
12/15/2026	5.125%		449,000	452,646
03/01/2035	5.700%		973,000	1,010,515
Phillips 66 Co.
02/15/2045	4.680%		1,300,000	1,113,079
Raizen Fuels Finance SA(b)
07/08/2032	6.250%		4,115,000	3,591,110
03/05/2034	6.450%		825,000	711,229
01/17/2035	5.700%		1,000,000	815,407
Total				7,693,986
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(b)
10/15/2030	4.000%		775,000	739,456
BCPE Flavor Debt Merger Sub LLC/Issuer, Inc.(b)
07/01/2032	9.500%		525,000	511,757
Fertitta Entertainment LLC/Finance Co., Inc.(b)
01/15/2029	4.625%		875,000	842,972
McDonald’s Corp.
09/01/2049	3.625%		910,000	681,886
Papa John’s International, Inc.(b)
09/15/2029	3.875%		775,000	745,958
Total				3,522,029
Retail REIT 0.1%
Essential Properties LP
12/01/2035	5.400%		2,300,000	2,307,001
Kimco Realty Corp.
02/01/2033	4.600%		3,780,000	3,786,085
Kite Realty Group LP
10/01/2026	4.000%		248,000	247,356
NNN REIT, Inc.
02/15/2031	4.600%		1,166,000	1,175,487
Realty Income Corp.
08/15/2027	3.950%		150,000	149,984
07/06/2030	4.875%	EUR	1,200,000	1,489,607
Total				9,155,520
Retailers 0.6%
Advance Auto Parts, Inc.(b)
08/01/2033	7.375%		1,060,000	1,078,633
Alimentation Couche-Tard, Inc.(b)
09/29/2028	4.148%		6,235,000	6,250,787
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amazon.com, Inc.
05/12/2031	2.100%	518,000	468,731
03/20/2033	4.350%	1,032,000	1,039,436
11/20/2035	4.650%	9,629,000	9,731,529
11/20/2055	5.450%	2,208,000	2,231,091
11/20/2065	5.550%	1,988,000	1,996,135
AutoNation, Inc.
01/15/2029	4.450%	6,285,000	6,302,563
06/01/2030	4.750%	5,390,000	5,446,675
AutoZone, Inc.
04/21/2026	3.125%	415,000	413,065
11/01/2028	6.250%	414,000	438,943
01/15/2031	1.650%	1,175,000	1,029,948
Carvana Co.(b),(o)
06/01/2030	9.000%	4,225,000	4,417,419
06/01/2031	9.000%	1,402,502	1,580,830
Gap Inc. (The)(b)
10/01/2029	3.625%	1,550,000	1,470,647
Genuine Parts Co.
08/15/2029	4.950%	3,940,000	4,000,652
L Brands, Inc.
07/01/2036	6.750%	1,380,000	1,367,814
Lithia Motors, Inc.(b)
06/01/2029	3.875%	2,000,000	1,925,253
Lowe’s Companies, Inc.
04/01/2062	4.450%	47,000	37,461
04/01/2063	5.850%	72,000	72,204
Lowe’s Cos, Inc.
10/15/2032	4.500%	1,811,000	1,804,045
10/15/2035	4.850%	6,355,000	6,340,920
Macy’s Retail Holdings LLC
12/15/2034	4.500%	1,705,000	1,547,936
Magic MergeCo, Inc.(b)
05/01/2028	5.250%	1,435,000	1,361,420
05/01/2029	7.875%	415,000	376,258
PVH Corp.
06/13/2030	5.500%	5,403,000	5,521,393
Ralph Lauren Corp.
06/15/2032	5.000%	1,260,000	1,295,225
Sally Holdings LLC/Capital, Inc.
03/01/2032	6.750%	1,020,000	1,068,700
Target Corp.
04/15/2035	5.000%	2,835,000	2,885,618
Tractor Supply Co.
11/01/2030	1.750%	3,885,000	3,442,821
Victoria’s Secret & Co.(b)
07/15/2029	4.625%	755,000	729,286

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Walmart, Inc.
04/28/2035	4.900%		3,407,000	3,534,584
Wand NewCo 3, Inc.(b)
01/30/2032	7.625%		655,000	690,467
Total				81,898,489
Sovereign 0.0%
Mexico Government International Bond
07/02/2032	5.850%		1,201,000	1,238,932
Supermarkets 0.0%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
03/31/2034	5.750%		1,050,000	1,058,346
Kroger Co. (The)
09/15/2054	5.500%		800,000	779,088
09/15/2064	5.650%		1,051,000	1,022,444
Total				2,859,878
Supranational 0.0%
Corp Andina de Fomento
01/24/2029	5.000%		495,000	511,183
Inter-American Development Bank
07/15/2027	6.750%		4,000,000	4,165,782
Total				4,676,965
Technology 2.0%
Accenture Capital, Inc.
10/04/2031	4.250%		1,891,000	1,894,640
Adobe, Inc.
01/17/2030	4.950%		1,569,000	1,625,840
Alphabet, Inc.
11/15/2032	4.375%		880,000	890,018
05/15/2035	4.500%		1,357,000	1,367,260
11/15/2035	4.700%		3,981,000	4,044,763
11/06/2038	3.500%	EUR	130,000	148,944
11/15/2055	5.450%		4,998,000	5,079,260
05/15/2065	5.300%		452,000	444,460
11/15/2075	5.700%		919,000	944,758
Amentum Escrow Corp.(b)
08/01/2032	7.250%		1,015,000	1,065,945
Analog Devices, Inc.
06/15/2028	4.250%		5,315,000	5,356,358
Arrow Electronics, Inc.
08/21/2029	5.150%		5,467,000	5,604,755
Automatic Data Processing, Inc.
05/08/2032	4.750%		1,295,000	1,329,986
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Broadcom, Inc.
04/15/2030	5.050%		806,000	834,137
10/15/2030	4.200%		3,115,000	3,122,908
02/15/2031	2.450%		1,683,000	1,547,925
11/15/2031	5.150%		717,000	748,035
04/15/2032	5.200%		387,000	404,379
07/15/2032	4.900%		10,399,000	10,687,853
10/15/2034	4.800%		1,057,000	1,071,012
Broadcom, Inc.(b)
11/15/2035	3.137%		4,561,000	3,996,183
11/15/2036	3.187%		1,692,000	1,459,332
05/15/2037	4.926%		2,346,000	2,353,486
Cadence Design Systems, Inc.
09/10/2029	4.300%		1,031,000	1,036,608
CDW LLC/Finance Corp.
12/01/2028	3.276%		3,880,000	3,753,141
03/01/2030	5.100%		664,000	677,815
CGI, Inc.(b)
03/14/2030	4.950%		5,975,000	6,075,470
Cisco Systems, Inc.
02/26/2031	4.950%		1,007,000	1,047,746
02/24/2032	4.950%		1,603,000	1,663,473
02/24/2035	5.100%		380,000	394,083
Cloud Software Group, Inc.(b)
09/30/2029	9.000%		1,600,000	1,653,810
06/30/2032	8.250%		1,355,000	1,431,189
Condor Merger Sub, Inc.(b)
02/15/2030	7.375%		1,475,000	1,288,969
Constellation Software, Inc.(b)
02/16/2029	5.158%		902,000	923,140
CoreWeave, Inc.(b)
06/01/2030	9.250%		2,055,000	1,896,344
02/01/2031	9.000%		1,250,000	1,130,509
Dell International LLC/EMC Corp.
10/06/2032	4.750%		4,875,000	4,885,872
DXC Technology Co.
09/15/2028	2.375%		5,845,000	5,493,226
Equifax, Inc.
06/01/2028	5.100%		5,695,000	5,807,438
05/15/2030	3.100%		2,098,000	1,987,572
Equinix Europe 2 Financing Corp. LLC
11/15/2030	4.600%		7,190,000	7,237,486
11/22/2034	3.625%	EUR	2,185,000	2,468,503
Fiserv, Inc.
03/15/2027	5.150%		1,063,000	1,073,043
08/21/2033	5.625%		1,685,000	1,741,920
03/15/2034	5.450%		2,145,000	2,183,988
08/12/2034	5.150%		414,000	412,190
08/11/2035	5.250%		4,505,000	4,520,387
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Flex Ltd.
01/15/2028	6.000%	2,560,000	2,644,463
01/15/2032	5.250%	1,412,000	1,442,309
Fortress Intermediate 3, Inc.(b)
06/01/2031	7.500%	635,000	663,810
Foundry JV Holdco LLC(b)
01/25/2030	5.900%	533,000	560,727
01/25/2031	5.500%	685,000	711,376
01/25/2034	5.875%	418,000	433,340
01/25/2037	6.200%	1,866,000	1,990,742
Gartner, Inc.
11/20/2035	5.600%	9,790,000	9,905,239
Global Payments, Inc.
03/01/2026	1.200%	1,250,000	1,239,844
11/15/2028	4.500%	4,805,000	4,821,125
11/15/2030	4.875%	9,794,000	9,823,005
Hewlett Packard Enterprise Co.
10/15/2030	4.400%	5,360,000	5,343,488
10/15/2031	4.850%	1,456,000	1,473,657
10/15/2054	5.600%	959,000	896,172
HP, Inc.
06/17/2031	2.650%	564,000	510,285
IBM International Capital Pte., Ltd.
02/05/2031	4.750%	1,123,000	1,148,666
Imola Merger Corp.(b)
05/15/2029	4.750%	1,090,000	1,076,762
Intel Corp.
11/15/2029	2.450%	1,191,000	1,112,664
08/12/2041	2.800%	480,000	340,754
12/08/2047	3.734%	3,425,000	2,501,689
11/15/2049	3.250%	2,285,000	1,506,829
02/10/2053	5.700%	1,397,000	1,339,393
02/21/2054	5.600%	76,000	72,502
08/12/2061	3.200%	196,000	116,224
International Business Machines Corp.
02/10/2030	4.800%	1,883,000	1,933,747
02/10/2032	5.000%	1,036,000	1,071,751
02/10/2035	5.200%	939,000	971,630
02/10/2055	5.700%	906,000	915,339
Intuit, Inc.
09/15/2028	5.125%	440,000	454,260
ION Platform Finance US Inc./SARL(b)
05/01/2029	8.750%	546,000	543,144
Iron Mountain, Inc.(b)
01/15/2033	6.250%	710,000	725,953
Kyndryl Holdings, Inc.
10/15/2028	2.700%	2,492,000	2,384,266
Leidos, Inc.
02/15/2031	2.300%	845,000	760,722
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marvell Technology, Inc.
02/15/2029	5.750%	560,000	585,274
11/01/2035	6.050%	3,063,000	3,286,619
Microchip Technology, Inc.
02/15/2030	5.050%	3,045,000	3,113,596
Micron Technology, Inc.
01/15/2035	5.800%	1,019,000	1,076,536
Motorola Solutions, Inc.
04/15/2029	5.000%	654,000	670,839
08/15/2035	5.550%	839,000	874,289
MSCI, Inc.(b)
09/01/2030	3.625%	1,518,000	1,454,131
MSCI, Inc.
03/15/2036	5.150%	1,058,000	1,056,264
NCR Atleos Escrow Corp.(b)
04/01/2029	9.500%	1,994,000	2,157,806
NetApp, Inc.
03/17/2032	5.500%	779,000	814,203
NXP BV/Funding LLC
03/01/2026	5.350%	868,000	868,224
NXP BV/Funding LLC/USA, Inc.
08/19/2028	4.300%	2,800,000	2,806,947
NXP BV/NXP Funding LLC/NXP USA, Inc.
06/18/2029	4.300%	279,000	279,238
Open Text Corp.(b)
12/01/2027	6.900%	650,000	673,994
Open Text Holdings, Inc.(b)
12/01/2031	4.125%	1,575,000	1,468,142
Oracle Corp.
11/15/2027	3.250%	1,876,000	1,837,725
03/25/2028	2.300%	703,000	670,576
08/03/2028	4.800%	2,785,000	2,813,084
04/01/2030	2.950%	631,000	587,240
09/26/2032	4.800%	9,000,000	8,847,198
09/26/2035	5.200%	811,000	794,545
11/15/2037	3.800%	2,485,000	2,069,712
09/26/2045	5.875%	2,715,500	2,559,995
09/27/2054	5.375%	1,658,000	1,417,408
05/15/2055	4.375%	13,000	9,502
08/03/2055	6.000%	1,294,000	1,200,753
09/26/2055	5.950%	17,611,000	16,467,465
04/01/2060	3.850%	156,000	101,847
09/27/2064	5.500%	691,000	582,792
08/03/2065	6.125%	531,000	493,800
09/26/2065	6.100%	1,186,000	1,104,719
Panasonic Holdings Corp.(b)
07/16/2034	5.302%	748,000	778,883
QUALCOMM, Inc.
05/20/2032	4.750%	866,000	890,549

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Roper Technologies, Inc.
09/15/2028	4.250%	1,460,000	1,466,402
S&P Global, Inc.
03/01/2029	2.700%	738,000	708,711
08/15/2030	1.250%	388,000	341,758
Synopsys, Inc.
04/01/2032	5.000%	802,000	822,187
TD SYNNEX Corp.
01/17/2029	4.300%	2,850,000	2,848,500
Teledyne FLIR LLC
08/01/2030	2.500%	2,098,000	1,944,669
VMware, Inc.
08/15/2026	1.400%	1,122,000	1,101,859
Western Union Co. (The)
03/15/2026	1.350%	140,000	138,744
WULF Compute LLC(b)
10/15/2030	7.750%	775,000	801,298
Total			252,830,059
Tobacco 0.4%
Altria Group, Inc.
11/01/2028	6.200%	869,000	919,448
05/06/2030	3.400%	1,280,000	1,233,978
BAT Capital Corp.
08/15/2027	3.557%	367,000	363,514
03/25/2028	2.259%	1,930,000	1,852,190
02/20/2031	5.834%	384,000	408,057
03/25/2031	2.726%	15,000	13,815
08/15/2037	4.390%	1,147,000	1,061,824
08/02/2043	7.079%	247,000	279,527
BAT International Finance PLC
03/16/2028	4.448%	8,000,000	8,056,781
02/02/2029	5.931%	2,973,000	3,123,775
Imperial Brands Finance PLC(b)
06/30/2028	4.500%	4,630,000	4,671,832
02/01/2030	5.500%	1,474,000	1,532,659
07/01/2034	5.875%	734,000	768,943
Japan Tobacco, Inc.(b)
06/15/2030	5.250%	788,000	819,022
Philip Morris International, Inc.
02/13/2029	4.875%	1,041,000	1,065,129
09/07/2030	5.500%	2,295,000	2,418,518
11/01/2031	4.750%	990,000	1,011,870
09/07/2033	5.625%	10,000,000	10,645,028
Reynolds American, Inc.
08/15/2035	5.700%	6,525,000	6,862,781
09/15/2043	6.150%	143,000	148,172
08/15/2045	5.850%	403,000	401,106
Total			47,657,969
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Transportation Services 0.3%
Dcli Bidco LLC(b)
11/15/2029	7.750%		2,825,000	2,764,139
Element Fleet Management Corp.(b)
03/13/2027	5.643%		1,783,000	1,814,539
03/25/2030	5.037%		1,670,000	1,711,351
11/24/2030	4.641%		4,847,000	4,870,554
FedEx Corp.
04/01/2046	4.550%		87,000	73,442
FedEx Corp. Pass-Through Trust
Series 2020-1 Class AA
02/20/2034	1.875%		353,864	309,622
Gatwick Funding Ltd.(b)
10/16/2033	3.625%	EUR	330,000	382,335
GN Bondco LLC(b)
10/15/2031	9.500%		8,364,000	8,674,996
GXO Logistics, Inc.
05/06/2029	6.250%		358,000	376,187
Heathrow Funding Ltd.(b)
10/08/2030	1.125%	EUR	2,325,000	2,451,213
01/16/2036	3.875%	EUR	920,000	1,056,259
Penske Truck Leasing Co. LP(b)
07/01/2029	5.250%		1,359,000	1,402,060
Penske Truck Leasing Co. LP/Finance Corp.(b)
03/30/2029	5.350%		2,567,000	2,649,383
Penske Truck Leasing Co. LP/PTL Finance Corp.(b)
06/15/2026	1.700%		962,000	948,831
02/01/2030	5.250%		1,274,000	1,314,087
Ryder System, Inc.
06/01/2028	5.250%		663,000	681,286
03/15/2029	5.375%		119,000	123,311
06/01/2029	5.500%		870,000	909,008
09/01/2029	4.950%		615,000	629,925
03/15/2030	5.000%		1,146,000	1,177,687
12/01/2033	6.600%		592,000	663,852
Star Leasing Co LLC(b)
02/15/2030	7.625%		4,340,000	4,142,112
XPO, Inc.(b)
06/01/2028	6.250%		575,000	586,738
Total				39,712,917
Treasury 0.0%
Romanian Government International Bond(b)
09/16/2030	5.750%		3,620,000	3,717,957
Wireless 0.6%
Altice France(b)
03/15/2032	6.500%		103,569	100,724
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Altice France SA(b)
11/01/2029	9.500%		77,244	79,542
American Tower Corp.
03/15/2027	3.650%		533,000	529,642
08/15/2029	3.800%		2,820,000	2,777,423
04/15/2031	2.700%		555,000	509,190
09/15/2031	2.300%		477,000	424,946
Crown Castle Inc
03/01/2034	5.800%		375,000	394,564
Crown Castle International Corp.
07/15/2026	1.050%		313,000	306,864
03/15/2027	2.900%		533,000	523,875
07/01/2030	3.300%		2,098,000	1,992,278
04/01/2031	2.100%		575,000	506,336
07/15/2031	2.500%		4,278,000	3,829,779
Crown Castle, Inc.
09/01/2028	4.800%		1,252,000	1,268,647
06/01/2029	5.600%		4,368,000	4,539,514
09/01/2029	4.900%		1,327,000	1,348,279
05/01/2033	5.100%		211,000	213,691
Digicel Group Holdings Ltd.(b),(h),(j),(k)
12/31/2030	0.000%		51,720	5,224
12/31/2030	0.000%		17,820	118
Digicel International Finance Ltd./DIFL US LLC(b)
08/01/2032	8.625%		3,430,000	3,491,999
Global Switch Finance BV(b)
10/07/2030	1.375%	EUR	1,555,000	1,696,834
Sitios Latinoamerica SAB de CV(b)
11/25/2029	6.000%		3,145,000	3,250,818
SoftBank Corp.(b)
07/09/2030	4.699%		4,633,000	4,666,460
Sprint Capital Corp.
11/15/2028	6.875%		2,208,000	2,379,162
03/15/2032	8.750%		1,697,000	2,065,552
Sprint Spectrum Co. I/II/III LLC(b)
03/20/2028	5.152%		4,137,500	4,169,466
T-Mobile US, Inc.
02/15/2026	2.250%		77,000	76,662
04/15/2027	3.750%		3,514,000	3,498,172
02/01/2028	4.750%		961,000	961,724
02/15/2028	2.050%		607,000	581,576
02/15/2029	2.625%		410,000	391,219
04/15/2029	3.375%		3,648,000	3,556,279
04/15/2030	3.875%		4,217,000	4,153,406
04/15/2031	3.500%		2,135,000	2,047,664
07/15/2033	5.050%		4,690,000	4,809,924
01/15/2035	4.700%		2,180,000	2,159,390
04/15/2040	4.375%		1,010,000	918,701
02/15/2041	3.000%		3,947,000	2,973,860
T-Mobile USA, Inc.
05/15/2035	5.300%		1,028,000	1,062,465
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vmed O2 UK Financing I PLC(b)
01/15/2033	6.750%	1,200,000	1,193,926
Zegona Finance PLC(b)
07/15/2029	8.625%	1,726,000	1,827,767
Total			71,283,662
Wirelines 0.3%
Altice Financing SA(b)
07/15/2027	9.625%	325,000	267,283
01/15/2028	5.000%	271,000	208,536
08/15/2029	5.750%	684,000	502,378
AT&T, Inc.
02/01/2032	2.250%	7,580,000	6,684,674
11/01/2032	4.550%	906,000	906,917
05/15/2035	4.500%	92,000	89,316
11/01/2035	4.900%	1,811,000	1,803,943
08/15/2037	4.900%	302,000	297,174
09/15/2055	3.550%	3,950,000	2,702,119
08/15/2056	6.050%	907,000	935,089
12/01/2057	3.800%	332,000	235,653
09/15/2059	3.650%	840,000	571,695
Frontier Communications Corp.(b)
05/01/2028	5.000%	3,025,000	3,037,967
Frontier Communications Holdings LLC
11/01/2029	5.875%	1,775,000	1,801,759
GCI LLC(b)
10/15/2028	4.750%	1,110,000	1,077,061
Level 3 Financing, Inc.(b)
06/15/2029	4.875%	225,000	215,204
04/01/2030	4.500%	1,150,000	1,062,697
06/30/2033	6.875%	1,620,000	1,655,046
03/31/2034	7.000%	2,470,000	2,534,226
Total Play Telecomunicaciones SA de CV(b)
12/31/2032	11.125%	1,841,500	1,753,051
Verizon Communications, Inc.
01/20/2031	1.750%	363,000	320,343
03/21/2031	2.550%	361,000	330,316
03/15/2032	2.355%	4,754,000	4,198,178
11/01/2034	4.400%	962,000	933,575
02/15/2035	4.780%	1,680,000	1,666,236
01/15/2036	5.000%	1,270,000	1,271,033
11/30/2055	5.875%	1,949,000	1,966,389
11/30/2065	6.000%	1,498,000	1,513,830
Verizon Communications, Inc.(b)
07/02/2037	5.401%	504,000	515,259
Zayo Group Holdings, Inc.(b),(o)
03/09/2030	9.250%	170,447	157,063
Total			41,214,010
Total Corporate Bonds & Notes (Cost $3,584,676,082)			3,587,649,551

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Foreign Government Obligations(a),(q) 1.5%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Argentina 0.1%
Argentine Republic Government International Bond
07/09/2029	1.000%		8,078,465	7,029,412
Argentine Republic Government International Bond(m)
07/09/2030	1.000%		3,861,535	3,188,245
Total				10,217,657
Australia 0.2%
NBN Co., Ltd.(b)
05/05/2026	1.450%		581,000	574,322
01/08/2027	1.625%		1,030,000	1,003,939
01/08/2032	2.500%		624,000	561,711
10/06/2033	6.000%		704,000	768,498
New South Wales Treasury Corp.(b)
02/20/2037	4.750%	AUD	9,225,000	5,764,583
02/24/2038	5.250%	AUD	4,925,000	3,185,672
Queensland Treasury Corp.(b)
07/21/2037	5.000%	AUD	9,225,000	5,838,497
08/13/2038	5.250%	AUD	3,905,000	2,504,343
Treasury Corp. of Victoria
11/20/2037	2.000%	AUD	4,605,000	2,102,906
Total				22,304,471
Bermuda 0.0%
Bermuda Government International Bond(b)
08/20/2030	2.375%		1,105,000	1,002,671
Brazil 0.1%
Brazil Minas SPE via State of Minas Gerais(b)
02/15/2028	5.333%		600,000	600,113
Brazilian Government International Bond
10/20/2033	6.000%		350,000	356,320
03/15/2034	6.125%		2,675,000	2,718,630
03/15/2035	6.625%		3,728,000	3,857,602
05/13/2054	7.125%		1,175,000	1,176,854
Total				8,709,519
Canada 0.1%
Antares Holdings LP(b)
07/15/2027	3.750%		2,130,000	2,078,875
10/23/2029	6.350%		2,000,000	2,044,032
NOVA Chemicals Corp.(b)
12/01/2031	7.000%		770,000	818,555
Province of British Columbia
09/01/2036	7.250%		2,000,000	2,470,834
Province of Manitoba
06/22/2026	2.125%		300,000	297,036
Foreign Government Obligations(a),(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Province of Quebec(m)
03/02/2026	7.485%	230,000	231,862
Total			7,941,194
Chile 0.1%
Corp Nacional del Cobre de Chile(b)
01/13/2035	6.330%	3,350,000	3,566,089
01/13/2055	6.780%	1,486,000	1,601,649
Corp. Nacional del Cobre de Chile(b)
01/08/2034	5.950%	1,925,000	2,017,700
Corporación Nacional del Cobre de Chile(b)
02/02/2033	5.125%	850,000	852,016
01/26/2036	6.440%	2,150,000	2,327,539
Total			10,364,993
Colombia 0.1%
Colombia Government International Bond
03/15/2029	4.500%	250,000	245,549
11/14/2035	8.000%	2,584,000	2,785,036
11/07/2036	7.750%	525,000	550,625
11/07/2054	8.375%	1,150,000	1,228,763
Ecopetrol SA
01/19/2029	8.625%	4,080,000	4,382,207
04/29/2030	6.875%	450,000	457,638
01/19/2036	8.375%	3,270,000	3,351,938
Total			13,001,756
Dominican Republic 0.1%
Dominican Republic International Bond(b)
07/19/2028	6.000%	1,400,000	1,432,114
02/22/2029	5.500%	4,515,000	4,566,944
03/15/2037	6.950%	2,800,000	2,983,608
Total			8,982,666
Germany 0.0%
EMD Finance LLC(b)
10/15/2032	4.625%	1,357,000	1,365,751
Guatemala 0.1%
Guatemala Government Bond(b)
08/06/2031	6.050%	1,650,000	1,717,892
10/07/2033	3.700%	794,000	706,422
08/15/2036	6.250%	2,504,000	2,607,821
02/06/2037	6.550%	800,000	850,259
Total			5,882,394
Hungary 0.0%
Hungary Government International Bond(b)
09/22/2031	2.125%	977,000	838,562
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Foreign Government Obligations(a),(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MVM Energetika Zrt(b)
03/13/2031	6.500%	423,000	449,285
Total			1,287,847
India 0.0%
Export-Import Bank of India(b)
08/05/2026	3.375%	860,000	854,557
02/01/2028	3.875%	1,025,000	1,016,675
01/13/2031	2.250%	1,030,000	930,181
Indian Railway Finance Corp., Ltd.(b)
01/21/2032	3.570%	1,110,000	1,058,390
Power Finance Corp., Ltd.(b)
12/06/2028	6.150%	546,000	572,908
Total			4,432,711
Indonesia 0.0%
Freeport Indonesia PT(b)
04/14/2032	5.315%	545,000	552,610
Indonesia Government International Bond(b)
01/17/2038	7.750%	1,000,000	1,247,873
Total			1,800,483
Israel 0.0%
Israel Electric Corp., Ltd.(b)
08/14/2028	4.250%	2,200,000	2,175,629
Israel Government International Bond
02/19/2030	5.375%	590,000	610,336
Total			2,785,965
Italy 0.0%
Cassa Depositi e Prestiti SpA(b)
05/05/2026	5.750%	1,200,000	1,207,437
04/30/2029	5.875%	600,000	633,903
Total			1,841,340
Kazakhstan 0.0%
KazMunayGas National Co. JSC(b)
04/19/2027	4.750%	300,000	301,152
04/24/2030	5.375%	962,000	982,910
04/14/2033	3.500%	703,000	634,819
KazTransGas JSC(b)
09/26/2027	4.375%	200,000	198,463
Total			2,117,344
Mexico 0.4%
Comision Federal de Electricidad(b)
05/15/2029	4.688%	2,797,000	2,764,729
01/24/2030	5.700%	1,425,000	1,441,048
01/24/2035	6.450%	1,975,000	2,021,890
Foreign Government Obligations(a),(q) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Eagle Funding Luxco Sarl(b)
08/17/2030	5.500%		2,825,000	2,867,217
Mexico City Airport Trust(b)
10/31/2026	4.250%		1,435,000	1,430,597
04/30/2028	3.875%		420,000	409,996
10/31/2046	5.500%		2,303,000	2,025,212
07/31/2047	5.500%		5,582,000	4,906,308
Mexico Government International Bond
04/27/2032	4.750%		250,000	244,426
03/22/2033	5.375%		3,885,000	3,872,812
05/19/2033	4.875%		987,000	953,028
02/09/2035	6.350%		470,000	495,157
09/22/2035	5.625%		2,309,000	2,288,020
05/13/2037	6.875%		2,117,000	2,280,222
01/29/2038	6.625%		978,000	1,031,407
05/13/2055	7.375%		734,000	805,221
Pemex Project Funding Master Trust
06/15/2038	6.625%		229,000	208,566
Petroleos Mexicanos
01/23/2029	6.500%		625,000	634,314
06/02/2029	8.750%		3,000,000	3,206,349
01/23/2030	6.840%		4,810,000	4,874,840
01/28/2031	5.950%		3,025,000	2,922,833
02/16/2032	6.700%		6,281,000	6,229,860
06/15/2035	6.625%		900,000	847,561
09/21/2047	6.750%		1,257,000	1,023,226
Total				49,784,839
Morocco 0.0%
OCP SA(b)
06/23/2031	3.750%		357,000	332,408
05/02/2034	6.750%		4,695,000	5,047,177
Total				5,379,585
Netherlands 0.0%
TenneT Holding BV(b)
10/28/2042	4.750%	EUR	1,035,000	1,314,441
Norway 0.0%
Equinor ASA
09/03/2030	4.500%		787,000	801,687
11/14/2035	4.750%		2,965,000	2,981,731
Total				3,783,418
Panama 0.0%
Banco Nacional de Panama(b)
08/11/2030	2.500%		875,000	771,665
08/11/2030	2.500%		600,000	529,142

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Foreign Government Obligations(a),(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Panama Government International Bond
03/01/2031	7.500%	1,300,000	1,429,953
01/19/2033	3.298%	250,000	217,674
03/01/2038	8.000%	1,720,000	1,979,757
Total			4,928,191
Peru 0.0%
Corporación Financiera de Desarrollo SA(b)
09/28/2027	2.400%	600,000	580,287
Petroleos del Peru SA(b)
06/19/2032	4.750%	2,100,000	1,771,542
Total			2,351,829
Romania 0.1%
Romanian Government International Bond(b)
03/24/2035	5.750%	2,122,000	2,081,261
03/24/2035	5.750%	200,000	196,161
05/16/2036	6.625%	4,338,000	4,478,168
Total			6,755,590
Serbia 0.0%
Serbia International Bond(b)
12/01/2030	2.125%	6,640,000	5,788,898
South Africa 0.1%
Eskom Holdings SOC Ltd.(b)
08/10/2028	6.350%	1,739,000	1,793,478
08/10/2028	6.350%	213,000	219,673
08/10/2028	8.450%	3,985,000	4,267,125
08/10/2028	8.450%	451,000	482,929
Republic of South Africa Government International Bond
06/22/2030	5.875%	750,000	775,121
04/20/2032	5.875%	2,300,000	2,371,317
Republic of South Africa Government International Bond(b)
11/19/2036	7.100%	1,875,000	2,016,823
11/19/2054	7.950%	925,000	991,735
Total			12,918,201
Ukraine 0.0%
Ukraine Government International Bond(b),(m)
02/01/2029	4.500%	293,248	211,218
02/01/2034	4.500%	513,185	300,489
02/01/2035	4.500%	586,497	338,055
02/01/2036	4.500%	73,312	41,679
Foreign Government Obligations(a),(q) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ukraine Government International Bond(b),(h)
02/01/2030	0.000%	80,093	44,337
02/01/2034	0.000%	299,297	137,045
02/01/2035	0.000%	252,927	142,842
02/01/2036	0.000%	210,772	118,422
Total			1,334,087
Total Foreign Government Obligations (Cost $194,644,907)			198,377,841

Municipal Bonds 0.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
University of Michigan
Revenue Bonds
Taxable
Series 2022A
04/01/2122	4.454%	4,020,000	3,235,144
University of Virginia
Refunding Revenue Bonds
Taxable
Series 2021B
11/01/2051	2.584%	2,020,000	1,275,827
Revenue Bonds
Taxable
Series 2017C
09/01/2117	4.179%	725,000	554,768
Total			5,065,739
Hospital 0.0%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars-Sinai Health System
Series 2021
08/15/2051	3.000%	1,740,000	1,295,146
Local General Obligation 0.1%
City of New York
Unlimited General Obligation Bonds
Series 2010 (BAM)
03/01/2036	5.968%	3,100,000	3,294,925
Lamar Consolidated Independent School District
Unlimited General Obligation Bonds
Series 2023A
02/15/2058	5.000%	2,280,000	2,360,068
Medina Valley Independent School District
Unlimited General Obligation Bonds
Series 2025
02/15/2050	4.750%	1,255,000	1,284,517
Total			6,939,510
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	3,000,000	2,393,098
Revenue Bonds
Subordinated Series 2022F-1
02/01/2051	5.000%	1,080,000	1,106,100
Subordinated Series 2025E
11/01/2053	5.000%	3,700,000	3,825,935
New York State Thruway Authority
Revenue Bonds
Climate Bond Certified
Series 2022
03/15/2053	5.000%	1,440,000	1,481,243
Series 2025
03/15/2059	5.000%	3,500,000	3,625,432
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/2028	3.350%	2,500,000	2,455,439
Total			14,887,247
Turnpike / Bridge / Toll Road 0.0%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/2049	6.263%	1,920,000	2,068,275
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds
Series 2009
12/01/2039	6.105%	1,620,000	1,762,438
Total			3,830,713
Total Municipal Bonds (Cost $35,109,193)			32,018,355

Residential Mortgage-Backed Securities - Agency(r) 27.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
CMO Series 2011-84 Class Z
09/25/2041	5.250%	1,319,254	1,362,516
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(c),(f)
CMO Series 2016-78 Class CS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2039	1.914%	10,666,535	760,153
CMO Series 2018-67 Class SH
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	2.014%	3,773,086	502,557
Fannie Mae REMICS(f)
CMO Series 2020-58 Class IC
07/25/2050	5.500%	3,435,355	858,281
Federal Home Loan Mortgage Corp.
10/01/2028- 07/01/2032	7.000%	50,545	52,957
10/01/2031- 09/01/2054	6.000%	4,475,005	4,588,445
04/01/2033- 06/01/2055	5.500%	99,499,438	101,439,819
10/01/2039- 12/01/2054	5.000%	52,847,409	52,876,606
09/01/2040- 12/01/2052	4.000%	103,851,271	99,609,815
09/01/2040- 12/01/2054	4.500%	112,847,652	110,999,670
06/01/2043- 05/01/2052	3.500%	54,292,803	51,007,728
08/01/2046- 06/01/2052	3.000%	119,561,331	107,351,989
06/01/2050- 01/01/2054	2.500%	305,971,575	262,280,912
12/01/2050- 06/01/2052	2.000%	88,601,621	72,502,345
08/01/2055	6.500%	5,512,269	5,712,887
CMO Series 2060 Class Z
05/15/2028	6.500%	15,700	15,950
CMO Series 2310 Class Z
04/15/2031	6.000%	19,153	19,703
CMO Series 2725 Class TA
12/15/2033	4.500%	1,074,658	1,087,134
CMO Series 2882 Class ZC
11/15/2034	6.000%	2,015,736	2,128,441
CMO Series 2953 Class LZ
03/15/2035	6.000%	1,543,072	1,629,461
CMO Series 3028 Class ZE
09/15/2035	5.500%	172,372	175,907
CMO Series 3032 Class PZ
09/15/2035	5.800%	417,541	439,308
CMO Series 3121 Class EZ
03/15/2036	6.000%	53,119	55,863

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3181 Class AZ
07/15/2036	6.500%	20,682	21,987
CMO Series 353 Class 300
12/15/2046	3.000%	4,290,867	3,992,159
CMO Series 3740 Class BA
10/15/2040	4.000%	906,482	888,292
CMO Series 3747 Class HY
10/15/2040	4.500%	2,352,628	2,386,749
CMO Series 3753 Class KZ
11/15/2040	4.500%	4,003,238	4,027,022
CMO Series 3769 Class ZC
12/15/2040	4.500%	1,981,357	1,994,259
CMO Series 3841 Class JZ
04/15/2041	5.000%	182,324	186,230
CMO Series 3888 Class ZG
07/15/2041	4.000%	380,236	371,238
CMO Series 3926 Class NY
09/15/2041	4.000%	325,997	323,434
CMO Series 3928 Class MB
09/15/2041	4.500%	695,867	698,414
CMO Series 3934 Class CB
10/15/2041	4.000%	2,199,145	2,158,228
CMO Series 3982 Class TZ
01/15/2042	4.000%	861,392	848,502
CMO Series 4027 Class AB
12/15/2040	4.000%	924,087	917,865
CMO Series 4057 Class ZB
06/15/2042	3.500%	4,534,888	4,340,085
CMO Series 4057 Class ZL
06/15/2042	3.500%	4,978,919	4,785,108
CMO Series 4091 Class KB
08/15/2042	3.000%	6,500,000	6,190,920
CMO Series 4440 Class ZX
01/15/2045	4.000%	12,603,765	12,291,472
CMO Series 4463 Class ZA
04/15/2045	4.000%	3,699,818	3,593,576
CMO Series 4495 Class PA
09/15/2043	3.500%	71,696	71,182
CMO Series 4682 Class HZ
04/15/2047	3.500%	2,540,206	2,397,078
CMO Series 4771 Class HZ
03/15/2048	3.500%	10,488,681	9,795,500
CMO Series 4787 Class PY
05/15/2048	4.000%	854,353	830,899
CMO Series 4793 Class CD
06/15/2048	3.000%	729,222	664,353
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4839 Class A
04/15/2051	4.000%	2,192,734	2,128,672
CMO Series 4941 Class CZ
11/25/2049	3.000%	1,091,747	982,549
Federal Home Loan Mortgage Corp.(c),(f)
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 11/15/2043	1.844%	8,771,296	866,531
CMO Series 2013-4258 Class SJ
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 10/15/2043	2.394%	2,409,739	409,830
CMO Series 2014-4313 Class MS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/15/2039	1.894%	2,943,194	281,763
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2042	1.694%	4,811,867	498,766
CMO Series 274 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/15/2042	1.744%	6,070,087	671,387
CMO Series 279 Class S6
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	1.794%	4,270,898	479,369
CMO Series 299 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2043	1.744%	2,431,002	307,773
CMO Series 300 Class S1
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 01/15/2043	1.844%	6,334,354	730,201
CMO Series 326 Class S2
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 03/15/2044	1.694%	10,332,691	1,122,484
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 336 Class 30
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2044	1.794%	4,365,243	501,845
CMO Series 3404 Class AS
-1.0 x 30-day Average SOFR + 5.781% Cap 5.895% 01/15/2038	1.639%	1,086,230	112,484
CMO Series 3578 Class DI
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 04/15/2036	2.394%	1,523,068	133,964
CMO Series 3833 Class LI
-1.0 x 30-day Average SOFR + 0.286% 10/15/2040	1.778%	3,484,593	343,379
CMO Series 3892 Class SC
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2041	1.694%	2,224,746	242,538
CMO Series 3997 Class SK
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 11/15/2041	2.344%	2,362,945	198,684
CMO Series 4087 Class SC
-1.0 x 30-day Average SOFR + 5.436% Cap 5.550% 07/15/2042	1.294%	2,976,456	248,455
CMO Series 4281 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/15/2043	1.844%	4,891,932	459,690
CMO Series 4635 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/15/2046	1.844%	7,023,220	449,966
CMO Series 4910 Class SG
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	1.864%	12,975,998	1,875,137
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	1.794%	5,703,391	613,481
CMO STRIPS Series 337 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2044	1.794%	7,271,373	797,968
Federal Home Loan Mortgage Corp.(c)
CMO Series 2380 Class F
30-day Average SOFR + 0.564% Floor 0.450%, Cap 8.500% 11/15/2031	4.707%	14,554	14,550
CMO Series 2557 Class FG
30-day Average SOFR + 0.514% Floor 0.400%, Cap 8.000% 01/15/2033	4.657%	40,392	40,369
CMO Series 2962 Class PF
30-day Average SOFR + 0.364% Floor 0.250%, Cap 7.000% 03/15/2035	4.507%	12,439	12,428
CMO Series 2981 Class FU
30-day Average SOFR + 0.314% Floor 0.200%, Cap 8.000% 05/15/2030	4.457%	95,979	95,514
CMO Series 3065 Class EB
-3.0 x 30-day Average SOFR + 19.547% Cap 19.890% 11/15/2035	7.121%	222,352	246,326
CMO Series 3081 Class GC
-3.7 x 30-day Average SOFR + 23.414% Cap 23.833% 12/15/2035	8.226%	348,479	399,092
CMO Series 3085 Class FV
30-day Average SOFR + 0.814% Floor 0.700%, Cap 8.000% 08/15/2035	4.957%	298,530	300,066
CMO Series 3564 Class FC
30-day Average SOFR + 1.364% Floor 1.250%, Cap 6.500% 01/15/2037	5.389%	136,671	139,294

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3680 Class FA
30-day Average SOFR + 1.114% Floor 1.000%, Cap 6.000% 06/15/2040	5.257%	390,617	395,325
CMO Series 3852 Class QN
-3.6 x 30-day Average SOFR + 26.796% Cap 5.500% 05/15/2041	5.500%	14,036	13,581
Federal Home Loan Mortgage Corp.(f)
CMO Series 303 Class C21
01/15/2043	4.000%	7,691,501	1,181,296
CMO Series 303 Class C30
12/15/2042	4.500%	4,986,139	727,968
CMO Series 364 Class C15
12/15/2046	3.500%	3,340,354	503,915
CMO Series 4146 Class IA
12/15/2032	3.500%	2,901,481	227,093
CMO Series 4186 Class IB
03/15/2033	3.000%	2,869,614	195,010
CMO Series 4627 Class PI
05/15/2044	3.500%	675,447	10,459
CMO Series 4698 Class BI
07/15/2047	5.000%	8,812,138	1,678,633
CMO Series 5048 Class HI
01/15/2042	4.500%	2,189,391	413,424
CMO Series 5078 Class NI
06/15/2042	4.000%	2,740,000	448,012
STRIPS
11/15/2052	4.000%	6,841,538	1,593,439
11/15/2052	4.500%	7,983,325	2,147,917
Federal Home Loan Mortgage Corp.(e),(f)
CMO Series 351 Class 213
02/15/2046	4.261%	240,574	41,265
CMO Series 364 Class 141
12/15/2046	2.752%	278,873	36,192
CMO Series 364 Class 151
12/15/2046	3.356%	268,162	39,649
CMO Series 364 Class 158
12/15/2046	3.735%	145,127	23,817
CMO Series 364 Class 167
12/15/2046	2.567%	259,847	28,517
CMO Series 364 Class C23
12/15/2046	2.942%	3,305,057	432,928
CMO Series 364 Class C24
12/15/2046	3.438%	1,857,699	285,759
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 364 Class C25
12/15/2046	4.052%	560,348	98,924
CMO Series 368 Class C15
01/25/2048	3.269%	3,426,704	472,310
CMO Series 5094 Class IO
12/15/2048	1.397%	12,065,681	852,343
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(e),(f)
CMO Series K058 Class X1
08/25/2026	1.022%	2,191,588	9,190
CMO Series KW02 Class X1
12/25/2026	0.227%	6,982,279	4,508
Federal Home Loan Mortgage Corp. REMICS(c),(f)
CMO Series 204236 Class IS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/15/2043	1.744%	8,216,791	865,612
CMO Series 204419 Class BS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2053	1.794%	22,419,938	3,029,833
CMO Series 204461 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 04/15/2045	1.944%	4,509,208	644,042
CMO Series 204839 Class WS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 08/15/2056	1.844%	33,026,153	4,946,568
CMO Series 4942 Class SG
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 01/25/2050	1.864%	9,101,465	1,081,922
Federal Home Loan Mortgage Corp. REMICS(f)
CMO Series 204695 Class OI
06/15/2047	4.000%	2,486,049	425,450
CMO Series 204864 Class IU
12/15/2048	4.500%	2,377,543	438,720
CMO Series 205012 Class MI
09/25/2050	4.000%	7,369,083	1,493,023
CMO Series 205038 Class ID
11/25/2050	3.500%	24,911,739	4,463,117
CMO Series 4257 Class IK
12/15/2042	4.000%	2,619,267	415,605
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4999 Class IA
08/25/2050	4.500%	21,762,568	4,691,315
CMO Series 5043 Class IO
11/25/2050	5.000%	13,067,489	3,260,037
CMO Series 5058 Class NI
06/25/2050	3.000%	13,218,893	2,147,133
CMO Series 5079 Class DI
02/25/2051	6.500%	7,067,918	1,173,730
CMO Series 5081 Class PI
03/25/2051	3.000%	37,500,699	6,349,577
CMO Series 5088 Class IB
03/25/2051	2.500%	21,764,748	3,143,511
CMO Series 5095 Class AI
04/25/2051	3.500%	17,378,181	3,051,510
CMO Series 5113 Class MI
06/25/2051	3.500%	15,699,159	3,030,007
CMO Series 5115 Class GI
09/25/2050	3.000%	9,406,067	1,507,641
CMO Series 5148 Class EI
10/25/2051	3.000%	38,324,525	5,975,920
CMO Series 5153 Class JI
10/25/2051	3.500%	7,040,972	1,293,393
CMO Series 5217 Class PI
04/25/2052	3.500%	4,266,823	367,563
CMO Series 5223 Class IM
02/25/2042	5.500%	7,294,523	1,101,322
Federal Home Loan Mortgage Corp. REMICS
CMO Series 3843 Class JZ
04/15/2041	5.100%	1,102,994	1,121,838
CMO Series 4372 Class Z
08/15/2044	3.000%	2,542,401	2,355,607
CMO Series 4402 Class YB
10/15/2044	3.000%	2,024,401	1,886,410
CMO Series 4612 Class HZ
08/15/2046	2.500%	7,547,283	6,571,889
CMO Series 4753 Class VZ
12/15/2047	3.000%	1,264,538	1,040,899
CMO Series 4755 Class Z
02/15/2048	3.000%	1,214,586	1,090,841
CMO Series 4765 Class PZ
01/15/2048	3.000%	3,793,445	3,065,918
CMO Series 5237 Class GA
09/25/2046	4.000%	1,744,116	1,715,857
Federal Home Loan Mortgage Corp. REMICS(e),(f)
CMO Series 5065 Class EI
11/25/2044	5.335%	1,039,036	195,567
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
03/01/2026- 03/01/2053	7.000%	789,422	829,442
12/01/2026- 08/01/2027	8.000%	708	712
04/01/2027- 06/01/2032	7.500%	10,538	10,875
05/01/2029- 07/01/2054	6.000%	54,413,377	55,885,414
03/01/2033- 07/01/2055	5.500%	162,496,404	164,878,239
09/01/2033- 11/01/2053	3.000%	248,531,217	222,127,565
10/01/2033- 12/01/2052	3.500%	100,977,089	94,606,269
02/01/2037- 06/01/2062	2.500%	311,126,039	267,250,791
07/01/2039- 02/01/2055	5.000%	127,139,773	127,396,863
08/01/2040- 04/01/2052	2.000%	267,193,841	219,927,204
10/01/2040- 06/01/2056	4.500%	68,876,923	67,712,480
02/01/2041- 11/01/2052	4.000%	135,747,204	130,694,259
11/01/2050- 11/01/2051	1.500%	37,816,145	29,371,195
01/01/2053- 02/01/2054	6.500%	10,179,026	10,544,659
CMO Series 2003-22 Class Z
04/25/2033	6.000%	54,351	56,589
CMO Series 2003-33 Class PT
05/25/2033	4.500%	2,264	2,251
CMO Series 2007-50 Class DZ
06/25/2037	5.500%	297,498	309,784
CMO Series 2010-139 Class HA
11/25/2040	4.000%	1,198,850	1,157,470
CMO Series 2011-18 Class ZK
03/25/2041	4.000%	2,282,853	2,263,632
CMO Series 2011-53 Class WT
06/25/2041	4.500%	194,585	196,888
CMO Series 2011-87 Class GB
09/25/2041	4.500%	6,957,289	6,921,041
CMO Series 2012-121 Class GZ
11/25/2042	3.500%	8,001,237	7,648,514
CMO Series 2012-68 Class ZA
07/25/2042	3.500%	6,228,557	5,939,111
CMO Series 2012-94
09/25/2042	3.500%	7,262,949	6,950,615
CMO Series 2013-106 Class LA
08/25/2041	4.000%	1,184,108	1,170,452

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-66 Class AP
05/25/2043	6.000%	38,654	37,415
CMO Series 2018-38 Class PA
06/25/2047	3.500%	301,669	294,902
CMO Series 2018-64 Class ET
09/25/2048	3.000%	2,110,268	1,930,247
CMO Series 2018-94D Class KD
12/25/2048	3.500%	577,349	529,663
CMO Series 2019-9 Class DZ
03/25/2049	4.000%	2,653,000	2,533,100
CMO Series 98-17 Class Z
04/18/2028	6.500%	2,301	2,305
Federal National Mortgage Association(s)
04/01/2051	2.000%	13,407,401	10,981,486
Federal National Mortgage Association(t)
05/01/2051	2.000%	7,500,673	6,146,627
Federal National Mortgage Association(c),(f)
CMO Series 2004-29 Class PS
-1.0 x 30-day Average SOFR + 7.486% Cap 7.600% 05/25/2034	3.414%	694,126	85,825
CMO Series 2006-43 Class SJ
-1.0 x 30-day Average SOFR + 6.476% Cap 6.590% 06/25/2036	2.404%	518,932	60,364
CMO Series 2009-100 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 12/25/2039	2.014%	1,746,306	206,128
CMO Series 2009-87 Class NS
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 11/25/2039	2.064%	2,335,293	224,904
CMO Series 2010-131 Class SA
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 11/25/2040	2.414%	2,219,692	318,769
CMO Series 2010-21 Class SA
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 03/25/2040	2.064%	3,680,753	282,439
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-57 Class SA
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 06/25/2040	2.264%	949,897	106,126
CMO Series 2011-131 Class ST
-1.0 x 30-day Average SOFR + 6.426% Cap 6.540% 12/25/2041	2.354%	12,692,278	2,166,979
CMO Series 2011-47 Class GS
-1.0 x 30-day Average SOFR + 5.816% Cap 5.930% 06/25/2041	1.744%	3,065,651	305,172
CMO Series 2012-17 Class MS
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2027	2.514%	62,167	468
CMO Series 2013-10 Class SJ
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2043	1.964%	2,968,795	360,284
CMO Series 2013-124 Class SB
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 12/25/2043	1.764%	10,010,256	1,149,277
CMO Series 2013-19 Class KS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2041	2.014%	2,237,405	179,364
CMO Series 2013-34 Class SC
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2043	1.964%	8,549,933	1,259,929
CMO Series 2014-40 Class HS
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 07/25/2044	2.514%	2,194,442	338,642
CMO Series 2014-52 Class SL
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2044	1.914%	3,782,522	446,874
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-81 Class SD
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 01/25/2037	2.514%	1,824,609	142,317
CMO Series 2016-19 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2046	1.914%	2,745,111	241,367
CMO Series 2016-32 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 10/25/2034	1.914%	1,250,819	120,296
CMO Series 2016-60 Class QS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2046	1.914%	3,538,360	264,227
CMO Series 2016-60 Class SD
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2046	1.914%	21,256,490	1,576,894
CMO Series 2016-60 Class SE
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 09/25/2046	2.064%	3,600,471	372,676
CMO Series 2016-82 Class SG
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 11/25/2046	1.914%	4,950,262	367,363
CMO Series 2016-88 Class BS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/25/2046	1.914%	9,028,590	1,128,080
CMO Series 2016-93 Class SL
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2046	2.464%	2,024,570	177,885
CMO Series 2017-26 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2047	1.964%	3,312,059	240,562
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-57 Class SD
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 08/25/2047	0.000%	4,712,505	211,517
CMO Series 2018-43 Class SE
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 09/25/2038	2.064%	2,905,458	308,665
CMO Series 2018-61 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 08/25/2048	2.014%	2,120,811	177,167
CMO Series 2019-35 Class SH
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2049	1.964%	9,024,478	820,286
CMO Series 2019-39 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 08/25/2049	1.914%	8,586,817	817,984
Federal National Mortgage Association(c)
CMO Series 2004-93 Class FC
30-day Average SOFR + 0.314% Floor 0.200%, Cap 8.000% 12/25/2034	4.386%	98,257	97,838
CMO Series 2006-71 Class SH
-2.6 x 30-day Average SOFR + 15.437% Cap 15.738% 05/25/2035	4.757%	95,780	102,386
CMO Series 2007-90 Class F
30-day Average SOFR + 0.604% Floor 0.490%, Cap 7.000% 09/25/2037	4.676%	4,882	4,876
CMO Series 2007-W7 Class 1A4
-6.0 x 30-day Average SOFR + 38.493% Cap 39.180% 07/25/2037	14.062%	32,558	44,865
CMO Series 2008-15 Class AS
-5.0 x 30-day Average SOFR + 32.428% Cap 33.000% 08/25/2036	12.069%	149,842	204,784

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-142 Class HS
-2.0 x 30-day Average SOFR + 9.771% Cap 10.000% 12/25/2040	1.722%	420,858	311,990
CMO Series 2010-150 Class FL
30-day Average SOFR + 0.664% Floor 0.550%, Cap 7.000% 10/25/2040	4.736%	73,281	73,192
CMO Series 2012-1 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 02/25/2042	4.686%	558,155	554,216
CMO Series 2012-115 Class MT
-3.0 x 30-day Average SOFR + 13.157% Cap 4.500% 10/25/2042	1.083%	310,600	237,597
CMO Series 2016-32 Class GT
-4.5 x 30-day Average SOFR + 17.485% Cap 4.500% 01/25/2043	0.000%	32,299	23,594
Federal National Mortgage Association(f)
CMO Series 2013-16 Class MI
03/25/2043	4.000%	2,501,168	204,696
CMO Series 2013-23 Class AI
03/25/2043	5.000%	3,542,276	555,180
CMO Series 2013-35 Class IB
04/25/2033	3.000%	3,193,501	236,674
CMO Series 2013-41 Class HI
02/25/2033	3.000%	3,099,290	148,522
CMO Series 2015-54 Class GI
07/25/2045	5.500%	15,769,761	2,194,348
CMO Series 2020-42 Class AI
06/25/2050	2.500%	15,260,681	1,555,289
CMO Series 2020-72 Class LI
12/25/2040	5.000%	3,774,220	716,730
CMO Series 20434 Class C24
06/25/2053	4.500%	26,883,908	5,875,769
CMO Series 385 Class 8
12/25/2037	5.500%	1,276,416	226,653
CMO Series 426 Class C58
03/25/2052	3.000%	30,755,313	5,154,188
CMO Series 427 Class C17
01/25/2035	3.000%	7,982,054	700,206
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 427 Class C57
02/25/2032	2.500%	39,759,845	2,157,290
STRIPS
01/25/2052	4.500%	2,196,870	562,688
Federal National Mortgage Association(e),(f)
CMO Series 2021-24 Class IO
03/25/2059	1.072%	7,765,994	484,933
Federal National Mortgage Association REMICS
CMO Series 2010-136 Class CY
12/25/2040	4.000%	1,196,502	1,183,821
CMO Series 2012-105 Class Z
10/25/2042	3.500%	2,113,475	2,019,928
CMO Series 2013-18 Class ZA
03/25/2043	3.000%	2,823,879	2,623,837
CMO Series 2013-70 Class JZ
07/25/2043	3.000%	14,361,771	13,243,581
CMO Series 2018-11 Class BX
12/25/2047	4.000%	7,423,131	7,219,137
CMO Series 2019-70 Class CB
12/25/2049	3.500%	2,185,165	2,036,532
CMO Series 2020-46 Class JG
07/25/2050	2.000%	1,685,228	1,403,849
Federal National Mortgage Association REMICS(f)
CMO Series 2013-10 Class GI
02/25/2033	3.000%	4,847,858	330,384
CMO Series 2015-86 Class MI
11/25/2045	5.500%	4,432,979	657,556
CMO Series 2017-54 Class ID
07/25/2047	4.000%	1,939,408	331,793
CMO Series 2020-47 Class DI
07/25/2050	4.000%	37,503,769	7,233,982
CMO Series 2020-74 Class HI
10/25/2050	5.500%	5,460,397	948,507
CMO Series 2020-99 Class IB
05/25/2050	3.500%	10,569,641	1,901,096
CMO Series 2021-1 Class IB
02/25/2061	3.500%	11,381,777	1,984,044
CMO Series 2021-74 Class LI
11/25/2051	3.500%	18,715,848	3,935,802
CMO Series 2021-94 Class AI
01/25/2052	3.000%	21,950,534	3,685,589
CMO Series 2022-38 Class IH
07/25/2052	4.500%	2,777,777	570,091
CMO Series 2022-5 Class LI
02/25/2052	3.000%	23,809,534	2,737,268
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association REMICS(c),(f)
CMO Series 2013-136 Class SB
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 01/25/2044	1.714%	7,939,063	874,790
CMO Series 2017-14 Class DS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 03/25/2047	1.864%	7,223,652	928,200
CMO Series 2017-38 Class S
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2047	1.914%	12,200,259	1,564,390
CMO Series 2018-45 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 06/25/2048	2.014%	8,841,934	1,164,563
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	1.864%	29,904,060	3,429,547
CMO Series 3908 Class XS
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 06/15/2039	2.194%	6,309,187	733,095
Freddie Mac REMICS(c),(f)
CMO Series 204314 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	1.744%	2,656,722	248,756
CMO Series 4715 Class JS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 08/15/2047	1.894%	4,197,458	522,296
CMO Series 4795 Class MS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 06/15/2048	1.894%	3,541,535	472,287
Freddie Mac REMICS(f)
CMO Series 4927 Class IO
11/25/2049	5.000%	7,269,574	1,591,081
CMO Series 4999 Class QI
05/25/2050	4.000%	165,078	32,168
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5093 Class IV
12/25/2050	4.500%	7,465,850	1,721,249
CMO Series 5093 Class VI
12/25/2050	4.500%	12,769,414	2,943,983
CMO Series 5282A Class GI
02/25/2050	4.000%	2,230,149	472,445
Government National Mortgage Association
05/15/2040- 05/20/2053	5.000%	5,037,558	5,085,180
05/20/2041- 11/20/2054	4.500%	56,931,920	55,978,287
02/15/2042- 03/20/2049	4.000%	14,037,692	13,549,111
08/20/2042- 10/20/2052	3.500%	42,139,079	39,462,931
12/20/2046- 06/20/2052	3.000%	56,438,782	51,026,657
10/20/2049- 04/20/2052	2.500%	27,279,571	23,714,058
12/20/2050- 03/20/2052	2.000%	36,247,238	30,183,760
01/20/2053- 07/20/2055	5.500%	53,581,570	54,408,112
04/20/2053	6.000%	8,546,955	8,772,269
03/20/2054	6.500%	2,231,403	2,304,560
CMO Series 2005-45 Class ZA
06/16/2035	6.000%	1,866,585	1,947,646
CMO Series 2009-104 Class YD
11/20/2039	5.000%	1,012,965	1,048,592
CMO Series 2009-55 Class LX
07/20/2039	5.000%	1,239,467	1,247,159
CMO Series 2009-67 Class DB
08/20/2039	5.000%	1,366,888	1,435,536
CMO Series 2010-108 Class WL
04/16/2040	4.000%	1,383,967	1,376,852
CMO Series 2010-120 Class AY
09/20/2040	4.000%	1,301,278	1,288,074
CMO Series 2010-135 Class PE
10/16/2040	4.000%	3,079,671	3,071,533
CMO Series 2014-3 Class EP
02/16/2043	2.750%	3,266,118	3,162,226
CMO Series 2016-111 Class PB
08/20/2046	2.500%	1,097,000	844,390
CMO Series 2018-1 Class LZ
01/20/2048	3.000%	4,682,451	3,859,577
CMO Series 2018-115 Class DE
08/20/2048	3.500%	1,135,763	1,038,805
CMO Series 2018-147 Class BZ
10/20/2048	3.500%	3,940,072	3,798,203

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-53 Class AL
11/20/2045	3.500%	560,419	554,637
CMO Series 2023-111 Class ZL
08/20/2053	6.000%	3,203,625	3,309,726
Government National Mortgage Association(t)
10/20/2052	4.000%	26,220,095	25,072,367
Government National Mortgage Association(c)
1-year CMT + 1.140% 03/20/2066	5.050%	27,007	27,212
1-year CMT + 0.646% 04/20/2066	4.618%	61,934	62,286
CMO Series 2006-37 Class AS
-6.0 x 1-month Term SOFR + 38.973% Cap 39.660% 07/20/2036	15.214%	346,009	484,373
CMO Series 2010-H03 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 10.690% 03/20/2060	4.624%	70,287	70,341
CMO Series 2010-H26 Class LF
1-month Term SOFR + 0.464% Floor 0.350%, Cap 13.898% 08/20/2058	4.570%	6,983	6,974
CMO Series 2012-H20 Class BA
1-month Term SOFR + 0.814% Floor 0.700%, Cap 10.500% 09/20/2062	4.780%	12,075	12,088
CMO Series 2012-H21 Class CF
1-month Term SOFR + 0.814% Floor 0.700% 05/20/2061	4.920%	99	99
CMO Series 2012-H21 Class DF
1-month Term SOFR + 0.764% Floor 0.650% 05/20/2061	4.870%	88	88
CMO Series 2012-H25 Class FA
1-month Term SOFR + 0.814% Floor 0.700% 12/20/2061	4.920%	28,008	27,607
CMO Series 2013-H02 Class FD
1-month Term SOFR + 0.454% Floor 0.340%, Cap 10.500% 12/20/2062	4.560%	31,393	31,321
CMO Series 2013-H05 Class FB
1-month Term SOFR + 0.514% Floor 0.400% 02/20/2062	4.499%	1,934	1,916
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H08 Class BF
1-month Term SOFR + 0.514% Floor 0.400%, Cap 10.000% 03/20/2063	4.620%	291,929	290,659
CMO Series 2013-H14 Class FD
1-month Term SOFR + 0.584% Floor 0.470%, Cap 11.000% 06/20/2063	4.690%	103,046	102,978
CMO Series 2013-H17 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 11.000% 07/20/2063	4.770%	15,770	15,784
CMO Series 2013-H18 Class EA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.190% 07/20/2063	4.720%	7,983	7,983
CMO Series 2013-H19 Class FC
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.000% 08/20/2063	4.820%	87,808	87,963
CMO Series 2015-H26 Class FC
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.000% 08/20/2065	4.820%	5,456	5,464
CMO Series 2017-H03 Class FB
1-month Term SOFR + 0.764% Floor 0.650%, Cap 15.000% 06/20/2066	4.870%	179,305	179,687
CMO Series 2018-H04 Class FM
1-month Term SOFR + 0.414% Floor 0.300%, Cap 11.000% 03/20/2068	4.520%	639,377	637,787
CMO Series 2019-H01 Class FL
1-month Term SOFR + 0.564% Floor 0.450%, Cap 11.000% 12/20/2068	4.670%	116,866	116,787
CMO Series 2019-H10 Class FM
1-month Term SOFR + 0.514% Floor 0.400%, Cap 11.000% 05/20/2069	4.620%	476,410	475,758
CMO Series 2020-H13 Class FM
1-month Term SOFR + 0.514% Floor 0.400%, Cap 11.000% 08/20/2070	4.620%	803,493	801,613
CMO Series 2022-H09 Class EF
30-day Average SOFR + 0.450% Floor 0.450%, Cap 11.000% 04/20/2072	4.549%	1,726,115	1,718,684
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-H22 Class FE
30-day Average SOFR + 1.040% Floor 1.040%, Cap 7.500% 09/20/2072	5.139%	1,579,032	1,580,078
Government National Mortgage Association(c),(f)
CMO Series 2010-31 Class ES
-1.0 x 1-month Term SOFR + 4.886% Cap 5.000% 03/20/2040	0.926%	5,111,392	392,806
CMO Series 2011-13 Class S
-1.0 x 1-month Term SOFR + 5.836% Cap 5.950% 01/16/2041	1.877%	3,115,947	329,829
CMO Series 2011-30 Class SB
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 02/20/2041	2.526%	1,459,392	154,863
CMO Series 2015-155 Class SA
-1.0 x 1-month Term SOFR + 5.586% Cap 5.700% 10/20/2045	1.626%	2,243,546	236,810
CMO Series 2017-93 Class CS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2047	2.126%	6,940,729	1,101,830
CMO Series 2018-104 Class SD
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	2.126%	11,196,292	1,409,641
CMO Series 2019-123 Class SP
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2049	2.026%	9,458,606	1,219,690
CMO Series 2019-13 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	2.026%	7,166,628	876,267
CMO Series 2019-30 Class SH
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	1.976%	11,573,450	1,237,227
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-6 Class SJ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	2.026%	6,062,245	725,496
CMO Series 2019-86 Class SG
-1.0 x 1-month Term SOFR + 5.486% Cap 5.600% 07/20/2049	1.526%	2,674,151	180,921
CMO Series 2020-112 Class SB
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	2.176%	3,194,224	466,615
CMO Series 2020-62 Class ES
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	2.076%	29,675,511	3,970,485
CMO Series 2021-49 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	2.226%	16,670,411	2,350,641
CMO Series 2024-134 Class SN
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/20/2054	1.851%	7,225,475	637,912
Government National Mortgage Association(e)
CMO Series 2010-H17 Class XQ
07/20/2060	5.139%	1,353	1,365
CMO Series 2017-H04 Class DA
12/20/2066	4.436%	274	273
Series 2003-72 Class Z
11/16/2045	5.483%	137,990	137,705
Government National Mortgage Association(f)
CMO Series 2013-3 Class IT
01/20/2043	5.000%	2,451,745	497,937
CMO Series 2016-88 Class PI
07/20/2046	4.000%	4,615,428	770,357
CMO Series 2016-89 Class HI
07/20/2046	3.500%	1,715,284	294,675
CMO Series 2017-101 Class AI
07/20/2047	4.000%	3,078,686	511,960
CMO Series 2017-52 Class AI
04/20/2047	6.000%	2,059,015	298,624
CMO Series 2017-68 Class TI
05/20/2047	5.500%	837,923	121,048

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-88 Class JI
09/20/2046	5.500%	1,347,285	226,948
CMO Series 2019-110 Class PI
09/20/2049	3.500%	17,945,131	3,368,703
CMO Series 2019-99 Class AI
08/16/2049	4.000%	4,551,250	938,577
CMO Series 2020-129 Class GI
09/20/2050	3.000%	21,704,489	3,535,566
CMO Series 2020-134 Class AI
09/20/2050	3.000%	8,077,542	1,352,202
CMO Series 2021-57 Class IA
12/20/2050	2.500%	2,657,709	386,424
CMO Series 2021-7 Class BI
01/20/2051	2.000%	35,140,671	4,186,305
CMO Series 2021-7 Class QI
01/20/2051	2.500%	6,772,961	987,703
CMO Series 2021-81 Class IM
05/20/2051	3.500%	3,047,690	560,364
CMO Series 2022-125 Class PI
07/20/2052	5.000%	7,924,069	1,305,691
CMO Series 2023-70 Class JI
06/20/2052	5.500%	2,076,233	346,192
CMO Series 2024-97 Class IO
02/20/2053	5.000%	29,551,665	6,746,985
Government National Mortgage Association(e),(f)
CMO Series 2014-150 Class IO
07/16/2056	0.423%	8,273,690	176,575
CMO Series 2014-H05 Class AI
02/20/2064	1.660%	1,069,686	33,845
CMO Series 2014-H14 Class BI
06/20/2064	1.748%	2,022,792	50,968
CMO Series 2014-H15 Class HI
05/20/2064	1.441%	920,719	45,002
CMO Series 2014-H20 Class HI
10/20/2064	1.374%	158,005	10,436
CMO Series 2015-163 Class IO
12/16/2057	0.729%	1,495,571	54,204
CMO Series 2015-189 Class IG
01/16/2057	0.596%	5,726,489	153,932
CMO Series 2015-30 Class IO
07/16/2056	0.741%	1,978,807	80,253
CMO Series 2015-32 Class IO
09/16/2049	0.568%	3,313,510	69,657
CMO Series 2015-73 Class IO
11/16/2055	0.414%	986,631	11,009
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-9 Class IO
02/16/2049	0.503%	6,005,532	106,271
CMO Series 2015-H22 Class BI
09/20/2065	1.862%	706,100	23,778
CMO Series 2016-72 Class IO
12/16/2055	0.709%	3,993,440	111,765
CMO Series 2020-171 Class IO
10/16/2060	0.957%	5,717,895	385,682
CMO Series 2020-32 Class IA
03/16/2047	4.067%	7,090,452	1,237,794
CMO Series 2021-33 Class IO
10/16/2062	0.844%	7,477,377	482,573
CMO Series 2021-40 Class IO
02/16/2063	0.822%	6,504,964	402,374
CMO Series 2021-H03 Class IO
04/20/2070	0.000%	6,391,620	53,583
CMO Series 2021-H08 Class IA
01/20/2068	0.043%	918,089	7,954
Government National Mortgage Association TBA(d)
12/20/2053	4.500%	18,275,000	17,871,308
12/20/2053- 01/21/2055	5.000%	50,156,000	50,092,017
12/19/2054	4.000%	26,067,000	24,711,426
12/18/2055	2.500%	72,434,000	62,850,495
12/18/2055	3.000%	26,494,000	23,899,643
12/18/2055	3.500%	64,540,000	59,157,465
12/18/2055	5.500%	17,750,000	17,925,328
12/18/2055	6.000%	6,675,000	6,803,162
Seasoned Credit Risk Transfer Trust
CMO Series 2018-2 Class MV (FHLMC)
11/25/2057	3.500%	3,501,601	3,373,234
Uniform Mortgage-Backed Security TBA(d)
12/13/2053- 01/14/2055	2.000%	64,375,000	52,373,785
12/13/2053	3.000%	54,493,000	48,390,606
12/13/2053- 01/14/2055	4.000%	23,536,000	22,413,079
12/13/2053- 01/14/2056	4.500%	60,705,000	59,389,372
12/13/2053- 01/16/2054	5.000%	43,510,000	43,414,065
12/13/2053	5.500%	20,325,000	20,581,218
12/12/2054- 01/14/2055	2.500%	26,800,000	22,799,109
12/12/2054	3.500%	59,875,000	55,375,139
Total Residential Mortgage-Backed Securities - Agency (Cost $3,631,232,042)			3,577,751,966

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 5.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACE Securities Corp. Home Equity Loan Trust(c)
CMO Series 2006-OP1 Class A2D
1-month Term SOFR + 0.594% Floor 0.480% 04/25/2036	4.549%	6,182,202	5,747,032
Ajax Mortgage Loan Trust(b),(m)
CMO Series 2019-F Class A1
07/25/2059	2.860%	2,508,533	2,454,494
Angel Oak Mortgage Trust(b),(m)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	13,179,105	13,082,116
Arroyo Mortgage Trust(b)
CMO Series 2022-1 Class A3
12/25/2056	3.650%	1,000,000	851,332
ATLX Trust(b),(m)
CMO Series 2024-RPL1 Class A1
04/25/2064	3.850%	3,658,958	3,575,723
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/2036	6.000%	181,157	156,179
CMO Series 2006-3 Class 5A3
03/25/2036	5.500%	257,491	236,856
Banc of America Funding Trust(u)
CMO Series 2006-D Class 3A1
05/20/2036	4.900%	516,657	460,924
Banc of America Funding Trust(c)
CMO Series 2007-C Class 7A1
1-month Term SOFR + 0.534% Floor 0.420% 05/20/2047	4.494%	1,071,893	1,008,638
Bayview MSR Opportunity Master Fund Trust(b),(e)
Subordinated CMO Series 2021-5 Class B1
11/25/2051	3.481%	906,816	801,554
Subordinated CMO Series 2022-2 Class B3A
12/25/2051	3.395%	1,371,867	1,174,656
Carrington Mortgage Loan Trust(c)
CMO Series 2006-NC3 Class A3
1-month Term SOFR + 0.264% Floor 0.150%, Cap 12.500% 08/25/2036	4.406%	773,045	752,970
CMO Series 2006-NC3 Class A4
1-month Term SOFR + 0.354% Floor 0.240%, Cap 12.500% 08/25/2036	4.586%	9,300,000	7,989,002
Chase Home Lending Mortgage Trust(b),(e)
CMO Series 2024-6 Class A9A
05/25/2055	6.000%	1,075,356	1,086,991
CMO Series 2024-8 Class B3
08/25/2055	7.058%	1,476,862	1,560,521
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-RPL2 Class A1A
08/25/2064	3.250%	1,119,084	1,011,468
CMO Series 2025-12 Class A9B
09/25/2056	5.500%	3,303,800	3,303,800
CIM Group(b),(e)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	4,219,192	3,860,006
CIM Trust(b),(e)
CMO Series 2019-J2 Class B1
10/25/2049	3.764%	753,816	696,153
CMO Series 2019-R5 Class M2
09/25/2059	3.250%	1,100,000	1,034,359
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	2,849,310	2,630,743
CMO Series 2021-R3 Class A1
06/25/2057	1.951%	3,413,322	3,134,522
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	4,739,223	4,414,493
CMO Series 2023-R1 Class A1A
04/25/2062	5.400%	9,523,275	9,574,927
CMO Series 2023-R3 Class A1A
01/25/2063	4.500%	8,198,806	8,035,944
CMO Series 2024-R1 Class A1
06/25/2064	4.750%	2,359,677	2,353,253
CIM Trust(b),(m)
CMO Series 2025-R1 Class A1
02/25/2099	5.000%	10,058,247	10,011,179
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	137,934	142,431
Citigroup Mortgage Loan Trust(b),(e)
CMO Series 2025-INV1 Class A20
01/25/2055	6.000%	1,300,089	1,315,782
CMO Series 2025-RP1 Class A1
01/25/2064	4.195%	10,573,395	10,034,750
CMO Series 2025-RP1 Class A2
01/25/2064	4.184%	490,540	373,900
CMO Series 2025-RP1 Class B1
01/25/2064	4.184%	196,216	119,962
CMO Series 2025-RP1 Class B2
01/25/2064	4.184%	124,284	66,369
CMO Series 2025-RP1 Class B3
01/25/2064	4.184%	156,973	71,836
CMO Series 2025-RP1 Class B4
01/25/2064	4.184%	149,219	53,606
CMO Series 2025-RP1 Class M1
01/25/2064	4.184%	418,608	302,891

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-RP1 Class M2
01/25/2064	4.184%	261,594	173,153
CMO Series 2025-RP1 Class X
01/25/2064	0.000%	12,466,364	1,247
Citigroup Mortgage Loan Trust(b),(e),(g)
CMO Series 2025-RP1 Class SA
01/25/2064	0.000%	22,869	20,239
Citigroup Mortgage Loan Trust, Inc.(b),(e)
Subordinated CMO Series 2021-J2 Class B3W
07/25/2051	2.769%	435,706	374,395
Connecticut Avenue Securities(b),(c)
CMO Series 2023-R07 Class 2M2
30-day Average SOFR + 3.250% 09/25/2043	7.322%	3,400,000	3,520,264
Connecticut Avenue Securities Trust(b),(c)
CMO Series 2020-SBT1 Class 1M2
30-day Average SOFR + 3.764% 02/25/2040	7.836%	1,500,000	1,546,032
CMO Series 2022-R07 Class 1M2
30-day Average SOFR + 4.650% 06/25/2042	8.722%	2,700,000	2,844,582
CMO Series 2023-R01 Class 1M2
30-day Average SOFR + 3.750% 12/25/2042	7.822%	3,750,000	3,938,552
CMO Series 2024-R02 Class 1M2
30-day Average SOFR + 1.800% Floor 1.800% 02/25/2044	5.872%	1,500,000	1,507,387
CMO Series 2024-R04 Class 1B1
30-day Average SOFR + 2.200% 05/25/2044	6.272%	3,400,000	3,452,166
CMO Series 2024-R04 Class 1M1
30-day Average SOFR + 1.100% 05/25/2044	5.172%	2,483,595	2,485,199
Subordinated CMO Series 2019-R05 Class 1B1
30-day Average SOFR + 4.214% 07/25/2039	8.286%	1,150,841	1,169,542
Subordinated CMO Series 2020-R02 Class 2B1
30-day Average SOFR + 3.114% 01/25/2040	7.186%	5,250,000	5,342,715
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-R02 Class 2B1
30-day Average SOFR + 4.500% 01/25/2042	8.572%	1,000,000	1,033,385
Subordinated CMO Series 2022-R04 Class 1B1
30-day Average SOFR + 5.250% 03/25/2042	9.322%	750,000	788,006
Subordinated CMO Series 2024-R03 Class 2B1
30-day Average SOFR + 2.800% 03/25/2044	6.872%	1,000,000	1,033,044
COOPR Residential Mortgage Trust(b),(m)
CMO Series 2025-CES2 Class A1A
06/25/2060	5.502%	6,449,299	6,525,998
Countrywide Home Loan Mortgage Pass-Through Trust(e)
CMO Series 2007-HY5 Class 1A1
09/25/2047	5.035%	276,710	215,741
Credit Suisse Mortgage Capital Trust(b),(e)
CMO Series 2021-RP11 Class PT
10/25/2061	3.727%	6,541,545	5,475,794
Credit Suisse Mortgage Trust(b),(e)
CMO Series 2022-ATH2 Class A1
05/25/2067	4.547%	4,859,411	4,892,279
Credit-Based Asset Servicing & Securitization LLC(m)
CMO Series 2007-CB1 Class AF3
01/25/2037	3.171%	3,169,435	876,485
Cross Mortgage Trust(b),(e)
CMO Series 2025-H5 Class A1
07/25/2070	5.509%	5,150,676	5,196,112
CMO Series 2025-H7 Class A1
09/25/2070	4.934%	4,752,252	4,751,539
CSMC Trust(b),(e)
CMO Series 2018-RPL4 Class PT
04/25/2058	4.703%	1,125,288	1,069,349
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	3,852,507	3,738,615
CMO Series 2021-NQM6 Class A1
07/25/2066	1.174%	5,877,492	5,082,881
CMO Series 2022-NQM1 Class A1
11/25/2066	2.265%	10,325,079	9,507,937
CMO Series 2022-RPL4 Class A1
04/25/2062	3.904%	2,076,494	2,007,628
CSMCM Trust(b)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	271,544	214,079
Deephaven Residential Mortgage Trust(b),(e)
CMO Series 2021-4 Class M1
11/25/2066	3.257%	2,000,000	1,620,306
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deephaven Residential Mortgage Trust(b),(m)
CMO Series 2024-1 Class A1
07/25/2069	5.735%	10,350,154	10,443,819
Downey Savings & Loan Association Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1A
1-month Term SOFR + 0.694% Floor 0.580%, Cap 11.000% 10/19/2045	4.653%	954,476	895,842
CMO Series 2006-AR2 Class 2A1A
1-month Term SOFR + 0.314% Floor 0.200% 10/19/2036	4.346%	1,575,837	1,071,641
Ellington Financial Mortgage Trust(b),(m)
CMO Series 2025-INV3 Class A1
07/25/2070	5.444%	3,904,841	3,936,510
FIGRE Trust(b),(e)
CMO Series 2025-HE7 Class A
11/25/2055	5.150%	7,000,000	7,010,988
First Franklin Mortgage Loan Trust(c)
CMO Series 2006-FF18 Class A2D
1-month Term SOFR + 0.324% Floor 0.210%, Cap 5.350% 12/25/2037	3.780%	1,009,892	940,526
CMO Series 2007-FF2 Class A2B
1-month Term SOFR + 0.214% Floor 0.100% 03/25/2037	4.135%	2,943,424	1,405,287
First Horizon Mortgage Pass-Through Trust(e)
CMO Series 2007-AR1 Class 1A1
05/25/2037	5.185%	197,239	77,512
Flagstar Mortgage Trust(b),(e)
Subordinated CMO Series 2019-2 Class B1
12/25/2049	3.999%	797,406	738,266
Subordinated CMO Series 2019-2 Class B2
12/25/2049	3.999%	852,840	790,800
Subordinated CMO Series 2021-12 Class B2
11/25/2051	2.982%	1,174,535	980,118
Freddie Mac Seasoned Credit Risk Transfer Trust(e)
CMO Series 2018-3 Class MA
08/25/2057	3.500%	4,598,243	4,478,954
Freddie Mac STACR Remic Trust(b),(c)
CMO Series 2022-DNA2 Class M2
30-day Average SOFR + 3.750% 02/25/2042	7.822%	4,500,000	4,638,934
CMO Series 2025-HQA1 Class M2
30-day Average SOFR + 1.650% 02/25/2045	5.722%	1,500,000	1,502,878
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR REMIC Trust(b),(c)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.722%	389,584	390,448
CMO Series 2021-DNA6 Class M2
30-day Average SOFR + 1.500% 10/25/2041	5.572%	9,589,003	9,625,622
CMO Series 2021-HQA3 Class M2
30-day Average SOFR + 2.100% 09/25/2041	6.172%	2,410,000	2,427,536
CMO Series 2021-HQA4 Class M2
30-day Average SOFR + 2.350% 12/25/2041	6.422%	3,000,000	3,036,139
CMO Series 2022-DNA1 Class M2
30-day Average SOFR + 2.500% 01/25/2042	6.572%	4,875,000	4,952,179
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	6.972%	4,140,000	4,249,216
CMO Series 2022-HQA3 Class M2
30-day Average SOFR + 5.350% 08/25/2042	9.422%	1,500,000	1,602,510
CMO Series 2024-HQA2 Class M2
30-day Average SOFR + 1.800% 08/25/2044	5.872%	3,500,000	3,519,413
Subordinated CMO Series 2021-DNA6 Class B1
30-day Average SOFR + 3.400% 10/25/2041	7.472%	2,000,000	2,036,859
Subordinated CMO Series 2021-DNA7 Class M2
30-day Average SOFR + 1.800% 11/25/2041	5.872%	960,000	965,937
Subordinated CMO Series 2021-HQA3 Class B1
30-day Average SOFR + 3.350% 09/25/2041	7.422%	620,000	630,071
Subordinated CMO Series 2022-DNA6 Class M2
30-day Average SOFR + 5.750% 09/25/2042	9.822%	6,000,000	6,477,058

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(b),(c)
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	8.072%	1,805,000	1,986,608
Subordinated CMO Series 2021-DNA7 Class B1
30-day Average SOFR + 3.650% 11/25/2041	7.722%	710,000	726,387
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	8.822%	2,000,000	2,085,739
Galton Funding Mortgage Trust(b),(e)
CMO Series 2019-1 Class B1
02/25/2059	4.250%	1,453,340	1,413,955
Subordinated CMO Series 2018-2 Class B2
10/25/2058	4.750%	390,416	383,416
Subordinated CMO Series 2019-1 Class B2
02/25/2059	4.500%	818,343	802,517
GCAT Trust(b),(e)
CMO Series 2025-INV2 Class A1
05/25/2055	6.000%	12,306,096	12,508,473
CMO Series 2025-INV4 Class B3
08/25/2055	7.280%	2,816,966	3,020,009
Genworth Mortgage Insurance Corp.(b),(c)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	6.972%	114,527	114,683
GS Mortgage Backed Securities Trust(b),(m)
CMO Series 2025-CES1 Class A1A
05/25/2055	5.568%	5,827,382	5,870,491
GS Mortgage-Backed Securities Corp. Trust(b),(e)
CMO Series 2019-PJ3 Class A1
03/25/2050	3.500%	7,388	6,963
CMO Subordinated Series 2021-PJ3 Class B3
08/25/2051	2.649%	614,818	497,737
GS Mortgage-Backed Securities Trust(b),(e)
CMO Series 2021-PJ10 Class A8
03/25/2052	2.500%	671,277	604,938
CMO Series 2021-PJ11 Class B3
04/25/2052	2.853%	886,037	722,033
CMO Series 2023-PJ4 Class A3
01/25/2054	6.000%	1,687,536	1,713,179
Subordinated CMO Series 2021-GR3 Class B3
04/25/2052	3.375%	929,414	799,824
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage-Backed Securities Trust(b),(c)
CMO Series 2024-HE1 Class A1
30-day Average SOFR + 1.600% Floor 1.600% 08/25/2054	5.783%	4,874,865	4,892,240
CMO Series 2024-HE2 Class A1
30-day Average SOFR + 1.500% Floor 1.500% 01/25/2055	5.572%	3,223,788	3,228,959
GS Mortgage-Backed Securities Trust(b),(m)
CMO Series 2025-DSC2 Class A1
01/25/2066	5.038%	5,959,665	5,957,396
CMO Series 2025-NQM2 Class A1
06/25/2065	5.648%	4,168,324	4,208,562
CMO Series 2025-NQM3 Class A1
11/25/2065	5.137%	4,197,230	4,204,027
GSAMP Trust(c)
CMO Series 2004-OPT Class M1
1-month Term SOFR + 0.984% Floor 0.870% 11/25/2034	4.939%	543,126	529,695
GSR Mortgage Loan Trust(e)
CMO Series 2006-AR2 Class 2A1
04/25/2036	4.148%	765,084	452,406
HarborView Mortgage Loan Trust(c)
CMO Series 2006-10 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200% 11/19/2036	4.546%	4,843,607	3,933,852
HOMES Trust(b),(m)
CMO Series 2025-NQM1 Class A1
01/25/2070	5.554%	7,600,832	7,658,297
HOMES Trust(b),(e)
CMO Series 2025-NQM5 Class A1
09/25/2070	5.027%	4,000,000	4,002,992
JPMorgan Alternative Loan Trust(c)
CMO Series 2007-S1 Class A1
1-month Term SOFR + 0.674% Floor 0.560%, Cap 11.500% 04/25/2047	4.629%	1,712,242	1,649,598
JPMorgan Mortgage Trust(b),(e)
CMO Series 2018-5 Class A13
10/25/2048	3.500%	754,850	685,467
CMO Series 2018-6 Class 1A10
12/25/2048	3.500%	108,681	99,126
CMO Series 2019-1 Class A3
05/25/2049	4.000%	182,944	171,275
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-2 Class A3
08/25/2049	4.000%	47,382	44,813
CMO Series 2019-5 Class A3
11/25/2049	4.000%	120,527	113,342
CMO Series 2019-8 Class A15
03/25/2050	3.500%	102,654	93,624
CMO Series 2019-HYB1 Class B1
10/25/2049	4.987%	850,100	861,286
CMO Series 2019-INV2 Class A3
02/25/2050	3.500%	97,107	89,932
CMO Series 2019-LTV3 Class B3
03/25/2050	4.303%	1,422,240	1,342,046
CMO Series 2020-1 Class A15
06/25/2050	3.500%	341,136	309,577
CMO Series 2020-2 Class A15
07/25/2050	3.500%	224,327	201,733
CMO Series 2020-5 Class A15
12/25/2050	3.000%	166,748	144,827
CMO Series 2020-5 Class B1
12/25/2050	3.570%	870,186	783,589
CMO Series 2024-1 Class A9
06/25/2054	6.000%	745,913	753,984
CMO Series 2024-9 Class A9A
02/25/2055	5.500%	1,208,929	1,208,929
CMO Series 2025-DSC2 Class A1
10/25/2065	5.195%	8,489,010	8,537,345
CMO Series 2025-NQM3 Class A1
11/25/2065	5.495%	4,668,065	4,712,612
CMO Series 2025-VIS2 Class A1
01/25/2063	5.385%	5,783,009	5,833,107
Subordinated CMO Series 2017-1 Class B4
01/25/2047	3.447%	341,474	315,024
Subordinated CMO Series 2017-3 Class B1
08/25/2047	3.791%	986,612	924,632
Subordinated CMO Series 2017-6 Class B2
12/25/2048	3.779%	460,057	425,853
Subordinated CMO Series 2018-8 Class B1
01/25/2049	4.042%	976,964	911,634
Subordinated CMO Series 2018-8 Class B2
01/25/2049	4.042%	814,137	759,381
Subordinated CMO Series 2019-2 Class B2
08/25/2049	4.444%	1,892,893	1,809,634
Subordinated CMO Series 2019-6 Class B1
12/25/2049	4.242%	825,967	782,487
Subordinated CMO Series 2019-8 Class B3A
03/25/2050	3.386%	1,682,892	1,518,458
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2019-LTV1 Class B2
06/25/2049	4.605%	1,051,053	1,025,538
Subordinated CMO Series 2019-LTV2 Class B2
12/25/2049	4.682%	791,743	768,352
Subordinated CMO Series 2019-LTV2 Class B3
12/25/2049	4.682%	659,785	640,293
Subordinated CMO Series 2020-8 Class B2
03/25/2051	3.494%	1,715,452	1,537,249
Subordinated CMO Series 2021-14 Class B2
05/25/2052	3.147%	1,358,085	1,166,021
Subordinated CMO Series 2023-10 Class B3
05/25/2054	6.222%	968,592	976,120
Subordinated CMO Series 2023-8 Class B3
02/25/2054	6.195%	1,934,455	1,941,823
JPMorgan Mortgage Trust(b),(c)
CMO Series 2018-7FRB Class A1
1-month Term SOFR + 0.864% 04/25/2046	4.856%	305,576	300,239
CMO Series 2023-HE2 Class A1
30-day Average SOFR + 1.700% 03/25/2054	5.884%	239,221	240,300
CMO Series 2023-HE3 Class A1
30-day Average SOFR + 1.600% 05/25/2054	5.784%	259,867	260,969
CMO Series 2024-HE2 Class A1
30-day Average SOFR + 1.200% 10/25/2054	5.299%	470,970	471,351
JPMorgan Mortgage Trust(b)
CMO Series 2023-6 Class A2
12/26/2053	6.000%	853,387	866,688
JPMorgan Trust(b),(e)
Subordinated CMO Series 2015-3 Class B3
05/25/2045	3.569%	300,034	284,521
Legacy Mortgage Asset Trust(b),(m)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	775,922	776,324
CMO Series 2025-PR1 Class A1
01/25/2061	6.000%	9,263,964	9,284,434
Lehman XS Trust(c)
CMO Series 2005-5N Class 3A1A
1-month Term SOFR + 0.414% Floor 0.300% 11/25/2035	4.087%	39,726	39,711

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-2N Class 1A1
1-month Term SOFR + 0.634% Floor 0.520% 02/25/2046	4.589%	915,942	837,523
LHOME Mortgage Trust(b),(m)
CMO Series 2024-RTL4 Class A1
07/25/2039	5.921%	2,000,000	2,015,868
CMO Series 2024-RTL5 Class A1
09/25/2039	5.323%	5,000,000	5,019,742
CMO Series 2025-RTL1 Class A1
01/25/2040	5.652%	5,100,000	5,151,687
LHOME Mortgage Trust(b),(e)
CMO Series 2025-RTL2 Class A1
04/25/2040	5.612%	3,000,000	3,017,132
Long Beach Mortgage Loan Trust(c)
CMO Series 2006-10 Class 1A
1-month Term SOFR + 0.414% Floor 0.300% 11/25/2036	4.369%	2,986,260	2,133,695
CMO Series 2006-11 Class 2A2
1-month Term SOFR + 0.214% Floor 0.100% 12/25/2036	4.269%	27,644,326	9,518,563
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/2034	5.500%	242,619	241,961
Mello Mortgage Capital Acceptance Trust(b),(e)
Subordinated CMO Series 2021-INV1 Class B3
06/25/2051	2.952%	1,818,602	1,525,281
Merrill Lynch First Franklin Mortgage Loan Trust(c)
CMO Series 2007-1 Class A2D
1-month Term SOFR + 0.794% Floor 0.680% 04/25/2037	4.749%	14,308,727	5,394,732
MFA Trust(b),(m)
CMO Series 2025-NQM2 Class A1
05/27/2070	5.675%	7,542,346	7,611,676
Morgan Stanley Residential Mortgage Loan Trust(b),(e)
CMO Series 2025-DSC2 Class A1
07/25/2070	5.443%	5,169,670	5,212,638
CMO Series 2025-NQM9 Class A1
09/25/2070	5.016%	3,000,000	3,009,078
Subordinated CMO Series 2024-4 Class B3
09/25/2054	6.970%	1,475,382	1,542,999
Morgan Stanley Residential Mortgage Loan Trust(b),(m)
CMO Series 2025-NQM4 Class A1
06/25/2070	5.588%	3,144,160	3,173,562
CMO Series 2025-NQM7 Class A1
09/25/2070	4.984%	6,061,562	6,061,220
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MortgageIT Trust(c)
CMO Series 2005-5 Class A1
1-month Term SOFR + 0.634% Floor 0.520%, Cap 11.500% 12/25/2035	4.589%	272,412	272,683
New Residential Mortgage Loan Trust(b),(c)
CMO Series 2018-4A Class A1S
1-month Term SOFR + 0.864% Floor 0.750% 01/25/2048	4.819%	524,549	522,629
New Residential Mortgage Loan Trust(b),(e)
CMO Series 2024-NQM2 Class A1
09/25/2064	5.117%	6,739,338	6,772,401
CMO Series 2025-NQM4 Class A1
07/25/2065	5.350%	3,755,443	3,786,183
New Residential Mortgage Loan Trust(b),(m)
CMO Series 2024-NQM3 Class A1
11/25/2064	5.466%	8,749,844	8,900,128
NLT Trust(b),(m)
CMO Series 2025-CES1 Class A1
08/25/2060	5.038%	4,044,222	4,042,987
CMO Series 2025-INV1 Class A1
02/25/2070	5.506%	7,363,817	7,457,067
CMO Series 2025-INV1 Class A2
02/25/2070	5.708%	825,345	833,021
CMO Series 2025-INV1 Class A3
02/25/2070	5.860%	1,417,173	1,429,606
NLT Trust(b),(e),(f)
CMO Series 2025-INV1 Class AIOS
02/25/2070	0.400%	11,246,356	84,304
NLT Trust(b),(e)
CMO Series 2025-INV1 Class B1
02/25/2070	6.596%	443,000	441,338
CMO Series 2025-INV1 Class B2
02/25/2070	6.596%	348,000	339,177
CMO Series 2025-INV1 Class B3
02/25/2070	6.596%	218,000	199,757
CMO Series 2025-INV1 Class M1
02/25/2070	6.314%	631,000	639,883
NLT Trust(b),(e),(f),(j),(k)
CMO Series 2025-INV1 Class XS
02/25/2070	0.889%	11,246,356	253,043
NYMT Loan Trust(b),(e)
CMO Series 2024-CP1 Class A1
02/25/2068	3.750%	2,474,661	2,358,447
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re VI Ltd.(b),(c)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	7.072%	252,600	253,482
Oaktown Re VII Ltd.(b),(c)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 04/25/2034	7.083%	1,136,879	1,147,246
CMO Series 2021-2 Class M1C
30-day Average SOFR + 3.350% Floor 3.350% 04/25/2034	7.533%	2,000,000	2,037,297
OBX Trust(b),(e)
CMO Series 2019-INV2 Class A25
05/27/2049	4.000%	66,316	62,004
CMO Series 2025-NQM13 Class A1
05/25/2065	5.441%	6,051,165	6,100,667
OBX Trust(b),(c)
CMO Series 2025-HE1 Class A1
30-day Average SOFR + 1.600% Floor 1.600% 02/25/2055	5.783%	5,629,984	5,656,882
OBX Trust(b),(m)
CMO Series 2025-NQM10 Class A1
05/25/2065	5.453%	3,074,620	3,098,626
CMO Series 2025-NQM11 Class A1
05/25/2065	5.418%	5,593,009	5,635,182
CMO Series 2025-NQM15 Class A1
07/27/2065	5.143%	3,835,840	3,849,193
CMO Series 2025-NQM4 Class A1
02/25/2055	5.400%	4,137,814	4,163,624
CMO Series 2025-NQM8 Class A1
03/25/2065	5.472%	7,659,835	7,721,792
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates(c)
CMO Series 2005-4 Class M2
1-month Term SOFR + 0.864% Floor 0.750% 11/25/2035	4.819%	10,274,439	10,148,301
PMT Issuer Trust(b),(c)
CMO Series 2024-FT1 Class A
1-month Term SOFR + 2.750% Floor 2.750% 12/25/2027	6.704%	10,000,000	10,088,829
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PMT Loan Trust(b),(e)
CMO Series 2025-J3 Class A29
11/27/2056	5.500%	1,447,568	1,447,568
PRET LLC(b),(m)
CMO Series 2025-NPL6 Class A1
06/25/2055	5.744%	4,638,582	4,647,791
PRET Trust(b),(e)
CMO Series 2024-RPL2 Class A1
06/25/2064	4.075%	3,333,039	3,222,836
Provident Funding Mortgage Trust(b),(e)
CMO Series 2025-2 Class A13
06/25/2055	6.000%	1,267,502	1,280,920
CMO Series 2025-3 Class A13
08/25/2055	6.000%	1,429,187	1,445,544
PRPM LLC(b),(m)
CMO Series 2024-RPL2 Class A1
05/25/2054	3.500%	1,007,554	983,448
CMO Series 2025-RPL1 Class A1
03/25/2055	4.000%	3,831,952	3,776,785
CMO Series 2025-RPL1 Class A2
03/25/2055	4.000%	758,000	713,476
CMO Series 2025-RPL1 Class A3
03/25/2055	4.000%	447,000	415,710
CMO Series 2025-RPL1 Class M1A
03/25/2055	4.000%	436,000	408,221
CMO Series 2025-RPL1 Class M1B
03/25/2055	4.000%	154,000	140,978
PRPM LLC(b)
CMO Series 2025-RCF1 Class A1
02/25/2055	4.500%	3,198,914	3,178,601
PRPM Trust(b),(m)
CMO Series 2024-NQM2 Class A2
06/25/2069	6.631%	7,172,998	7,305,035
CMO Series 2024-NQM4 Class A1
12/26/2069	5.674%	11,095,206	11,206,299
CMO Series 2025-NQM1 Class A1
11/25/2069	5.802%	5,378,111	5,433,010
CMO Series 2025-NQM2 Class A1
04/25/2070	5.688%	6,622,340	6,688,012
RALI Trust(e),(f)
CMO Series 2006-QS18 Class 1AV
12/25/2036	0.490%	14,542,220	248,769
CMO Series 2007-QS1 Class 2AV
01/25/2037	0.152%	16,850,643	113,981
Rate Mortgage Trust(b),(e)
CMO Series 2025-J3 Class A26
11/25/2055	6.000%	2,976,000	3,010,061

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCKT Mortgage Trust(b),(m)
CMO Series 2024-CES8 Class A1A
11/25/2044	5.490%	8,685,956	8,743,593
RCKT Mortgage Trust(b),(e)
CMO Series 2025-CES8 Class A1A
08/25/2055	5.148%	5,460,808	5,491,498
Subordinated CMO Series 2019-1 Class B4
09/25/2049	3.890%	3,187,231	2,906,836
RFMSI Trust(e)
CMO Series 2005-SA5 Class 1A
11/25/2035	3.835%	418,441	196,553
CMO Series 2006-SA4 Class 2A1
11/25/2036	5.433%	102,761	86,521
Santander Mortgage Asset Receivable Trust(b),(m)
CMO Series 2025-CES1 Class A1A
09/25/2055	5.036%	3,948,340	3,947,034
CMO Series 2025-NQM3 Class A1
05/25/2065	5.599%	5,214,765	5,262,602
Santander Mortgage Asset Receivable Trust(b),(e)
CMO Series 2025-NQM5 Class A1
08/25/2065	5.067%	6,872,071	6,880,513
Seasoned Credit Risk Transfer Trust(m)
CMO Series 2017-3SC Class HT (FHLMC)
07/25/2056	3.250%	14,879,970	13,451,850
Seasoned Credit Risk Transfer Trust
CMO Series 2017-4 Class M45T
06/25/2057	4.500%	1,889,734	1,853,949
CMO Series 2018-2 Class HT (FHLMC)
11/25/2057	3.000%	909,443	803,372
CMO Series 2018-3 Class HT (FHLMC)
08/25/2057	3.000%	310,497	272,499
CMO Series 2018-4 Class HT (FHLMC)
03/25/2058	3.000%	211,242	184,196
CMO Series 2019-1 Class HT (FHLMC)
07/25/2058	3.000%	836,244	735,980
CMO Series 2019-2 Class HT (FHLMC)
08/25/2058	3.000%	150,985	133,354
CMO Series 2019-3 Class HT (FHLMC)
10/25/2058	3.000%	61,915	54,602
Sequoia Mortgage Trust(b),(e)
CMO Series 2019-4 Class A19
11/25/2049	3.500%	110,268	99,945
CMO Series 2021-5 Class A19
07/25/2051	2.500%	573,765	479,491
CMO Series 2024-3 Class A19
04/25/2054	6.000%	2,332,397	2,357,634
CMO Series 2024-4 Class A19
05/25/2054	6.000%	911,516	921,379
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-8 Class A20
09/25/2054	5.500%	588,489	588,489
CMO Series 2025-10 Class A28
11/25/2055	6.000%	3,366,607	3,405,138
CMO Series 2025-2 Class A19
03/25/2055	6.000%	1,174,303	1,187,009
CMO Series 2025-2 Class A5
03/25/2055	5.500%	5,612,882	5,632,405
Subordinated CMO Series 2018-6 Class B1
07/25/2048	4.166%	972,044	936,480
Subordinated CMO Series 2019-2 Class B2
06/25/2049	4.261%	1,506,521	1,464,449
Subordinated CMO Series 2020-3 Class B2
04/25/2050	3.304%	909,009	815,169
Subordinated CMO Series 2023-3 Class B3
09/25/2053	6.094%	1,349,320	1,358,192
Shentel Issuer LLC(b),(d)
CMO Series 2025-1A Class A2
12/20/2055	5.640%	5,090,000	5,119,379
Starwood Mortgage Residential Trust(b),(e)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	3,660,012	3,251,222
Structured Adjustable Rate Mortgage Loan Trust(e)
CMO Series 2004-20 Class 1A2
01/25/2035	4.741%	228,286	219,758
CMO Series 2006-5 Class 1A1
06/25/2036	5.053%	509,433	468,866
Toorak Mortgage Corp., Ltd.(b),(m)
CMO Series 2022-INV2 Class A1
06/25/2057	4.350%	4,338,561	4,317,190
Towd Point Mortgage Trust(b),(m)
CMO Series 2024-CES6 Class A1
11/25/2064	5.725%	11,784,435	11,891,642
Verus Securitization Trust(b),(m)
CMO Series 2024-9 Class A3
11/25/2069	5.894%	6,930,557	6,979,730
WaMu Asset-Backed Certificates Trust(c)
CMO Series 2007-HE1 Class 2A3
1-month Term SOFR + 0.414% Floor 0.300% 01/25/2037	4.369%	2,982,463	1,361,988
WaMu Mortgage Pass-Through Certificates Trust(e)
CMO Series 2003-AR8 Class A
08/25/2033	5.262%	140,431	138,249
CMO Series 2004-AR4 Class A6
06/25/2034	5.394%	1,189,470	1,163,284
CMO Series 2004-AR7 Class A6
07/25/2034	5.197%	384,166	363,600
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-HY1 Class 3A3
02/25/2037	4.083%	1,755,597	1,509,399
CMO Series 2007-HY3 Class 1A1
03/25/2037	3.797%	331,728	278,692
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2005-AR11 Class A1A
1-month Term SOFR + 0.754% Floor 0.640%, Cap 10.500% 08/25/2045	4.709%	391,677	394,422
CMO Series 2005-AR17 Class A1A1
1-month Term SOFR + 0.654% Floor 0.540%, Cap 10.500% 12/25/2045	4.609%	1,416,058	1,320,820
CMO Series 2005-AR2 Class 2A1A
1-month Term SOFR + 0.734% Floor 0.620%, Cap 10.500% 01/25/2045	4.689%	290,530	292,579
CMO Series 2005-AR9 Class A1A
1-month Term SOFR + 0.754% Floor 0.640%, Cap 10.500% 07/25/2045	4.709%	332,655	327,456
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	4.968%	949,448	908,560
CMO Series 2006-AR5 Class A12A
1-year MTA + 0.980% Floor 0.980% 06/25/2046	5.008%	281,869	268,161
Wells Fargo Mortgage-Backed Securities Trust(b),(e)
CMO Series 2019-1 Class A1
11/25/2048	3.917%	19,567	18,688
Subordinated CMO Series 2018-1 Class B3
07/25/2047	3.646%	927,299	842,567
Subordinated CMO Series 2020-1 Class B3
12/25/2049	3.362%	1,731,367	1,550,589
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $730,569,551)			719,367,456

Senior Loans 0.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
HDI Aerospace Intermediate Holding III Corp.(c),(v)
Term Loan
3-month Term SOFR + 3.750% 02/11/2032	7.687%	407,950	408,207
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(c),(v)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	6.502%	512,308	513,031
Tranche K Term Loan
3-month Term SOFR + 2.250% 03/22/2030	6.252%	454,312	454,757
Tranche M Term Loan
3-month Term SOFR + 2.500% 08/19/2032	6.502%	597,327	598,497
Total			1,974,492
Apartment REIT 0.0%
Invitation Homes Operating Partnership LP(c),(j),(v)
Term Loan
1-month Term SOFR + 0.850% 09/09/2028	4.909%	3,206,777	3,198,760
Automotive 0.1%
Tenneco, Inc.(c),(v)
Tranche A 1st Lien Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 11/17/2028	8.739%	2,380,841	2,322,439
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750% 11/17/2028	8.989%	2,975,000	2,908,063
Total			5,230,502
Brokerage/Asset Managers/Exchanges 0.0%
First Eagle Holdings, Inc.(c),(t),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 1.750% 08/16/2032	1.750%	36,584	36,511
First Eagle Holdings, Inc.(c),(v)
Term Loan
1-month Term SOFR + 3.500% 08/16/2032	7.459%	214,279	213,848
Jane Street Group LLC(c),(v)
Term Loan
3-month Term SOFR + 2.000% 12/15/2031	5.822%	880,212	871,031
Total			1,121,390
Building Materials 0.0%
DG Investment Intermediate Holdings 2, Inc.(c),(v)
1st Lien Term Loan
1-month Term SOFR + 3.750% 07/09/2032	7.666%	550,000	550,858

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
Charter Communications Operating LLC(c),(v)
Tranche B5 Term Loan
3-month Term SOFR + 2.250% 12/15/2031	6.235%	659,629	657,794
Virgin Media Bristol LLC(c),(v)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	6.573%	78,776	78,701
Total			736,495
Construction Machinery 0.0%
Oregon Tool, Inc.(c),(v)
Tranche B2 2nd Lien Term Loan
3-month Term SOFR + 4.000% 10/15/2029	8.140%	595,628	434,314
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(c),(v)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.266%	250,853	251,149
BCPE Empire Holdings, Inc.(c),(v)
1st Lien Term Loan
1-month Term SOFR + 3.250% 12/11/2030	7.166%	534,992	534,243
Cast & Crew LLC(c),(v)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	7.666%	177,366	118,816
Delivery Hero SE(c),(v)
Term Loan
3-month Term SOFR + 5.000% Floor 0.500% 12/12/2029	8.843%	718,775	719,975
Ingenovis Health, Inc.(c),(v)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 03/06/2028	8.334%	204,897	64,543
3-month Term SOFR + 4.250% Floor 0.500% 03/06/2028	8.172%	402,681	124,078
KUEHG Corp.(c),(t),(v)
Term Loan
3-month Term SOFR + 2.750% 06/12/2030	6.752%	198,690	187,800
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
TripAdvisor, Inc.(c),(v)
Tranche B Term Loan
1-month Term SOFR + 2.750% 07/08/2031	6.666%	338,214	311,370
TruGreen LP(c),(v)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 11/02/2027	8.016%	493,514	482,533
Total			2,794,507
Consumer Products 0.0%
Majordrive Holdings IV LLC(c),(t),(v)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 06/01/2028	8.263%	122,379	109,394
Osmosis Buyer Ltd.(c),(v)
Tranche B Term Loan
3-month Term SOFR + 3.000% 07/31/2028	6.906%	250,890	251,507
Total			360,901
Diversified Manufacturing 0.0%
Cleanova US Holdings LLC(c),(j),(v)
Term Loan
3-month Term SOFR + 4.750% 06/14/2032	8.808%	220,115	220,115
Pelican Products, Inc.(c),(v)
1st Lien Term Loan
3-month Term SOFR + 4.250% 12/29/2028	8.513%	414,399	368,301
WEC US Holdings Ltd.(c),(v)
Term Loan
1-month Term SOFR + 2.000% 01/27/2031	5.984%	332,872	333,165
Total			921,581
Electric 0.0%
Alpha Generation LLC(c),(v)
Tranche B Term Loan
1-month Term SOFR + 2.000% 09/30/2031	5.916%	744,205	745,292
Calpine Corp.(c),(v)
Term Loan
1-month Term SOFR + 1.750% 01/31/2031	5.666%	1,077,816	1,076,899
1-month Term SOFR + 1.750% 02/15/2032	5.666%	831,577	830,928
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cornerstone Generation LLC(c),(v)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/11/2032	7.093%	181,122	182,839
South Field Energy LLC(c),(v)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/29/2031	7.002%	229,600	231,035
Tranche C Term Loan
3-month Term SOFR + 3.000% 08/29/2031	7.002%	13,800	13,887
Vistra Operations Co. LLC(c),(v)
Term Loan
1-month Term SOFR + 1.750% 12/20/2030	5.666%	460,363	460,696
Total			3,541,576
Environmental 0.0%
Action Environmental Group, Inc. (The)(c),(t),(v)
Term Loan
3-month Term SOFR + 3.250% 10/24/2030	7.252%	249,086	248,932
Finance Companies 0.0%
Avolon Borrower 1 US LLC(c),(v)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 06/22/2030	5.710%	1,801,186	1,807,165
Ziggo Financing Partnership(c),(v)
Term Loan
6-month Term SOFR + 2.500% 04/30/2028	6.706%	66,191	66,146
Tranche N Term Loan
6-month Term SOFR + 3.250% 01/15/2033	7.027%	433,534	426,221
Total			2,299,532
Food and Beverage 0.1%
BCPE North Star US Holdco 2, Inc.(c),(v)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 06/09/2028	8.030%	479,791	477,219
C&S Wholesale Grocers, Inc.(c),(v)
Term Loan
3-month Term SOFR + 5.000% 09/20/2030	9.003%	769,860	757,350
Celsius, Inc.(c),(v)
Term Loan
3-month Term SOFR + 2.500% 04/01/2032	6.476%	352,421	354,183
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Naked Juice LLC(c),(v)
Term Loan
3-month Term SOFR + 3.250% 01/24/2029	7.352%	370,621	264,731
3-month Term SOFR + 5.500% Floor 1.000% 01/24/2029	9.502%	1,922,196	1,925,559
3-month Term SOFR + 1.000% 01/24/2030	5.102%	68,895	25,535
United Natural Foods, Inc.(c),(v)
Term Loan
1-month Term SOFR + 4.750% 05/01/2031	8.666%	440,872	443,297
Total			4,247,874
Gaming 0.0%
DraftKings, Inc.(c),(v)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/04/2032	5.756%	413,725	410,846
Flutter Entertainment PLC(c),(v)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	5.752%	507,147	504,930
Voyager Parent LLC(c),(v)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750% 07/01/2032	8.752%	666,001	665,948
Total			1,581,724
Health Care 0.1%
ADMI Corp./Aspen Dental(c),(v)
Term Loan
1-month Term SOFR + 3.375% Floor 0.500% 12/23/2027	7.405%	180,602	167,790
Bausch & Lomb Corp.(c),(v)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 09/29/2028	7.916%	435,776	436,595
Cotiviti, Inc.(c),(v)
Term Loan
1-month Term SOFR + 2.750% 03/26/2032	6.734%	246,369	236,310
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(c),(v)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.675% Floor 0.500% 07/06/2029	7.677%	316,096	318,072

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Heartland Dental LLC(c),(v)
Term Loan
1-month Term SOFR + 3.750% 08/25/2032	7.666%	597,283	599,397
Iqvia, Inc.(c),(v)
Tranche B5 Term Loan
3-month Term SOFR + 1.750% 01/02/2031	5.752%	638,935	642,289
ModivCare, Inc.(c),(v),(x)
Debtor in Possession Delayed Draw Term Loan
1-month Term SOFR + 7.000% 02/22/2026	11.006%	166,567	161,570
Debtor in Possession Term Loan
1-month Term SOFR + 7.000% 02/22/2026	10.951%	312,627	303,248
ModivCare, Inc.(c),(v)
Term Loan
3-month Term SOFR + 11.500% 01/12/2026	13.435%	727,804	298,400
3-month Term SOFR + 6.750% 07/01/2031	10.752%	1,560,643	639,864
Soliant Lower Intermediate LLC(c),(t),(v)
Term Loan
6-month Term SOFR + 3.750% 07/18/2031	7.794%	713,954	597,937
Star Parent, Inc.(c),(v)
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/27/2030	8.002%	146,325	146,495
Total			4,547,967
Healthcare REIT 0.1%
Healthpeak OP LLC(c),(j),(v)
Tranche A1 Term Loan
1-month Term SOFR + 0.840% 08/20/2027	4.756%	1,111,953	1,098,054
Tranche A2 Term Loan
1-month Term SOFR + 0.840% 02/22/2027	4.756%	1,111,954	1,098,054
Tranche A3 Term Loan
3-month Term SOFR + 0.850% 03/01/2029	4.900%	2,244,162	2,204,889
Total			4,400,997
Home Construction 0.0%
Kelso Industries LLC(c),(t),(v),(w)
Delayed Draw Term Loan
3-month Term SOFR + 0.500% 12/30/2029	0.500%	19,900	19,850
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Kelso Industries LLC(c),(v)
Term Loan
3-month Term SOFR + 5.750% 12/30/2029	9.572%	422,909	421,852
Total			441,702
Leisure 0.0%
EOC Borrower LLC(c),(v)
Tranche A Term Loan
1-month Term SOFR + 3.750% 03/24/2028	7.666%	184,231	184,231
Showtime Acquisition LLC(c),(v)
Term Loan
3-month Term SOFR + 4.750% 08/16/2031	8.628%	586,593	574,861
Total			759,092
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(c),(v)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% 11/08/2030	5.704%	2,082,792	2,090,207
Media and Entertainment 0.0%
ABG Intermediate Holdings 2 LLC(c),(v)
1st Lien Term Loan
1-month Term SOFR + 2.250% 12/21/2028	6.166%	115,388	115,539
Diamond Sports Net LLC(v)
1st Lien Term Loan
01/02/2028	0.000%	387,618	249,366
Magnite, Inc.(c),(v)
Term Loan
1-month Term SOFR + 3.000% 02/06/2031	6.916%	498,830	497,584
MH Sub I LLC/Micro Holding Corp.(c),(v)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	8.252%	212,776	191,837
3-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	8.252%	162,270	146,301
1-month Term SOFR + 4.250% 12/31/2031	8.166%	609,360	495,361
Plano Holdco, Inc.(c),(v)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.502%	129,350	125,631
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Red Ventures LLC/New Imagitas, Inc.(c),(v)
Tranche B5 1st Lien Term Loan
1-month Term SOFR + 2.750% 03/04/2030	6.666%	411,900	384,562
Research Now Group LLC(c),(v)
Term Loan
3-month Term SOFR + 5.000% 07/17/2028	9.140%	92,940	91,964
StubHub Holdco Sub LLC(c),(t),(v)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	8.666%	308,472	300,569
X Corp.(c),(v)
Tranche B1 1st Lien Term Loan
6-month Term SOFR + 6.500% 10/26/2029	10.448%	563,650	548,431
Tranche B3 1st Lien Term Loan
6-month Term SOFR + 9.500% 10/26/2029	9.500%	221,156	219,037
Total			3,366,182
Oil Field Services 0.0%
Hunterstown Generation LLC(c),(v)
Term Loan
3-month Term SOFR + 3.000% 11/06/2031	7.002%	199,165	199,201
Other Industry 0.0%
Potomac Energy Center LLC(c),(v)
Term Loan
3-month Term SOFR + 3.000% 08/05/2032	6.840%	222,498	223,611
Technimark Holdings LLC(c),(v)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 04/14/2031	7.201%	597,883	585,674
Total			809,285
Paper 0.0%
Mativ Holdings, Inc.(c),(j),(k),(v)
Delayed Draw Term Loan
1-month Term SOFR + 2.500% 05/06/2027	6.516%	162,661	161,034
Pharmaceuticals 0.0%
Jazz Pharmaceuticals, Inc.(c),(v)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 05/05/2028	6.166%	402,047	403,499
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.0%
AmWINS Group, Inc.(c),(v)
Term Loan
3-month Term SOFR + 2.250% 01/30/2032	6.252%	409,132	410,020
Restaurants 0.0%
1011778 BC ULC(c),(v)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% 09/20/2030	5.666%	406,680	406,070
Dave & Buster’s, Inc.(c),(v)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	7.072%	462,388	407,942
KFC Holding Co./Yum! Brands(c),(v)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	5.827%	356,973	357,419
Tacala Investment Corp.(c),(v)
1st Lien Term Loan
1-month Term SOFR + 3.000% 01/31/2031	6.916%	688,592	691,360
Total			1,862,791
Retailers 0.0%
Great Outdoors Group LLC(c),(v)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	7.166%	386,751	387,524
Michaels Co., Inc. (The)(c),(v)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 04/15/2028	8.513%	1,207,222	1,155,795
Total			1,543,319
Technology 0.1%
Barracuda Parent LLC(c),(v)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.340%	223,061	187,981
Blackhawk Network Holdings, Inc.(c),(t),(v)
Tranche B2 1st Lien Term Loan
1-month Term SOFR + 4.000% 03/12/2029	7.916%	700,000	702,100
Boost Newco Borrower LLC(c),(v)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% 01/31/2031	6.002%	533,846	534,647

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CPI Buyer LLC(c),(v)
Term Loan
3-month Term SOFR + 4.000% 05/27/2032	7.985%	325,530	323,251
DTI Holdco, Inc.(c),(v)
1st Lien Term Loan
1-month Term SOFR + 4.000% 04/26/2029	7.916%	575,629	536,129
EagleView Technology Corp.(c),(v)
1st Lien Term Loan
3-month Term SOFR + 5.500% 08/14/2028	9.502%	683,146	665,001
Genesys Cloud Services Holdings I LLC(c),(v)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.416%	306,732	301,940
McAfee Corp.(c),(v)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.916%	112,387	103,577
Modena Buyer LLC(c),(v)
Term Loan
3-month Term SOFR + 4.250% 07/01/2031	8.090%	133,148	130,340
Neon Maple Purchaser, Inc.(c),(v)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% 11/17/2031	6.416%	248,752	248,799
Peraton Corp.(c),(v)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	7.690%	599,584	524,959
Project Alpha Intermediate Holding, Inc.(c),(t),(v)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/26/2030		490,724	490,008
Renaissance Holding Corp.(c),(t),(v)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 04/05/2030	7.916%	978,313	845,263
Sophos Holdings SARL(c),(t),(v)
1st Lien Term Loan
1-month Term SOFR + 3.500% 03/05/2027	7.530%	663,105	663,032
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Xerox Corp.(c),(v)
1st Lien Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 11/19/2029	7.843%	1,116,863	1,008,148
Total			7,265,175
Wirelines 0.0%
Frontier Communications Holdings LLC(c),(v)
Term Loan
1-month Term SOFR + 2.500% 07/01/2031	6.459%	202,887	202,570
Zayo Group Holdings, Inc.(c),(v)
Term Loan
1-month Term SOFR + 3.000% 03/11/2030	7.030%	274,160	259,652
Total			462,222
Total Senior Loans (Cost $59,801,598)			57,966,131

Treasury Bills 0.0%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.0%
U.S. Treasury Bills(s)
01/22/2026	3.740%	193,000	191,919
Total Treasury Bills (Cost $191,828)			191,919

U.S. Government & Agency Obligations 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residual Funding Corp.(h)
STRIPS
01/15/2030	0.000%	4,110,000	3,521,895
Resolution Funding Corp.(h)
STRIPS
04/15/2030	0.000%	2,360,000	1,998,961
Total U.S. Government & Agency Obligations (Cost $5,535,353)			5,520,856

U.S. Treasury Obligations 12.9%

U.S. Treasury
10/31/2027	3.500%	53,224,000	53,213,605
04/15/2028	3.750%	25,858,900	26,010,417
11/15/2028	3.500%	34,953,500	34,961,692
09/30/2030	3.625%	30,884,700	30,920,893
10/31/2030	3.625%	216,264,000	216,483,643
04/30/2032	4.000%	209,500	212,610
10/31/2032	3.750%	140,818,000	140,509,961
Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2035	4.250%	27,110,000	27,673,380
11/15/2035	4.000%	73,854,300	73,738,903
08/15/2041	1.750%	40,675,000	27,989,484
11/15/2041	2.000%	34,415,000	24,493,801
05/15/2042	3.250%	52,060,000	44,267,269
08/15/2042	3.375%	30,725,000	26,476,309
11/15/2042	2.750%	32,165,000	25,224,396
05/15/2043	3.875%	19,435,000	17,798,209
08/15/2043	3.625%	4,995,000	4,401,063
08/15/2043	4.375%	29,925,000	29,176,875
11/15/2043	4.750%	22,835,000	23,309,540
08/15/2044	4.125%	7,070,000	6,628,125
11/15/2044	4.625%	2,125,000	2,126,660
02/15/2045	4.750%	41,411,300	42,071,293
05/15/2045	5.000%	10,220,000	10,715,031
08/15/2045	4.875%	39,975,000	41,230,465
08/15/2049	2.250%	7,360,000	4,749,500
05/15/2050	1.250%	6,315,000	3,132,832
11/15/2050	1.625%	31,720,000	17,222,969
08/15/2053	4.125%	24,920,000	22,727,819
11/15/2053	4.750%	8,130,000	8,212,570
11/15/2054	4.500%	17,284,900	16,790,660
02/15/2055	4.625%	45,590,000	45,219,581
05/15/2055	4.750%	25,835,000	26,149,864
08/15/2055	4.750%	66,782,600	67,617,382
11/15/2055	4.625%	174,189,000	172,937,016
U.S. Treasury(d)
11/30/2027	3.500%	92,263,300	92,054,266
11/30/2030	3.500%	54,334,900	54,090,817
U.S. Treasury(s)
02/15/2042	2.375%	35,245,000	26,439,257
U.S. Treasury(t)
11/15/2045	4.625%	136,398,800	136,292,238
U.S. Treasury(h),(s)
STRIPS
02/15/2041	0.000%	8,725,000	4,272,556
05/15/2041	0.000%	7,485,000	3,620,254
08/15/2042	0.000%	23,610,000	10,625,898
05/15/2043	0.000%	17,045,000	7,344,724
11/15/2043	0.000%	8,059,000	3,380,194
U.S. Treasury(h)
STRIPS
08/15/2041	0.000%	6,400,000	3,051,453
11/15/2041	0.000%	4,710,000	2,214,779
05/15/2042	0.000%	5,400,000	2,469,979
11/15/2042	0.000%	970,000	430,740
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2043	0.000%	895,000	391,137
08/15/2043	0.000%	2,110,000	895,717
02/15/2044	0.000%	980,000	404,268
05/15/2044	0.000%	1,165,000	474,524
08/15/2044	0.000%	1,255,000	503,722
02/15/2045	0.000%	8,770,000	3,529,097
02/15/2045	0.000%	695,000	272,188
11/15/2045	0.000%	2,120,000	799,851
05/15/2046	0.000%	1,775,000	652,607
08/15/2048	0.000%	1,910,000	628,445
02/15/2049	0.000%	2,000,000	641,642
Total U.S. Treasury Obligations (Cost $1,727,331,208)			1,669,874,170

Warrants —%
Issuer	Shares	Value ($)
Financials —%
Financial Services —%
DSG TopCo, Inc.(i),(j) 06/30/2026	101,455	0
Total Financials		0
Total Warrants (Cost $10)		0

Put Option Contracts Purchased 0.0%
Value ($)
(Cost $680,042)	67,986

Money Market Funds 8.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(y),(z)	1,108,256,924	1,107,924,447
Total Money Market Funds (Cost $1,107,914,299)		1,107,924,447
Total Investments in Securities (Cost: $13,879,113,239)		13,737,181,398
Other Assets & Liabilities, Net		(823,968,469)
Net Assets		12,913,212,929
At November 30, 2025, securities and/or cash totaling $55,880,136 were pledged as collateral.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
58 USD	50 EUR	Barclays	12/12/2025	—	—
6,340,597 MXN	338,349 USD	Barclays	01/09/2026	—	(6,701)
32,593,293 AUD	21,534,131 USD	Citi	01/09/2026	174,160	—
1,114,361 AUD	726,403 USD	Citi	01/09/2026	—	(3,892)
1,175,816 EUR	1,366,171 USD	Citi	01/09/2026	—	(1,103)
938,647 GBP	1,232,920 USD	Citi	01/09/2026	—	(9,569)
1,129,168 USD	979,928 EUR	Citi	01/09/2026	10,322	—
1,279,990 USD	1,084,479 EUR	Citi	01/09/2026	—	(18,925)
5,242,236 EUR	6,119,287 USD	Goldman Sachs	01/09/2026	23,457	—
1,059,299 EUR	1,226,677 USD	Goldman Sachs	01/09/2026	—	(5,108)
4,667,273 GBP	6,284,603 USD	Goldman Sachs	01/09/2026	106,525	—
4,727,754 USD	4,087,010 EUR	Goldman Sachs	01/09/2026	24,743	—
2,340,218 USD	1,999,999 EUR	Goldman Sachs	01/09/2026	—	(14,560)
54,093,924 EUR	63,419,106 USD	JPMorgan	01/09/2026	517,068	—
3,610,881 USD	3,106,829 EUR	JPMorgan	01/09/2026	1,833	—
641,520 USD	547,832 EUR	JPMorgan	01/09/2026	—	(4,484)
6,340,597 MXN	338,673 USD	Morgan Stanley	01/09/2026	—	(6,377)
Total				858,108	(70,719)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	1,623	03/2026	USD	190,601,063	1,279,192	—
U.S. Long Bond	1,576	03/2026	USD	185,081,500	1,003,900	—
U.S. Treasury 10-Year Note	1,122	03/2026	USD	127,171,688	594,815	—
U.S. Treasury 10-Year Note	430	03/2026	USD	48,737,813	—	(32,333)
U.S. Treasury 2-Year Note	2,820	03/2026	USD	588,983,440	661,697	—
U.S. Treasury 5-Year Note	3,232	03/2026	USD	354,762,500	1,423,018	—
U.S. Treasury 5-Year Note	2,773	03/2026	USD	304,380,078	628,995	—
U.S. Treasury Ultra 10-Year Note	1,395	03/2026	USD	162,103,359	1,176,109	—
U.S. Treasury Ultra 10-Year Note	478	03/2026	USD	55,545,094	487,949	—
U.S. Treasury Ultra Bond	1,674	03/2026	USD	202,449,375	1,703,219	—
U.S. Treasury Ultra Bond	1,382	03/2026	USD	167,135,625	1,667,905	—
Total					10,626,799	(32,333)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	(344)	12/2025	AUD	(38,445,165)	448,283	—
Australian 3-Year Bond	(31)	12/2025	AUD	(3,282,185)	27,717	—
Euro-Bobl	(20)	12/2025	EUR	(2,359,000)	424	—
Euro-Bund	(31)	12/2025	EUR	(3,995,280)	6,628	—
Euro-Bund	(168)	12/2025	EUR	(21,651,840)	—	(168,463)
Euro-Buxl 30-Year	(42)	12/2025	EUR	(4,779,600)	—	(38,252)
Euro-Schatz	(5)	12/2025	EUR	(534,875)	550	—
Long Gilt	(15)	03/2026	GBP	(1,373,700)	—	(18,716)
U.S. Treasury 2-Year Note	(214)	03/2026	USD	(44,695,906)	8,379	—
U.S. Treasury 2-Year Note	(2)	03/2026	USD	(417,719)	108	—
U.S. Treasury Ultra 10-Year Note	(522)	03/2026	USD	(60,658,031)	—	(312,812)
Total					492,089	(538,243)

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
2-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	172,000,000	172,000,000	4.05	01/30/2026	116,272	2,443
2-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	172,000,000	172,000,000	4.03	02/27/2026	94,600	8,359
2-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	172,000,000	172,000,000	4.00	03/31/2026	137,600	21,947
5-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	71,000,000	71,000,000	4.22	01/30/2026	80,940	2,854
5-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	71,000,000	71,000,000	4.22	02/27/2026	108,630	9,464
5-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	71,000,000	71,000,000	4.22	03/31/2026	142,000	22,919
Total							680,042	67,986

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 4.750%	SOFR	Receives Annually, Pays Annually	JPMorgan	05/11/2026	USD	60,000,000	339,408	—	—	339,408	—
SOFR	Fixed rate of 4.663%	Receives Annually, Pays Annually	JPMorgan	05/17/2026	USD	164,695,000	(990,992)	—	—	—	(990,992)
Fixed rate of 4.497%	SOFR	Receives Annually, Pays Annually	JPMorgan	05/13/2027	USD	74,475,000	1,248,590	—	—	1,248,590	—
SOFR	Fixed rate of 4.253%	Receives Annually, Pays Annually	JPMorgan	05/13/2029	USD	46,350,000	(1,480,326)	—	—	—	(1,480,326)
Fixed rate of 4.004%	SOFR	Receives Annually, Pays Annually	JPMorgan	12/20/2044	USD	37,895,000	92,452	—	—	92,452	—
Fixed rate of 3.805%	SOFR	Receives Annually, Pays Annually	JPMorgan	12/16/2049	USD	25,535,000	(851,147)	—	—	—	(851,147)
SOFR	Fixed rate of 1.350%	Receives Annually, Pays Annually	JPMorgan	05/11/2054	USD	5,710,000	181,658	—	—	181,658	—
SOFR	Fixed rate of 3.136%	Receives Annually, Pays Annually	JPMorgan	12/14/2054	USD	33,500,000	648,590	—	—	648,590	—
SOFR	Fixed rate of 3.719%	Receives Annually, Pays Annually	JPMorgan	12/16/2054	USD	22,610,000	1,101,258	—	—	1,101,258	—
SOFR	Fixed rate of 3.825%	Receives Annually, Pays Annually	JPMorgan	12/20/2054	USD	28,885,000	876,693	—	—	876,693	—
Total							1,166,184	—	—	4,488,649	(3,322,465)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America High Yield Index, Series 45	Morgan Stanley	12/20/2030	5.000	Quarterly	3.217	USD	35,000,000	355,041	—	—	355,041	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.050%
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2025, the total value of these securities amounted to $4,137,139,311, which represents 32.04% of total net assets.

(c)	Variable rate security. The interest rate shown was the current rate as of November 30, 2025.
(d)	Represents a security purchased on a when-issued basis.
(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2025.

(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(h)	Zero coupon bond.
(i)	Non-income producing investment.
(j)	Valuation based on significant unobservable inputs.
(k)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2025, the total value of these securities amounted to $9,297,854, which represents 0.07% of total net assets.

(l)	Perpetual security with no specified maturity date.
(m)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2025.

(n)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2025, the total market value of these securities amounted to $38,680, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Digicel Ltd.	01/29/2024	3,868	38,680	38,680

(o)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(p)	Represents a security in default.
(q)	Principal and interest may not be guaranteed by a governmental entity.
(r)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at November 30, 2025:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Uniform Mortgage-Backed Security TBA
01/16/2054 5.500%	(24,500,000)	01/14/2026	(24,706,484)	(24,789,707)

(s)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(t)	Represents a security purchased on a forward commitment basis.
(u)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(v)
The stated interest rate represents the weighted average interest rate at November 30, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

Multi-Manager Total Return Bond Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(w)
At November 30, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
First Eagle Holdings, Inc. Delayed Draw Term Loan 08/16/2032 1.750%	36,584
Kelso Industries LLC Delayed Draw Term Loan 12/30/2029 0.500%	19,900

(x)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(y)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(z)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	1,881,749,199	3,333,070,081	(4,106,906,976)	12,143	1,107,924,447	72,578	12,842,055	1,108,256,924
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Multi-Manager Total Return Bond Strategies Fund  | 2025

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT101_08_T01_(01/26)